As filed with the Securities and Exchange Commission on December 1, 2016

Registration File Nos. 333-134820 and 811-21907

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 13	☒

(Check appropriate box or boxes.)

TIAA Separate Account VA-3

(Exact Name of Registrant)

Teachers Insurance and

Annuity Association of America

(Name of Insurance Company)

730 Third Avenue

New York, New York 10017

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, Including Area Code: (212) 490-9000

Name and Address of Agent for Service:	Copy to:

Rachel D. Mendelson, Esquire Teachers Insurance and Annuity Association of America 730 Third Avenue	Stephen E. Roth, Esquire Sutherland Asbill & Brennan LLP 700 Sixth Street, N.W., Suite 700 Washington, DC 20001-3980
New York, New York 10017

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on December 1, 2016, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Interests in a separate account funding variable annuity contracts.

TIAA Separate Account VA-3

Teachers Insurance and Annuity Association of America

SUPPLEMENT NO. 1

dated December 1, 2016

to the Prospectus Level 1 dated May 1, 2016

This supplement amends certain disclosure in the prospectus for the TIAA Access individual and group variable annuity contracts. Please keep this supplement with your prospectus for future reference.

1. The following Funds are added as underlying investments for investment accounts available under the terms of your contract. You may only invest in those investment accounts available under the terms of your employer’s plan.

Fund	Investment Advisor	Investment Objective / Benchmark
American Beacon Holland Large Cap Growth Fund (Institutional Shares)	American Beacon Advisers, Inc.	The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration.
Ariel Appreciation Fund (Institutional Class)	Ariel Investments, LLC	The Fund seeks long-term capital appreciation.
Champlain Mid Cap Fund (Institutional Shares)	Champlain Investment Partners, LLC	The Fund seeks capital appreciation.
Delaware Emerging Markets Fund (Class R6)	Delaware Management Company	The Fund seeks long-term capital appreciation.
JP Morgan Small Cap Value Fund (Class R6)	J.P. Morgan Investment Management Inc.	The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.
Lazard International Equity Portfolio (R6 Shares)	Lazard Asset Management LLC	The Fund seeks long-term capital appreciation.
Lord Abbett High Yield Fund (Class R6)	Lord, Abbett & Co. LLC	The Fund seeks a high current income and the opportunity for capital appreciation to produce a high total return.
MFS Mid Cap Value Fund (Class R5)	Massachusetts Financial Services Company	The Fund seeks capital appreciation.
Nationwide Geneva Small Cap Growth Fund (Institutional Class)	Nationwide Fund Advisors	The Fund seeks long-term capital appreciation.
Parnassus Fund (Institutional Shares)	Parnassus Investments	The Fund seeks long-term capital appreciation.
Templeton Global Bond Fund (Class R6)	Franklin Advisors, Inc.	The Fund seeks current income with capital appreciation and growth of income.

Fund	Investment Advisor	Investment Objective / Benchmark
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund	T. Rowe Price Associates, Inc.	The Fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
Vanguard 500 Index Fund (Admiral Shares)	The Vanguard Group, Inc.	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P 500 Index.
Vanguard Equity Income Fund (Admiral Shares)	Wellington Management Company, LLP and The Vanguard Group, Inc.	The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Vanguard Extended Market Index Fund (Admiral Shares)	The Vanguard Group, Inc.	The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid- capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P Completion Index.
Vanguard Total Bond Market Index Fund (Admiral Shares)	The Vanguard Group, Inc.	The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund primarily invests its assets in securities selected to track the Bloomberg Barclays U.S. Aggregate Float Adjusted Index.

2. The Range of Total Annual Fund Operating Expenses is updated to reflect a Net Annual Fund Operating Expenses minimum of 0.05% and a maximum of 1.32%.

3. The Total Annual Fund Operating Expense By Fund table is updated with the following information about the Funds listed above.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
American Beacon Holland Large Cap Growth Fund (Institutional Shares)	0.45%	—	0.43%	0.01%	0.89%	—	0.90%
Ariel Appreciation Fund (Institutional Class)	0.69%	—	0.10%	—	0.79%	—	0.79%
Champlain Mid Cap Fund (Institutional Shares)	0.73%	—	0.23%	—	0.96%	0.01%	0.95%
Delaware Emerging Markets Fund (Class R6)	1.18%	—	0.17%	—	1.35%	0.03%	1.32%
JP Morgan Small Cap Value Fund (Class R6)	0.65%	—	0.12%	0.01%	0.78%	0.01%	0.77%
Lazard International Equity Portfolio (R6 Shares)	0.75%	—	0.17%	—	0.92%	0.12%	0.80%
Lord Abbett High Yield Fund (Class R6)	0.54%	—	0.14%	—	0.68%	—	0.68%
MFS Mid Cap Value Fund (Class R6)	0.72%	—	0.06%	—	0.78%	0.01%	0.77%
Nationwide Geneva Small Cap Growth Fund (Institutional Class)	0.84%	—	0.15%	—	0.99%	—	0.99%
Parnassus Fund (Institutional Shares)	0.62%	—	0.08%	—	0.70%	—	0.70%

2

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reimburse- ments/ Waivers	Net Annual Fund Operating Expenses
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund	0.64%	—	0.18%	—	0.82%	—	0.82%
Templeton Global Bond Fund (Class R6)	0.48%	—	0.04%	0.01%	0.53%	0.02%	0.51%
Vanguard 500 Index Fund (Admiral Shares)	0.04%	—	0.01%	—	0.05%	—	0.05%
Vanguard Equity Income Fund (Admiral Shares)	0.16%	—	0.01%	—	0.17%	—	0.17%
Vanguard Extended Market Index Fund (Admiral Shares)	0.08%	—	0.01%	—	0.09%	—	0.09%
Vanguard Total Bond Market Index Fund (Admiral Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%

†

The most recently ended fiscal year for the American Beacon Holland Large Cap Growth Fund is December 31, 2015; most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2016; most recently ended fiscal year for the Champlain Mid Cap Fund is November 30, 2016 (the expenses reflected in the table are for the fiscal year ended November 30, 2015); most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2016 (the expenses reflected in the table are for the fiscal year ended November 30, 2015); most recently ended fiscal year for the JP Morgan Small Cap Value Fund is June 30, 2016; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2015; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2016 (the expenses reflected in the table are for the fiscal year ended November 30, 2015); most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2016; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2016 (the expenses reflected in the table are for fiscal year ended October 31, 2015); most recently ended fiscal year for the Parnassus Fund is December 31, 2015; most recently ended fiscal year for the T. Rowe Price QM U.S. Small-Cap Growth Equity Fund is December 31, 2015; most recently ended fiscal year for the Templeton Global Bond Fund is September 30, 2016; most recently ended fiscal year for the Vanguard 500 Index Fund is December 31, 2015; most recently ended fiscal year for the Vanguard Equity Income Fund is September 30, 2016; most recently ended fiscal year for the Vanguard Extended Market Index Fund is December 31, 2015; most recently ended fiscal year for the Vanguard Total Bond Market Index Fund is December 31, 2015. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

4. The Market timing/excessive trading policy section is updated to include Delaware Emerging Markets Fund, Lazard International Equity Portfolio, and Templeton Global Bond Fund in the list of portfolios where the risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities.

3

5. New share classes of the following Vanguard Funds will be available on January 20, 2017 as underlying investments for investment accounts available under the terms of your contract. You may only invest in those investment accounts available under the terms of your employer’s plan.

Fund	Old Share Class	New Share Class
Vanguard Emerging Markets Stock Index Fund	Admiral Shares	Institutional Shares
Vanguard Explorer Fund	Investor Shares	Admiral Shares
Vanguard Intermediate-Term Treasury Fund	Investor Shares	Admiral Shares
Vanguard Small-Cap Value Index Fund	Investor Shares	Institutional Shares
Vanguard Wellington Fund	Investor Shares	Admiral Shares

A15659 (12/16)

TIAA Separate Account VA-3

Teachers Insurance and Annuity Association of America

SUPPLEMENT NO. 1

dated December 1, 2016

to the Prospectus Levels 2, 3, 4 dated May 1, 2016

This supplement amends certain disclosure in the prospectus for the TIAA Access individual and group variable annuity contracts. Please keep this supplement with your prospectus for future reference.

New share classes of the following Vanguard Funds will be available on January 20, 2017 as underlying investments for investment accounts available under the terms of your contract. You may only invest in those investment accounts available under the terms of your employer’s plan.

Fund	Old Share Class	New Share Class
Vanguard Emerging Markets Stock Index Fund	Admiral Shares	Institutional Shares
Vanguard Explorer Fund	Investor Shares	Admiral Shares
Vanguard Intermediate-Term Treasury Fund	Investor Shares	Admiral Shares
Vanguard Small-Cap Value Index Fund	Investor Shares	Institutional Shares
Vanguard Wellington Fund	Investor Shares	Admiral Shares

A15660 (12/16)

Part A and Part B of Post-Effective Amendment No. 11 to the Registration Statement (File Nos. 333-134820, 811-21907), which was filed with the Securities and Exchange Commission on April 25, 2016, are incorporated by reference into this Post-Effective Amendment No. 12 to the Registration Statement.

Part C — OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial statements

Part A: None

Part B: Includes all required financial statements of TIAA Separate Account VA-3 and Teachers Insurance and Annuity Association of America

(b)	Exhibits:

(1)(a)	Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed September 29, 2006.)

(b)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(c)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(2)	None

(3)	Form of Distribution Agreement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

(4)	(A)	RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(A.1)	Amended and Restated RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(B.1)	Amended and Restated SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post- Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(C.1)	Amended and Restated GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(D)	GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(D.1)	Amended and Restated GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E)	GA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E.1)	Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.2)	Endorsement to Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(E.3)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(F)	RC Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(G)	RCP Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(H)	Minimum Distribution Annuity Contract Endorsement – Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(I)	Minimum Distribution Annuity Contract Endorsement – Non-Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(J)	Separate Account One-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(K)	Separate Account Two-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(L)	Separate Account Fixed-Period Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(M)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(N)	Endorsement to TIAA Group Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(O)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(P)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(Q)	Endorsement to TIAA Immediate Annuity Contract Applicable to Minimum Distribution Annuity and Installment Refund Contracts (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(R)	Endorsement to TIAA Immediate Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(S)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(T)	Endorsement to TIAA Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(U)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(V)	Endorsements to TIAA Deferred Annuity Contract – Minimum Distribution Annuity Election (Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2014.)

(W)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(X)	Supplement to TIAA Retirement Choice Annuity Plus Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(Y)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(Z)	Supplement to TIAA Supplemental Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(A1)	Supplement to TIAA Group Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(A2)	Supplement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(A3)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(A4)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(A5)	Supplement to TIAA Retirement Choice Annuity Certificate(Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A6)	Supplement to TIAA Retirement Choice Plus Annuity Certificate(Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A7)	Supplement to TIAA Retirement Annuity Contract(Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A8)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract(Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A9)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate(Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A10)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate(Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A11)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract(Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A12)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract(Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

	(A13)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(5)		Form of Application (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

(6)	(A)	Restated Charter of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

	(B)	Bylaws of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(7)		None

(8)	(A)	Form of Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(B)	Form of Participation Agreement among Legg Mason Investor Services, LLC, Western Asset Management Company, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(C)	Form of Participation Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post- Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(D)	Form of Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(E)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

	(F)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	Form of Amendment to Participation Agreements (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(H)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(I)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(J)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA- CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. re: Rule 22c-2. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(K)	Third Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

	(L)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

	(M)	Participation Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(N)	Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(O)	Defined Contribution Clearance & Settlement Agreement by and between The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(P)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(Q)	First Amendment to the Defined Contribution Clearance & Settlement Agreement between The Vanguard Group, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(R)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(S)	Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(T)	Amendment to Fund Participation and Service Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(U)	Amendment to Fund Participation and Service Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(V)

Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc. and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration

No. 333-134820 Filed April 25, 2013.)

(W)	Third Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(X)	Fifth Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(Y)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(Z)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post- Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

	(A1)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc. and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

	(A2)	Form of Participation Agreement among American Beacon Advisors, Inc., Foreside Fund Services, LLC, and Teachers Insurance and Annuity Association of America*

	(A3)	Form of Participation Agreement among Ariel Distributors, LLC and Teachers Insurance and Annuity Association of America*

	(A4)	Form of Participation Agreement among The Advisors’ Inner Circle Fund II, Champlain Investment Partners LLC, SEI Investment Distribution Co., and Teachers Insurance and Annuity Association of America*

	(A5)	Form of Participation Agreement among Delaware Investments Family of Funds, Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America*

	(A6)	Form of Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc., and Teachers Insurance and Annuity Association of America*

	(A7)	Form of Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America*

	(A8)	Form of Participation Agreement among Lord Abbett Investment Trust, Lord Abbett & Co. LLC, Lord Abbett Distributor LLC, and Teachers Insurance and Annuity Association of America*

	(A9)	Form of Participation Agreement among MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America*

	(A10)	Form of Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America*

	(A11)	Form of Participation Agreement among Parnassus Fund, Parnassus Investments, Parnassus Funds Distributor, and Teachers Insurance and Annuity Association of America*

	(A12)	Form of Participation Agreement among Franklin Templeton Distributors, Inc. and Teachers Insurance and Annuity Association of America*

	(A13)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America*

	(A14)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A.*

	(A15)	Form of Administrative Services Agreement among Ariel Investment Trust and Teachers Insurance and Annuity Association of America*

	(A16)	Form of Administrative Services Agreement among Parnassus Investments and Teachers Insurance and Annuity Association of America*

(9)	Opinion and consent of Meredith Kornreich, Esquire(Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(10)	(A)	Consent of Sutherland Asbill & Brennan LLP(Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

	(B)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(11)	None

(12)	None

(13)	(A) Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement Filed April 25, 2014, Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015, and Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

*	Filed herewith

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Insurance Company
Ronald L. Thompson	Trustee and Chairman
Jeffrey R. Brown	Trustee
James R. Chambers	Trustee
Lisa W. Hess	Trustee
Edward M. Hundert, M.D.	Trustee
Lawrence H. Linden	Trustee
Maureen O’ Hara	Trustee
Donald K. Peterson	Trustee
Sidney A. Ribeau	Trustee
Dorothy K. Robinson	Trustee
Kim M. Sharan	Trustee
David L. Shedlarz	Trustee
Marta Tienda	Trustee
Roger W. Ferguson, Jr.	President and Chief Executive Officer and Trustee
Kathie Andrade	Executive Vice President
Scott Blandford	Executive Vice President
Richard S. Biegen	Chief Compliance Officer of the Separate Account
Douglas Chittenden	Executive Vice President
Sue A. Collins	Senior Vice President and Chief Actuary
Carol Deckbar	Executive Vice President
Phillip Goff	Senior Vice President, Corporate Controller
Stephen B. Gruppo	Executive Vice President
Alice Hocking	Executive Vice President
Robert G. Leary	Executive Vice President
Rahul Merchant	Executive Vice President
J. Keith Morgan	Executive Vice President and Chief Legal Officer
Ronald R. Pressman	Executive Vice President
Glenn Richter	Executive Vice President
Phillip Rollock	Senior Managing Director, Corporate Secretary
Otha Spriggs	Executive Vice President
Paul J. Van Heest	Executive Vice President
Constance K. Weaver	Executive Vice President
Virginia M. Wilson	Executive Vice President

*	The principal business address for each individual is:
TIAA
730	Third Avenue
New	York, New York 10017-3206

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

EXHIBIT C

Exhibit A

(1)	TIAA Board of Overseers is a New York not-for-profit corporation established to further education and other non-profit purposes by holding the stock of TIAA. TIAA’s capital stock, constituting all of its authorized shares of stock, was originally issued to the Carnegie Corporation of New York. The shares were transferred to Trustees of T.I.A.A. Stock, renamed TIAA Board of Overseers, after the enactment of the Laws of 1937, Chapter 880, New York State Law, approved by the Governor on June 3, 1937.

(2)	Teachers Insurance and Annuity Association of America (“TIAA”) is a New York domiciled life insurance company that issues guaranteed and variable annuities and life insurance for nonprofit and government institutions and their employees. TIAA employs all TIAA entities’ staff except for those employed by Adastra Management, Inc., AGR Partners LLC, Churchill Asset Management, LLC, Envisage Information Systems, LLC, GreenWood Resources, Inc. and its subsidiaries, Kaspick & Company, LLC, ND Europe S.a.r.l., Nuveen Investments, Inc. and its subsidiaries, Polar Star Canadian Oil and Gas, Inc., REA Europe S.a.r.l., TCAM Global Australia Pty Ltd, TCAM Global UK Limited, TIAA-CREF Alternatives Services, LLC, TIAA-CREF Trust Company, FSB, TIAA Henderson Real Estate Limited and its subsidiaries, and Westchester Group Investment Management, Inc. and its subsidiaries. The TIAA Board of Overseers elects TIAA’s trustees.

•	TIAA Separate Account VA-1 (“VA-1”) is a separate account registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company that offers individual, variable, after-tax annuities. VA-1 has only one investment portfolio, the Stock Index Account.

•	TIAA Real Estate Account VA-2 (“VA-2”) is a separate account of TIAA that allows TIAA to offer a variable investment option based on real estate investments for TIAA’s pension annuities.

•	TIAA Separate Account VA-3 (“VA-3”) is registered with the SEC as an investment company under the Investment Company Act of 1940 and operates as a unit investment trust. VA-3 is designed to fund individual and group variable contracts in retirement plans.

•	TIAA Stable Value Separate Account – 1 (SVSA-1) created to support the obligations of TIAA under a group annuity contract offered to TIAA’s pension customers.

(3)	College Retirement Equities Fund is a New York not-for-profit corporation and an SEC registered investment company that issues variable annuity contracts for employees of nonprofit and government institutions. Art. II, Sec. 1 of CREF’s Constitution limits eligibility of the members of CREF to those persons who are members of TIAA Board of Overseers. The trustees of CREF are elected by CREF policyholders.

(4)	TIAA-CREF Redwood, LLC was established for the purpose of owning the membership interests in Kaspick & Company, LLC and Covariance Capital Management, Inc.

(5)	Kaspick & Company, LLC a registered investment adviser providing investment advice and gift administration services to charitable organizations and other non-profit institutions through investment management and gift administration agreements with charitable organizations, which act as trustees for donors (and their beneficiaries) participating in their planned giving programs.

(6)	TCT Holdings, Inc. is organized for the purpose of holding the stock of TIAA-CREF Trust Company, FSB, a federal savings bank.

Exhibit A

(7)	TIAA-CREF Trust Company, FSB (“TIAA-FSB”) is a federally chartered savings bank that provides individual and institutional asset management and investment advice and retail banking and lending products for its customers. TIAA-FSB provides custodial trustee and administrative services to TIAA for TIAA’s customers. TIAA-FSB provides investment advisory services to TIAA-CREF Individual & Institutional Services, LLC. (“TC Services”) as well as a deposit sweep program to TC Services’ clients. TIAA-FSB also serves as trustee or custodian for certain TIAA investment funds.

(8)	TIAA-CREF Asset Management LLC, formerly, TIAA-CREF Asset Management, Inc. and TIAA-CREF Enterprises, Inc. is organized for the purpose of holding (i) the stock of Teachers Personal Investors Services, Inc. and (ii) the membership interests of GTR Special Member Holdco LLC, L&C Special Member Holdco, LLC, TIAA Alternative Holdings, LLC, TIAA Global Ag II Special Member LLC, TIAA-CREF Global Agriculture Investor Fund, LP and TIAA-CREF Investment Management, LLC.

(9)	U.S. Cities Fund GP LLC was established to act as the general partner of U.S. Cities Fund LP, which was organized as an open-end private investment fund which owns an interest in U.S. Cities Fund REIT LLC (“REIT”). The REIT owns membership interests in U.S. Cities Fund Operating GP LLC (“GP”), T-C Coronado LLC and U.S. Cities Fund Operating LP. GP was organized to act as the general partner of U.S. Cities Fund Operating LP, which is an unregistered fund organized as a vehicle for direct real estate investment.

(10)	Teachers Advisors, LLC (“TAI”) is a registered investment advisor organized for the purpose of providing investment advice and management services to the TIAA Separate Account VA-1, the TIAA-CREF Funds, the TIAA-CREF Life Funds, and other products. It provides investment adviser services for set contractual fees, with the intent of making a profit. TAI provides investment advice and other investment-related services to TIAA-CREF Trust Company, FSB. TAI acts as Manager of TIAA CLO I, Ltd., organized in the Cayman Islands, which acts as a private investment vehicle that will offer debt securities to third party investors.

(11)	Teachers Personal Investors Services, Inc. is a registered broker-dealer which distributes registered and unregistered investment products for its affiliated entities.

(12)	TIAA-CREF Tuition Financing, Inc. (“TFI”) provides program management services on behalf of state entities to qualified tuition programs (“529 Plans”) formed pursuant to Section 529 of the Internal Revenue Code (“IRC”). Under Section 529 of the IRC, only states and educational institutions may establish and maintain 529 Plans. TFI, with permission from the states, subcontracts with other entities to perform certain of its program management services.

(13)	TIAA-CREF Investment Management, LLC is a registered investment advisor, and provides investment management services for College Retirement Equities Fund.

(14)	TIAA-CREF Individual & Institutional Services, LLC (“Services”) is a registered broker-dealer and investment advisor, and provides distribution and related services for College Retirement Equities Fund, TIAA Real Estate Account and TIAA Separate Account VA-3, distribution services for the TIAA and Nuveen Families of Funds, the TIAA-CREF Life Funds, TIAA-CREF Life Insurance Company’s fixed and variable annuity and variable life products, and third party funds within retirement and savings plans and administrative services to tuition savings products. Services also introduces self-directed brokerage accounts cleared through Pershing, LLC. Services also provides certain broker-dealer, referral and support services to TIAA-FSB.

Exhibit A

(15)	TIAA-CREF Life Insurance Company is a New York domiciled life insurance company that issues guaranteed and variable annuities, funding agreements, and life insurance, including variable life insurance, to the general public. TIAA-CREF Life Insurance Company is the sole member of TIAA-CREF Insurance Agency, LLC.

•	TIAA-CREF Life Separate Account VA-1 is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 and qualifies as a separate account within the meaning of the federal securities laws. TC Life VA-1 offers variable investment options for its after-tax annuities. The Separate Account is divided into Investment Accounts, each of which invests in shares of one portfolio of affiliated and third-party mutual funds;

•	TIAA-CREF Life Separate Account VLI-1 is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 and qualifies as a separate account within the meaning of the federal securities laws. TC Life VLI-1 is used to provide values and benefits for life insurance policies. The Separate Account is divided into Investment Accounts, each of which invests in shares of one portfolio of affiliated and third-party mutual funds.

•	TIAA-CREF Life Separate Account VLI-2 is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 and qualifies as a separate account within the meaning of the federal securities laws. TC Life VLI-2 is used to provide values and benefits for life insurance policies. The Separate Account is divided into Investment Accounts, each of which invests in shares of one portfolio of affiliated and third-party mutual funds.

•	TIAA-CREF Life Separate Account (MVA-1) is a non-unitized separate account that will support a flexible premium deferred fixed annuity contract subject to withdrawal charges and a market value adjustment feature (“MVA Contract”). Since the MVA Contract is viewed as a security under the Securities Act of 1933, TC Life has filed a Registration Statement Form S-1 for TC Life MVA-1 with the SEC.

•	TIAA-CREF Life Stable Value Separate Account 1, TIAA-CREF Life Stable Value Separate Account 2, and TIAA-CREF Life Stable value Separate Account 3 are each an insulated, non-unitized separate account. The Separate Account will support one or more book value separate account agreements, group annuity contracts, guaranteed investment contracts or similar contracts (each a “Contract”). The Contract is intended to be issued in connection with pooled investment funds, stable value funds, retirement and other employee welfare, pension or college savings plans with a stable value investment option, and Qualified Trusts.

(16)	TIAA-CREF Insurance Agency, LLC is a licensed life insurance agent offering insurance services and products.

Exhibit A

(17)	Investment Subsidiaries:

•	The following corporations, trusts, and limited liability companies (“LLCs”) were organized by TIAA to hold real estate, mortgage, and securities investments for the General Account. Some may no longer hold any assets. All issued and outstanding stock of the corporations, trusts, and membership interests in the LLCs are owned, directly or indirectly, by TIAA.

Entity Name	Domestic Jurisdiction
1000 Waterford Operating LP	DE
485 Properties, LLC	DE
5200 Waterford Operating LP	DE
5201-5301 Waterford Operating LP	DE
701-703 Waterford Operating LP	DE
730 Carroll, LLC	DE
730 Catsolar, LLC	DE
730 Cricket, LLC	DE
730 Orion, LLC	DE
730 Power Development, LLC	DE
730 Telecom LLC	DE
730 Texas Timberlands II, Ltd.	TX
730 Texas Timberlands, Ltd.	TX
8 Spruce Street GA Investor LLC	DE

Exhibit A

Actgas, LLC	DE
Active Extension Fund I, LLC	DE
Active Extension Fund III, LLC	DE
Actoil Bakken, LLC	DE
Actoil Colorado, LLC	DE
Actoil Utica, LLC	DE
Actoil, LLC	DE
AGR Agricultural Investments LLC	DE
Almond Processors, LLC	DE
Alta Loma Vineyard LLC	CA
Arroyo Loma, LLC	DE
Boca 10 A & B LLC	DE
Boca 10 C & D LLC	DE
Boca 11 A LLC	DE
Boca 54 Land Associates LLC	DE
Boca 54 North LLC	DE
Bridge View Land, LLC	CA

Exhibit A

Broadleaf Timberland Investments, LLC	DE
CCM Series 2, LLC	DE
CCM Series, LLC	DE
Ceres Agricultural Properties, LLC	DE
Chalk Ridge Vineyard, LLC	CA
Churchill MMSLF Funding 1, LLC	DE
Churchill MMSLF Funding 2, LLC	DE
Clarendon Virginia IV, LLC	DE
CPPIB-TIAA U.S. Real Property Fund, L.P.	DE
C-T REIT LLC	DE
C-T Shenandoah LLC	DE
Demeter Agricultural Properties II, LLC	DE
Demeter Agricultural Properties, LLC	DE
Dionysus Properties, LLC	DE
Global AG II FFI LLC	DE
Global AG II US Corp.	DE
Global AG Properties II USA LLC	DE

Exhibit A

Global AG Properties USA LLC	DE
Global AG US Corp.	DE
Global Agriculture AIV (US) LLC	DE
Global Agriculture II AIV (US) LLC	DE
Global Agriculture II AIV, LP	DE
Global Timber International, LLC	DE
Global Timber SA LLC	DE
Growth Capital Fund I, L.P.	DE
GTR Special Member Holdco LLC	DE
Hassett Lane Vineyard, LLC	CA
Hobson Avenue Vineyard, LLC	CA
I 595 Toll Road, LLC	DE
IAI USA Fund II, LLC	DE
IAI USA, LLC	DE
Inception Partners III, LP	DE
Inception Partners IV, LP	DE
Inception Partners V, LP	DE

Exhibit A

Infra Alpha LLC	DE
International Agricultural Investors Fund II, LLC	DE
International Agricultural Investors, LLC	DE
JWL Properties, Inc.	DE
L&C Special Member Holdco, LLC	DE
L&C Tree Farms, LLC	DE
L&C TRS LLC	DE
Loma del Rio Vineyards LLC	DE
Loma Verde, LLC	DE
Marsino Vineyard, LLC	CA
ND 70SMA LLC	DE
ND Festival Place LLC	DE
ND Properties, Inc.	DE
Oak Knoll Napa Vineyards, LLC	CA
Occator Agricultural Properties, LLC	DE
Pennmuni-TIAA U.S. Real Estate Fund, LLC	DE
Premiere Agricultural Properties, LLC	DE

Exhibit A

Premiere Columbia Properties, LLC	DE
Premiere Farm Properties, LLC	DE
Quercus Forestland Account, LLC	NC
Quercus Panama LLC	DE
Quercus West Virginia LLC	DE
Renewable Timber Resources LLC	DE
Rodgers Creek Vineyard LLC	CA
Silverado Gonzales Vineyards, LLC	CA
Silverado Los Alamos Vineyards, LLC	CA
Silverado Monterey Vineyards, LLC	CA
Silverado Premium Properties, LLC	DE
Silverado SLO Vineyards, LLC	CA
Silverado Sonoma Vineyards, LLC	CA
Silverado Suscol, LLC	CA
Silverado Sweetwater Vineyards, LLC	CA
Silverado Winegrowers Holdings, LLC	DE
Silverado WineGrowers, LLC	CA

Exhibit A

Social Infra, LLC	DE
SPP Napa Vineyards, LLC	DE
Stage Gulch Ridge Vineyard, LLC	CA
Stanly Ranch Vineyards, LLC	CA
Sugarloaf East Vineyard, LLC	DE
Sugarloaf Vineyard, LLC	DE
Suscol Mountain Vineyards, LLC	CA
SWG Delta Vineyards, LLC	CA
SWG Paso Vineyards, LLC	CA
T-C 101 Miller Street Holding Company LLC	DE
T-C 101 Miller Street LLC	DE
T-C 1101 Pennsylvania Avenue LLC	DE
T-C 1101 Pennsylvania Avenue Owner LLC	DE
T-C 1101 Pennsylvania Avenue Venture LLC	DE
T-C 1608 Chestnut General Partner LLC	DE
T-C 1608 Chestnut Limited Partner LLC	DE
T-C 2 Herald Square Member LLC	DE

Exhibit A

T-C 2 Herald Square Owner LLC	DE
T-C 2 Herald Square Venture LLC	DE
T-C 20 Hunter Street (US) LLC	DE
T-C 2300 Broadway LLC	DE
T-C 33 Arch Street LLC	DE
T-C 33 Arch Street Member LLC	DE
T-C 33 Arch Street Venture LLC	DE
T-C 3333 Wisconsin Avenue, LLC	DE
T-C 40 Broad Street LLC	DE
T-C 400 Montgomery, LLC	DE
T-C 470 Park Avenue South Member LLC	DE
T-C 470 Park Avenue South Owner LLC	DE
T-C 470 Park Avenue South Venture LLC	DE
T-C 475 Fifth Avenue LLC	DE
T-C 475 Fifth Avenue Member LLC	DE
T-C 475 Fifth Avenue Venture LLC	DE
T-C 51 Sleeper Street LLC	DE

Exhibit A

T-C 526 Route 46 LLC	DE
T-C 636 Sixth Avenue Retail LLC	DE
T-C 680 Belleville LLC	DE
T-C 685 Third Avenue Member LLC	DE
T-C 699 Bourke Street LLC	DE
T-C 77 Central LLC	DE
T-C 800 17th Street NW Member LLC	DE
T-C 800 17th Street NW Owner LLC	DE
T-C 800 17th Street NW Venture LLC	DE
T-C 888 Brannan Member LLC	DE
T-C 888 Brannan Owner LLC	DE
T-C 888 Brannan TRS LLC	DE
T-C 888 Brannan Venture LLC	DE
T-C 919 N. Michigan Avenue Retail LLC	DE
T-C Aspira LLC	DE
T-C Australia RE Holdings I, LLC	DE
T-C Australia RE Holdings II, LLC	DE

Exhibit A

T-C Barton Springs LLC	DE
T-C Century Plaza LLC	DE
T-C Copley, LLC	DE
T-C Coronado LLC	DE
T-C Cypress Park West LLC	DE
T-C Des Peres Corners LLC	DE
T-C Ellington, LLC	DE
T-C Fairway Center II LLC	DE
T-C Falls Center Townhouses LLC	DE
T-C Fort Point Creative Exchange LLC	DE
T-C Franklin Square Member LLC	DE
T-C Franklin Square Venture LLC	DE
T-C GA Real Estate Holdings LLC	DE
T-C Hall of States Member LLC	DE
T-C Hall Of States Owner LLC	DE
T-C Hall Of States Venture LLC	DE
T-C H-T REIT LLC	DE

Exhibit A

T-C H-T Venture LLC	DE
T-C HV Member LLC	DE
T-C Illinois Street, LLC	DE
T-C JK I LLC	DE
T-C JK II LLC	DE
T-C King Street Station LLC	DE
T-C Kings Crossing LLC	DE
T-C Legacy Place Member LLC	DE
T-C Lux Fund Holdings LLC	DE
T-C Mt. Ommaney Centre Holding Company LLC	DE
T-C Mt. Ommaney Centre LLC	DE
T-C Newbury Common LLC	DE
T-C Ocean Air LLC	DE
T-C Park 19 LLC	DE
T-C Pearl Reit 2 LLC	DE
T-C Port Northwest Development LLC	DE
T-C Potomac Promenade LLC	DE

Exhibit A

T-C RDC, LLC	DE
T-C Republic Square Member LLC	DE
T-C Republic Square Mezzanine LLC	DE
T-C Republic Square Owner LLC	DE
T-C Republic Square Reit LLC	DE
T-C Republic Square Venture LLC	DE
T-C Roosevelt Square LLC	DE
T-C Savier Street Flats LLC	DE
T-C SBMC Joint Venture LLC	DE
T-C Scripps Ranch LLC	DE
T-C Shoppes At Monarch Lakes LLC	DE
T-C SMA 2, LLC	DE
T-C State House On Congress Apartments LLC	DE
T-C Stonecrest LLC	DE
T-C The Edge At Flagler Village LLC	DE
T-C Trio Apartments LLC	DE
T-C UK RE Holdings I, LLC	DE

Exhibit A

T-C UK RE Holdings II, LLC	DE
T-C UK RE Holdings III, LLC	DE
T-C Uptown Apartments, LLC	DE
T-C Waterford Blue Lagoon LLC	DE
TCAM Core Property Fund REIT 2 LLC	DE
TCPC Associates, LLC	DE
Teachers Mayflower, LLC	DE
Terra Ventosa Vineyards, LLC	CA
TGA Japan Holdings, LLC	DE
The Flats 130 DC Residential LLC	DE
The Flats 140 DC Residential LLC	DE
The Flats DC Grocery LLC	DE
The Flats Holding Company LLC	DE
The Plata Wine Partners Trust	CA
THRE Global Investments LLC	DE
TIAA 485 Boca 54 LLC	DE
TIAA 485 Clarendon, LLC	DE

Exhibit A

TIAA CMBS I, LLC	DE
TIAA Diamond Investor, LLC	DE
TIAA Diversified Public Investments, LLC	DE
TIAA Franklin Square, LLC	DE
TIAA Gemini Office, LLC	DE
TIAA Global AG II Special Member LLC	DE
TIAA Global AG Special Member LLC	DE
TIAA Global Equity Income, LLC	DE
TIAA Global Public Investments, LLC	DE
TIAA Infrastructure Investments, LLC	DE
TIAA Oil And Gas Investments, LLC	DE
TIAA Park Evanston, LLC	DE
TIAA Realty, LLC	DE
TIAA SF One, LLC	DE
TIAA SMA Strategies LLC	DE
TIAA Stafford-Harrison LLC	DE
TIAA Super Regional Mall Member Sub LLC	DE

Exhibit A

TIAA SynGas, LLC	DE
TIAA Timberlands I, LLC	DE
TIAA Timberlands II, LLC	DE
TIAA Union Place Phase I, LLC	DE
TIAA Wind Investments LLC	DE
TIAA-CPPIB Commercial Mortgage Company REIT LLC	DE
TIAA-CPPIB Commercial Mortgage Company, L.P.	DE
TIAA-Stonepeak Investments I, LLC	DE
TIAA-Stonepeak Investments II, LLC	DE
T-Investment Properties Corp.	DE
True Oak Napa Vineyard, LLC	DE
U.S. Cities Fund Operating LP	DE
U.S. Cities Fund REIT LLC	DE
U.S. Cities Retail Fund Operating LP	DE
U.S. Cities Retail Fund REIT LLC	DE
Union Place Phase I, LLC	DE
W R C Properties, LLC	DE

Exhibit A

Waterford Blue Lagoon Reit LP	DE
Waterford Core Operating LP	DE
Westland At Waterford Operating LP	DE
Westland At Waterford Reit LP	DE

•	The following INTERNATIONAL entities were organized by TIAA to hold investments for the General Account and Separate Accounts. All issued and outstanding stock is owned indirectly by TIAA.

Entity Name	Domestic Jurisdiction
154 rue de l’Université	France
36 rue La Fayette	France
70 St Mary Axe Unit Trust	Jersey
A-30 Canadian Transport Inc.	QC, Canada
Abford House Unit Trust	Jersey
Adeoti Empreendimentos Imobiliários Ltda	Brazil
BCIMC (TCGA II) Investment Trust	Canada
Brusno Maszyny Sp. z.o.o.	Poland
Brusno Resort Spolka Z Organiczona Odpowiedzialnoscia w Organizacji	Poland

Exhibit A

Bruyeres I SAS	France
Bruyeres II SAS	France
CD (TCGA II) Investment Trust	BC, Canada
Cityhold Nymphe S.à r.l	Luxembourg
Cityhold Participations S.à r.l	Luxembourg
Cityhold Peak Participations S.à r.l	Luxembourg
Cityhold Peak S.à r.l	Luxembourg
Cityhold Propco 10 S.à r.l	Luxembourg
Cityhold Propco 11 S.à r.l	Luxembourg
Cityhold Propco 12 S.à r.l	Luxembourg
Cityhold Propco 6 S.à r.l	Luxembourg
Cityhold Propco 7 S.à r.l	Luxembourg
Cityhold Propco 9 S.à r.l	Luxembourg
Cityhold UK Investment S.à r.l	Luxembourg
CLOF Victoria Nominee 1 Limited	United Kingdom

Exhibit A

CLOF Victoria Nominee 2 Limited	United Kingdom
Courcelles 70	France
Cranston Investments SP. z.o.o.	Poland
Easley Investments SP. z.o.o.	Poland
Eko Topola Sp. z o.o.	Poland
Erlangen Arcaden GmbH & Co. KG	Germany
Erlangen Arcaden Verwaltungs GmbH	Germany
EURL Olympe	France
EURL Servin	France
Forestal GTR Chile Limitada	Chile
Forestal Monterrey Colombia SAS	Colombia
Forestal y Agricola Silvoligna Chile Limitada	Chile
Global Timber Spain, S.L.	Spain
Gropius KG	Germany
Gropius Passagen Verwaltungs GmbH	Germany

Exhibit A

Gropius S.a.r.l.	Luxembourg
HV Freehold S.à r.l	Luxembourg
HV Properties S.à r.l	Luxembourg
IAI Australia Fund II Trust	Australia
IAI Australia Trust	Australia
IPOPEMA 87 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych	Poland
Ipopema 95 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych (“FIZAN”)	Poland
KS Freehold S.à r.l	Luxembourg
KS Leasehold S.à r.l	Luxembourg
London Belgrave Unit Trust	Jersey
Mandala Food Co-Investment Holdings II SPV	Mauritius
Mansilla Participacoes Ltda	Brazil
Monterrey Forestal GWR SAS	Colombia
ND Europe S.a.r.l.	Luxembourg
Neptune Annopol SP Zo.o.	Poland

Exhibit A

Neptune Holding Spain, S.L.	Spain
Neptune Krakow SP Z .O.O.	Poland
Neptune OPCI	France
Neptune Polish Property Venture BV	Netherlands
Neptune Property Venture S.à r.l.	Luxembourg
Neptune Roppenheim 1 S.à r.l.	Luxembourg
Neptune Roppenheim 2 S.à r.l.	Luxembourg
Neptune Roppenheim Holding S.à r.l	Luxembourg
New Fetter Lane Unit Trust	Jersey
Nightingale LuxCo S.à r.l.	Luxembourg
Norteshopping Centro Comercial S.A. Portuguese SA	Portugal
Norteshopping Retail & Leisure B.V.	Netherlands
Olympe (Holding)	France
Paddington Central III Unit Trust	Jersey
Promcat Alternativa, S.L.	Spain

Exhibit A

Quercus Algoma Corporation	Canada
Quercus Algoma Land Corporation	Canada
Roosevelt Participation S.à r.l	Luxembourg
Roppenheim Holding SAS	France
Roppenheim Outlet SNC	France
Rue de L’Universite 154	France
SARL Des Brateaux	France
SARL Servin (Holding)	France
SAS Malachite	France
SAS Roosevelt	France
SNC Garnet-TIAA	France
SNC La Défense	France
SNC Lazuli	France
SNC Péridot	France
SNC Roosevelt	France

Exhibit A

Sweden Nova Lund 1 AB	Sweden
Sweden Nova Lund 2 AB	Sweden
T-C 20 Hunter Street (AUS) Trust	Australia
T-C Europe S.à.r.l.	Luxembourg
T-C Luxembourg Neptune Holding S.à r.l.	Luxembourg
T-C Neptune Holdings S.à r.l.	Luxembourg
T-C Neuperlach Development S.a.r.l.	Luxembourg
T-C Nordics Investment AB	Sweden
T-C PEP Asset S.a.r.l.	Luxembourg
T-C PEP Holding S.à r.l	Luxembourg
T-C PEP Property S.a.r.l.	Luxembourg
Thurrock Retail Park Unit Trust	Jersey
TIAA Australia Real Estate Trust	Australia
TIAA Lux 11 S.a.r.l.	Luxembourg
TIAA Lux 5 S.a.r.l.	Luxembourg

Exhibit A

TIAA Lux 8 S.a.r.l.	Luxembourg
TIAA Melbourne Retail Asset 1 Trust	Australia
TIAA Melbourne Retail Holding 1 Trust	Australia
UK PPP Investments LP	United Kingdom
Villabe SAS	France
Wigg (Holdings) Limited	United Kingdom
Wigg Investments Limited	United Kingdom

(18)	Separate Real Estate Account Subsidiaries:

•	The following subsidiaries own real estate or hold partnership interests in joint ventures that own commercial real estate for the benefit of the Separate Real Estate Account (VA-2).

Entity Name	Domestic Jurisdiction
Blue Ridge PP Condominium Association, Inc.	CO
BRKLYN NY 250 N 10th Street Owner LLC	DE
Green River PP Condominium Association, Inc.	CO
Light Street Partners, LLP	MD
MDR L&M Apartments, LLC	DE
Mima Investor Member LLC	DE
One Boston Place LLC	DE
One Boston Place Real Estate Investment Trust	MD
Pepper Building Associates LP	PA
Provence 110	France
Red Canyon PP Condominium Association, Inc.	CO
Seneca Industrial Holdings, LLC	DE
T-C 1500 Owens, LLC	DE

Exhibit A

T-C 1619 Walnut Street GP LLC	DE
T-C 200 Milik Street LLC	DE
T-C 200 W 72nd Street LLC	DE
T-C 225 Binney, LLC	DE
T-C 401 West 14th Street Member LLC	DE
T-C 425 Park Avenue LLC	DE
T-C 430 West 15th Street LLC	DE
T-C 4th & Madison LLC	DE
T-C 501 Boylston Street LLC	DE
T-C 55 Second Street, LLC	DE
T-C 701 Brickell LLC	DE
T-C 780 Third Avenue Member LLC	DE
T-C 780 Third Avenue Owner LLC	DE
T-C Ashford Meadows LLC	DE
T-C Ashton Judiciary LLC	DE
T-C Charleston Plaza, LLC	DE
T-C Five Oaks LLC	DE
T-C Forum At Carlsbad LLC	DE
T-C Foundry Square II Member LLC	DE
T-C Foundry Square II Owner LLC	DE
T-C Foundry Square II Venture LLC	DE
T-C Four Oaks General Partner LLC	DE
T-C Four Oaks Place LLC	DE
T-C Legacy At Westwood LLC	DE
T-C Legend At Kierland LLC	DE
T-C Mass Court, LLC	DE
T-C Montecito LLC	DE
T-C Palatine LLC	DE
T-C Palomino Blue Ridge LLC	DE
T-C Palomino Green River LLC	DE
T-C Palomino Red Canyon LLC	DE
T-C Pepper Building GP LLC	DE
T-C Phoenician LLC	DE
T-C REA 400 Fairview Investor LLC	DE
T-C Regents Court LLC	DE
T-C San Montego TX LLC	DE

Exhibit A

T-C Southside At Mcewen Retail LLC	DE
T-C SP, Inc.	DE
T-C The Caruth LLC	DE
T-C The Colorado LLC	DE
T-C The Manor at Flagler Village LLC	DE
T-C The Manor LLC	DE
T-C Tradition At Kierland LLC	DE
T-C Valencia Town Center General Partner LLC	DE
T-C Valencia Town Center Limited Partner LLC	DE
T-C Wisconsin Place Member LLC	DE
T-C Wisconsin Place Owner LLC	DE
TC Rancho Cucamonga LLC	DE
Teachers REA II, LLC	DE
Teachers REA, LLC	DE
The Louis DC Residential LLC	DE
The Woodley DC Residential LLC	DE
TIAA Florida Mall, LLC	DE
TIAA Miami International Mall, LLC	DE
TIAA Separate Account VA-1 (VA-1)	DE
TIAA West Town Mall, LLC	DE
TIAA-CREF Global Separate Real Estate Company LLC	DE
TREA 1401 H, LLC	DE
TREA 32 South State Street LLC	DE
TREA 9625 Town Center, LLC	DE
TREA Campus Pointe 1, LLC	DE
TREA Campus Pointe 2, LLC	DE
TREA Fashion Show Investor Member LLC	DE
TREA Florida Retail, LLC	DE
Trea Greene Crossing LLC	DE
TREA Hub Investor Member LLC	DE
TREA Pacific Center LLC	DE
TREA Pacific Plaza, LLC	DE
TREA Retail Property Portfolio 2006 LLC	DE
TREA Weston, LLC	DE
TREA Wilshire Rodeo, LLC	DE
Walnut Street Retail Investors, L.P.	PA

Exhibit A

(19)	TIAA-CREF International Holdings LLC was organized to hold the ownership interests in the following entities : (i) TGAM APAC LLC organized to hold ownership interests in TGAM HK HC LLC; (ii) TGAM Asia LLC organized to hold ownership interests in TGAM HK HC LLC; (iii) TGAM Subsidiary HC LLC and TIAA International Subsidiary HC LLC both organized to hold ownership interests in TGAM APAC LLC, TGAM Asia LLC, TIAA International APAC LLC and TIAA International Asia LLC; (iv) TIAA International APAC LLC organized to hold ownership interests in TGAM HK HC LLC; (v) TIAA International Asia LLC organized to hold ownership interests in TGAM HK HC LLC ; (vi) TIAA International Holdings I Limited, organized in United Kingdom to hold ownership interests in TIAA Henderson Real Estate Limited, (vii) TIAA International Holdings 2 Limited, organized in the United Kingdom to hold the ownership interests in TIAA International Holdings 3 Limited (viii) TIAA Global Asset Management London Limited organized in United Kingdom to distribute financial products to institutional client and (ix) TIAA Global Asset Management Australia Pty Ltd. organized in Australia to provide distribution and marketing services.

(20)	TIAA Henderson Real Estate Limited (“THRE Limited”) was organized in the United Kingdom, to hold directly or indirectly, the ownership interests in the following entities:

Entity Name	Domestic Jurisdiction	Business Purpose
TH RE Administration Limited	United Kingdom	To provide administrative services and hold the employees of THRE Limited and to serve as the leasing party under TH RE leases.
TH RE Administration US LLC	DE	This entity is dormant.
TH RE AIFM Group Limited	United Kingdom	To act as a holding company for entities regulated under the UK’s Alternative Investment Fund Managers Directive.
TH RE FCACO Limited	United Kingdom	To act as a holding company for entities regulated by the UK’s Financial Conduct Authority and the Markets in Financial Instruments Directive.
TH RE Group Holdings Limited	United Kingdom	To act as a holding company for non-regulated European entities.
TH RE US Holdings LLC	DE	To act as a holding company for US entities.
TH RE US Limited	United Kingdom	To conduct business in the US.
TH Real Estate US LLC	DE	This entity is dormant.

a.	TH RE AIFM Group Limited acts as a direct or indirect holding company for various entities regulated in the United Kingdom under the Alternative Investment Fund Managers Directive including:

Exhibit A

Entity Name	Domestic Jurisdiction	Business Purpose
Henderson Asia Pacific Indirect Property Fund Management S.a.r.l.	Luxembourg	To manage real estate funds.
Henderson European Retail Property Fund Management S.a.r.l.	Luxembourg	To manage real estate funds.
Henderson Funds Management (Jersey) Limited	Jersey	To manage real estate funds.
Henderson Funds Management Vanquish (Jersey) Limited	Jersey	To manage real estate funds.
Henderson Funds Management Vanquish II (Jersey) Limited	Jersey	To manage real estate funds.
Henderson Indirect Property Fund (Europe) Management S.a.r.l.	Luxembourg	To manage real estate funds.
Henderson Property Management (Jersey) Limited	Jersey	To act as a property manager.
Henderson Property Management Company (Luxembourg) No 1 S.à r.l	Luxembourg	To manage real estate funds.
Henderson Property UK AIFM Limited	United Kingdom	To act as an asset manager.

b.	TH RE FCACO Limited acts as a holding company for various entities regulated by the United Kingdom’s Financial Conduct Authority under the Markets in Financial Instruments Directive including:

Entity Name	Domestic Jurisdiction	Business Purpose
Henderson Real Estate Asset Management Limited	United Kingdom	To manage real estate funds.
Henderson Shopping Centre Verwaltungs GmbH	Germany	To hold real estate and related investments.
TIAA-CREF Asset Management UK Limited	United Kingdom	To provide real estate investment advisory services.
TIAA-CREF Luxembourg S.a.r.l.	Luxembourg	To provide accounting and domiciliary services to certain Luxembourg entities.

c.	TH RE Group Holdings Limited was organized to directly or indirectly hold ownership interests or otherwise directly or indirectly control the following entities which were organized to own or manage real estate related investments or act as vehicles for third party investment:

Exhibit A

Entity Name	Domestic Jurisdiction	Business Purpose
Anglo-Sino Henderson Investment Consultancy (Beijing) Co Limited	China	To provide investment consulting services.
AREFM (BVI) Limited	British Virgin Islands	To act as advisor to Asia Property No. 1 Property Fund Limited.
CLOF II (No 1 Nominee) Limited	United Kingdom	To hold real estate investments.
Enhanced Debt Carry (GP) S.a r.I.	Luxembourg	To act as general partner for and provide advisory, management, accounting and administrative services to Enhanced Debt Carry SCSp
European Cities Partnership (GP) S.a.r.l.	Luxembourg	To act as general partner of a limited partnership.
Henderson Administration Services Limited	United Kingdom	To provide administrative services.
Henderson Beteiligung Verwaltungs GmbH	Germany	To manage real estate investments.
Henderson CLOF II (GP) Limited	United Kingdom	To act as general partner of a limited partnership.
Henderson CLOF II (No 1 GP) Limited	United Kingdom	To act as general partner of a limited partnership.
Henderson CLOF II (No 2 GP) Limited	United Kingdom	To act as general partner of a limited partnership.
Henderson CLOF II (No 3 GP) Limited	United Kingdom	To act as general partner of a limited partnership.
Henderson CLOF II Vanquish Limited	Jersey	Entity formed to invest in real estate and related investments.
Henderson CLOF II Partnership LP	United Kingdom	Entity formed to invest in real estate and related investments.
Henderson Global Investors Immobilien Austria GmbH	Austria	To manage real estate investments.
Henderson Global Investors Property (No. 2) Limited	United Kingdom	To act as general partner of a limited partnership.
Henderson Joint Ventures Property Funds Management S.a.r.l.	Luxembourg	To manage joint venture.
Henderson Matador LP General Partner Limited	United Kingdom	To act as general partner of a limited partnership.

Exhibit A

Henderson OMP (GP) Limited	United Kingdom	To act as general partner of a limited partnership.
Henderson Property Nominees Limited	United Kingdom	To hold real estate investments.
Henderson Real Estate Singapore Private Limited	Singapore	To act as a real estate investment advisor.
Henderson UK OM (LP1) (GP) Limited	United Kingdom	To act as general partner of a limited partnership.
Henderson UK OM (LP1) Limited	United Kingdom	To hold real estate investments.
Henderson UK OM (LP2) (GP) Limited	United Kingdom	To act as general partner of a limited partnership.
Henderson UK OM (LP2) Limited	United Kingdom	To hold real estate investments.
Henderson UK OM (LP3) (GP) Limited	United Kingdom	To act as general partner of a limited partnership.
Henderson UK OM (LP3) Limited	United Kingdom	To hold real estate investments.
HGI Immobilien GmbH	Germany	To act as a general partner of a limited partnership.
Islazul General Partner S.à.r.l.	Luxembourg	To act as general partner of a limited partnership.
T-C Lux Investments GP S.a r.l.	Luxembourg	To act as general partner of a limited partnership.
T-C Lux Investments Special Limited Partnership	Luxembourg	To hold real estate investments.
TH RE Corporate Secretarial Services Limited	United Kingdom	To provide administrative services.
TH RE Italy S.r.I	Italy	To manage real estate investments.
TH RE Operations Limited	United Kingdom	To enter into Nondisclosure Agreements on behalf of THRE Limited.
TH Real Estate (Australia) Limited	Australia	To provide real estate advisory and management services.
TH Real Estate (France) SAS	France	To provide real estate advisory services.
TH Real Estate Limited	United Kingdom	Established to safeguard the name.
TH Real Estate PELV GP S.à r.l	Luxembourg	To act as general partner of the PELV fund.
TIAA Henderson Investment Consulting (Shanghai) Co. Ltd.	China	To provide investment consulting services in China.

Exhibit A

TIAA Henderson Real Estate Enhanced Debt (GP) S.à.r.l.	Luxembourg	To act as general partner of a limited partnership.
Enhanced Debt Holding S.à r.l.	Luxembourg	To hold investments as part of the Enhanced Debt Carry SCSp investment fund.
Enhanced Debt Holding S.à r.l.	Luxembourg	To hold investments as part of the Enhanced Debt Carry SCSp investment fund.
Enhanced Debt Lending Limited	United Kingdom	To hold investments as part of the Enhanced Debt Carry SCSp investment fund.
PELV France Holdings S.à r.l	Luxembourg	To hold real estate investments.
PELV OPCI SAS	France	To hold real estate investments.
PELV France (SCI)	France	To hold real estate investments.
PELV Villabé (SCI)	France	To hold real estate investments.
PELV Bruyères (SCI)	France	To hold real estate investments.
PELV Amiens (SCI)	France	To hold real estate investments.
PELV Lagny (SCI)	France	To hold real estate investments.
PELV Germany Holdings S.à r.l	Luxembourg	To hold real estate investments.
PELV Holdings S.à r.l	Luxembourg	To hold real estate investments.
PELV Spain Holdings S. L. (Spain)	Spain	To hold real estate investments.
PELV Alovera S. L. (Spain)	Spain	To hold real estate investments.
PELV BV (Netherlands)	Netherlands	To hold real estate investments.
PELV CV (Netherlands)	Netherlands	To hold real estate investments.
CLOF II Vanquish Limited	Jersey	To hold real estate investments.
Vanquish Properties (UK) Limited Partnership	United Kingdom	To hold real estate investments.
Vanquish Properties GP Limited	Jersey	To act as general partner of a limited partnership.
Vanquish Properties GP Nominee 1 Limited	Jersey	To hold real estate investments.
Vanquish Properties GP Nominee 2 Limited	Jersey	To hold real estate investments.
Vanquish Properties LP Limited	Jersey	To hold an entity that acts as the general partner of a limited partnership.
Henderson UK Outlet Mall Partnership LP	United Kingdom	To hold real estate investments.

Exhibit A

d.	Additionally, real estate asset management business, certain entities within the THRE Limited group act as managers, general partners, asset managers or in other similar roles for other entities within the THRE Limited group pursuant to services agreements, the organizational documents governing such THRE Limited group entities, asset management agreements and other similar agreements.

(21)	Oleum Holding Company, Inc. was organized to own the shares of Polar Star Canadian Oil and Gas Holding, Inc., a Canadian entity.

(22)	Polar Star Canadian Oil and Gas Holding, Inc. was organized in Canada to hold the ownership interests in the following entities each organized in Canada: (i) Polar Star Canadian Oil and Gas, Inc. which is engaged in oil and gas exploration and production; (ii) Adastra Management, Inc., the manager of Polar Star Canadian Oil and Gas, Inc. and (iii) Nova Star Oil and Gas Inc. which owns and manages oil and gas assets.

(23)	TIAA-CREF LPHC, LLC, was organized to hold the membership interests in (i) TCAM DOF GP LLC, TIAA-CREF Real Property Fund LP and (ii) TIAA-CREF Real Property Fund GP, LLC.

•	TCAM DOF GP LLC was organized to act as the general partner of TIAA-CREF Asset Management Distressed Opportunities Fund, L.P., a closed-end private investment fund which will primarily invest in pooled investment vehicles with distressed debt or distressed equity strategies and will issue limited partnership interests to investors.

•	TIAA-CREF Real Property Fund GP, LLC was organized to act as the general partner of TIAA-CREF Real Property Fund LP, which was organized to act as the member of TIAA-CREF Real Property Fund REIT, LLC which was organized to own real estate.

(24)	T-C SMA I, LLC was organized to act as the general partner of CPPIB-TIAA U.S. Real Property Fund, L.P, which acts as a member of C-T REIT LLC, which acts as member of C-T Shenandoah which was organized to own real estate. T-C SMA III, LLC was organized to act as the general partner of TIAA-CPPIB Commercial Mortgage Company, L.P., which acts as a member of TIAA-CPPIB Commercial Mortgage Company REIT LLC which was organized to originate and manage mortgage loans secured by real estate.

(25)	Covariance Capital Management, Inc. was organized to (i) act as an investment adviser to mid-size endowments and foundations and (ii) own the membership interests in CCAP GP, LLC, which in turn acts as the general partner of CCAP Fund 3, L.P. a Cayman Islands limited partnership, CCAP Fund 6 – 2015, L.P., CCAP Fund 6-2016, L.P., CCAP Fund 8 – 2015, L.P.,CCAP Fund 8-2016, L.P., CCAP Fund 8-2017, L.P., CCAP Fund EF, LP, CCAP Fund EIP, L.P., CCAP Fund F1, L.P., CCAP Fund GE, L.P., CCAP Fund HFD (Cayman), Ltd. organized in the Cayman Islands, CCAP Fund HFND (Cayman), Ltd. organized in the Cayman Islands, CCAP Fund MRA, L.P., CCAP Fund MRA (Cayman), Ltd. organized in the Cayman Islands, CCAP Fund PDS, L.P., CCAP Fund PDS (Cayman), Ltd. organized in the Cayman Islands, each organized to hold investments.

(26)	Westchester Group Investment Management Holding Company, Inc. was organized to own shares in Westchester Group Investment Management, Inc.

Exhibit A

(27)	Westchester Group Investment Management, Inc. was organized to operate an agricultural asset management business. Westchester Group Investment Management, Inc. holds the ownership interests in the following entities which hold interests in agricultural-related investments: (i) Westchester Group Asset Management, Inc., an Illinois corporation, (ii) Westchester Group Farm Management, Inc., an Illinois corporation, (iii) Westchester Group Real Estate, Inc., an Illinois corporation, (iv) Terra Land Company, an Illinois corporation, (v) The Plata Wine Partners Trust, a California trust, (vi) Westchester Group of Europe Limited, organized in the United Kingdom to hold the ownership interests in Westchester Group of Poland sp.z o.o., (vii) Westchester Group of Australia Pty Ltd., organized in Australia, (viii) Premiere Agricultural Management International LLC; (ix) Westchester Group South America Gestao De Investimentos Ltda. organized in Brazil; and (ix) International Agricultural Management, LLC. Premiere Agricultural Management International LLC acts as the manager of International Agricultural Investors Fund II, LLC, which holds the ownership interests in IAI Australia Fund II Pty, Ltd. and IAI Australia Fund II Trust, each organized in Australia and IAI USA Fund II, LLC. International Agricultural Management, LLC acts as the manager of International Agricultural Investors, LLC which owns the interests in IAI Australia Pty, Ltd. and IAI Australia Trust, each organized in Australia and IAI USA, LLC which hold agricultural investments.

(28)	TIAA GTR Holdco LLC was organized to hold the ownership interest in Global Timber Resources LLC (“GTR”). GTR was organized to act as the managing member of Global Timber SA LLC and Global Timber International, LLC and to hold the ownership interests in GT Europe Cooperatief U.A. organized in the Netherlands. GT Europe Cooperatief U.A. was organized to hold ownership interests in Global Timber NL, B.V. organized in the Netherlands and GTR Brasil Participacoes Ltda. organized in Brasil. Global Timber NL, B.V. was organized to hold ownership interests in GTR Brasil Participacoes Ltda. GTR Brasil Participacoes Ltda. was organized to hold ownership interests in Brasilwood Reflorestamento S.A. organized in Brazil to hold timber related investments. Global Timber International, LLC was organized to hold ownership interests in the following entities organized to hold alternative investments: Brusno Maszny Sp. Zoo organized in Poland, Ipopema 95 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych organized in Poland, Global Timber Spain, S.L. organized in Spain and GT Europe Cooperatief U.A. organized in the Netherlands.

(29)	TIAA Global Ag Holdco LLC was organized to hold the ownership interest in TIAA-CREF Global Agriculture LLC, TIAA-CREF Global Agriculture II LLC, Global Agriculture AIV (US) LLC and Global Agriculture II AIV (US) LLC which hold agricultural investments.

(30)	TIAA Alternative Holdings, LLC (“TAH”) was organized to hold ownership interests in the following entities: (i) AGR Partners LLC organized to manage agricultural investments, (ii) Beaver Investment Holdings LLC which was organized to hold ownership interests in GreenWood Resources, Inc., (iii) Global Ag AIV (CN) GP LLC organized to act as a general partner of Global Agriculture AIV (CN), LP, (iv) Global Ag II AIV GP LLC organized to act as a general partner of Global Agriculture II AIV, LP, (v) GTR Investor Fund GP LLC organized to act as the general partner of Global Timber Resources Investor Fund LP, (vi) U.S. Cities Fund GP LLC organized to act as a general partner of TIAA-CREF Asset Management Core Property Fund LP,(vii) TCGA BT AIV, LLC organized to act as the trustee of BCIMC (TCGA) Investment Trust organized in British Columbia, Canada, (viii) TCGA Investor Fund GP LLC organized to act as the general partner of TIAA-CREF Global Agriculture Investor Fund, LP, (ix) TCGA II Investor Fund GP LLC, which acts as the general partner of Global Agriculture II Investor Fund, LP, (x) TH Property Holdings, L.L.C., (xi) TH Real Estate Global LLC organized to act as a holding company; (xii) TIAA Global Ag Special Member LLC organized to act as a special member of Global Agriculture AIV LLC and Global Agriculture AIV (US) LLC, (xiii) TIAA-CREF Alternatives Advisors, LLC, (xiv) TIAA-CREF Alternatives Services, LLC, (xv) TIAA-CREF International Holdings LLC, (xvi)Westchester Group Investment Management Holding Company, Inc. , (xvii) Churchill Asset Management LLC and (xviii) T-C U.S. Super Regional Mall Fund GP LLC organized to act as a general partner of T-C U.S. Super Regional Mall Fund LP organized as a real estate investment fund.

Exhibit A

(31)	TIAA-CREF Alternatives Advisors, LLC was organized to advise on alternative investments and hold ownership interests in Global Agriculture II Investor Fund, LP.

(32)	TIAA-CREF Alternatives Services, LLC was organized (i) to hold ownership interests in (a) TCAS Global Investments LLC, which was organized to enter into contracts on behalf of certain other TIAA subsidiaries; (b) GAP II NZ GP Limited organized in New Zealand to act as a general partner of Global Ag Properties II New Zealand Limited Partnership organized in New Zealand to hold agricultural investments; (c) TIAA European Farmland Fund GP LP organized in the Cayman Islands to act as the general partner of TIAA European Farmland Fund LP organized in the Cayman Islands to hold ownership interests in TEFF Holding Sarl organized in Luxembourg to hold ownership interests in TEFF Investments BV organized in the Netherlands to hold ownership interests in legal entities which will hold alternative investments ; (ii) to provide administrative services for alternative investments and (iii) to serve as a general partner or a parent to general partner entities engaged in the sponsorship of unregistered real estate and real asset related pooled investment vehicles.

(33)	CCM Series, LLC and CCM Series 2, LLC were organized to hold investments.

(34)	Beaver Investment Holdings, LLC was organized to hold ownership interests in GreenWood Resources, Inc.

(35)	GreenWood Resources, Inc. (“GWR”) is an advisor and manager of timber-related investments. GWR holds the ownership interest in the following entities: (i) GreenWood Resources Capital Management, LLC, a registered investment advisor; (ii) GWR-GTFF Investment LLC, the limited partner of GreenWood Tree Farm Fund, LP; (iii) GTFF GP, LLC; (iv) GWR International Limited , organized in the United Kingdom to hold the ownership interests in (a) GWR China Ltd. organized in the British Virgin Islands to hold the ownership interests in (1) GreenWood Resources China Ltd. organized in Hong Kong to hold the ownership interests in GreenWood Resources Beijing Forestry Co. organized in China; (b) GWR Europe Ltd. organized in the United Kingdom to hold the ownership interest in GreenWood Resources Poland sp z.o.o. organized in Poland.; (c) GWR SA, Ltd. organized in the British Virgin Islands to hold the ownership interest in GreenWood Resources Chile SA organized in Chile; (v) Greenwood Resources Brasil, Ltda. organized in Brazil to provide property management services; (vi) GWR Property Management International, LLC organized to hold ownership interests in Greenwood Resources Brasil, Ltda. organized in Brazil; and (vii) Monterrey Forestal GWR SAS organized in Colombia.

(36)	730 Texas Forest Holdings, Inc. acts as general partner of the following entities organized in Texas, all of which own alternative investments:730 Texas Timberlands, Ltd. and 730 Texas Timberlands II, Ltd.

(37)	Inception GP LLC acts as general partner of the following entities, all of which own interests in real estate funds: Inception Partners III, L.P., Inception Partners IV, L.P., Inception Partners V, L.P.

(38)	T-C 20 Hunter Street (AUS) Pty Ltd. was organized in Australia to act as the trustee of T-C 20 Hunter Street (AUS) Trust organized in Australia.

(39)	Envisage Information Systems, LLC was organized in New York and is a software development company.

(40)	T-C Europe Holdings, Inc. was organized to act as the general partner of T-C Europe, LP organized to hold investments.

Exhibit A

(41)	TIAA Global Asset Management, LLC was organized to hold the ownership interests in (i) TGAM Services, LLC organized to act as the employer entity for all TGAM employees and to enter into commercial relationships pertaining to the provisions of shared services, TIAA-CREF Asset Management LLC and (ii) TIAA Asset Management Finance Company, LLC, which was organized to hold the ownership interests in Nuveen Holdings I, Inc. and Teachers Advisors, LLC.

(42)	Nuveen Holdings I, Inc. was organized to hold the ownership interests in Nuveen Holdings, Inc.’s whose principal business operation is to hold Nuveen Investments, Inc. (“Nuveen” and together with its affiliates, the “Nuveen Group”). Nuveen directly or indirectly holds ownership interests in or otherwise controls the following entities:

•	Gresham Investment Management LLC (“GIM”), a U.S. Securities and Exchange Commission registered investment adviser, U.S. Commodity Futures Trading Commission registered commodity pool operator and U.S. Commodity Futures Trading Commission registered commodity trading advisor, and Gresham Asset Management LLC (“GAM” and together with GIM, “Gresham”) whose principal business operation is to provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts, including the following investment vehicle subsidiaries, which are private funds formed to act as a vehicle for third party investors where the investments of such vehicle are managed by a Nuveen Group entity: The Gresham EJ Master Fund, Ltd., The ETAP Master Fund, Ltd., The Gresham G+ Master Fund, Ltd., The TAP WP Master Fund, Ltd., The Tap Master Fund Ltd., The Gresham A+ Master Fund, Ltd., The ETAP Fund, Ltd., The Gresham G+ Fund, Ltd., The Gresham A+ Fund, Ltd., The Gresham EJ Fund, Ltd., The Gresham Gold Plus Fund, Ltd., The TAP Fund, Ltd., The Onshore Gresham A+ Fund, LLC, The Strategic Commodities Fund II LLC, The ETAP Fund, LLC, The Gresham A+ Fund LLC, The Gresham DJF CommodityBuilder Fund, LLC, The Gresham G+ Fund, LLC, The Gresham Gold Plus Fund, LLC, The Gresham MTAP Commodity Builder Fund, LLC, The Onshore ETAP Fund, L.L.C., The Strategic Commodities Fund LLC, The TAP CommodityBuilder Fund, L.L.C., The Tap Fund, LLC, The TAP WP Fund, LLC, The Strategic Commodities Master Fund, Ltd., Strategic Commodities Fund, Ltd. Gresham also provides services to the following investment vehicle subsidiary, which is an umbrella fund with segregated liability between sub-funds, established as a designated investment company under the laws of Ireland and formed to act as a vehicle for third party investors: Gresham Qualifying Investor Funds plc. The principal business operation of Gresham Investment Management Asia Pte. Ltd., which is a wholly owned subsidiary of GIM, is to provide sales and marketing services with respect to the investment advisory and management services offered by Gresham.

•	Tradewinds Global Investors, LLC, a U.S. Securities and Exchange Commission registered investment adviser, whose principal business operation is to provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. Tradewinds Global Investors, LLC provides services to the following investment vehicle subsidiary, which is a private fund formed to act as a vehicle for third party investors where the investments of such vehicle are managed by a Nuveen Group entity: The Tradewinds Institutional Investment Trust. The principal business operation of Nuveen Tradewinds Holdings, LLC is to hold Tradewinds Global Investors, LLC.

•	NWQ Investment Management Company, LLC, a U.S. Securities and Exchange Commission registered investment adviser, whose principal business operation is to provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. Nuveen NWQ Holdings, LLC’s principal business operation is to hold NWQ Partners, LLC. The principal business operation of NWQ Partners, LLC is to hold NWQ Investment Management Company, LLC.

•	Santa Barbara Asset Management, LLC, a U.S. Securities and Exchange Commission registered investment adviser, whose principal business operation is to provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts.

Exhibit A

•	Winslow Capital Management, LLC (“WCM”), a U.S. Securities and Exchange Commission registered investment adviser, whose principal business operation is to provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. The principal business operation of Growth Capital GP I, LLC, which is a wholly owned subsidiary of WCM, is to provide management services to collective investment vehicles sponsored by the Nuveen Group (which currently facilitates primarily investments by Teachers Insurance and Annuity Association of America), including Growth Capital Fund I, L.P., which is a private fund formed to act as a vehicle for third party investors (but which currently facilitates primarily investments by Teachers Insurance and Annuity Association of America) where the investments of such vehicle are managed by a Nuveen Group entity. The principal business operation of Nuveen WCM Holdings, LLC is to hold WCM.

•	Symphony Asset Management LLC, a U.S. Securities and Exchange Commission registered investment adviser, whose principal business operation is to provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts, including each of the following investment vehicle subsidiaries, which are private funds formed to act as a vehicle for third party investors where the investments of such vehicle are managed by a Nuveen Group entity: Bravura 99 Fund, L.P., Overture 7 Fund, L.P., Rhapsody Fund, L.P., Symphony CLO Holdings, L.P., Symphony Convertible Arbitrage Master Fund, L.P., Symphony Convertible Bond Fund, L.P., Symphony Event Driven Opportunities Fund, L.P., Symphony Event Driven Opportunities Master Fund, L.P., Symphony Long Short Credit Fund, L.P., Symphony Senior Loan Fund, L.P., Symphony Small Cap Core Fund, L.P., Symphony Long Short Credit Unit Trust, SSF-1 LLC, Symphony Credit Opportunities Fund L.P., Symphony Corporate Arbitrage and Relative Value Fund, L.P., Symphony Customized Solution Fund R, L.P., Symphony Customized Solution Fund S, L.P., Montgomery Street CLO Debt Fund LLC, Arpeggio Fund and Symphony Specialty Finance LLC.

•	Nuveen Investments Canada Co.’s principal business operation is to provide sales and marketing services with respect to the investment advisory and management services offered by its affiliates.

•	Nuveen Investments Advisers, LLC, a U.S. Securities and Exchange Commission registered investment adviser, whose principal business operation is to provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts.

•	Nuveen Global Investments Ltd. (“Nuveen Global”), U.K. FCA Registered Exempt CAD Firm, whose principal business operation is to provide sales and marketing services with respect to the investment advisory and management services offered by its affiliates. The principal business operation of Nuveen Global Investments Holdings, LLC is to hold Nuveen Global.

•	Various members of the Nuveen Group provide services to Nuveen Global Investors Fund PLC, which is an umbrella fund with segregated liability between sub-funds, established as an open-ended investment company with variable capital organized under the laws of Ireland and formed to act as a vehicle for third party investors.

•	Nuveen Asset Management, LLC, a U.S. Securities and Exchange Commission registered investment adviser, whose principal business operation is to provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts, including each of the following investment vehicle subsidiaries, which are private funds formed to act as a vehicle for third party investors where the investments of such vehicle are managed by a Nuveen Group entity: Core Plus Bond Fund, LLC and Municipal Cash Portfolio LLC.

•	Nuveen Commodities Asset Management, LLC, a U.S. Commodity Futures Trading Commission registered commodity pool operator, whose principal business operation is to provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments), including each of the following investment vehicle subsidiaries, which are exchange-traded commodity pools formed to act as a vehicle for third party investors where the investments of such vehicle are managed by a Nuveen Group entity: Nuveen Long/Short Commodity Total Return Fund and Nuveen Diversified Commodity Fund.

Exhibit A

•	Nuveen Investments Holdings, Inc. whose principal business operation is to provide the shared service platform for all members of the Nuveen Group. This shared service platform includes administrative and operational services for Nuveen Investments Holdings, Inc. and the other members of the Nuveen Group.

•	Nuveen Fund Advisors, LLC, a U.S. Securities and Exchange Commission registered investment adviser and U.S. Commodity Futures Trading Commission registered commodity pool operator, whose principal business operation is to provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts.

•	Nuveen Securities, LLC, a U.S. Securities and Exchange Commission registered broker-dealer and Financial Industry Regulatory Authority member, whose principal business operation is to act as a broker-dealer that distributes and/or underwrites Nuveen Group-sponsored investment vehicles and facilitates certain trades made by the Nuveen Group’s investment managers on behalf of their clients.

•	Nuveen Investment Solutions, Inc. is inactive.

(43)	TH Property Holdings, LLC was organized to own directly or indirectly ownership interests in the following entities organized to own or manage real estate-related investments:

Entity Name	Domestic Jurisdiction
1931 Norman Drive, L.L.C.	DE
BOA Partnership GP, L.L.C.	DE
BOA Partnership, L.P.	TX
Boston Road Manager, LLC	DE
Boston Road, LLC	DE
BV Apartments, L.L.C.	DE
CASA Grande Investments I, LLC	DE
CASA Grande Investments II, LP	IL
CASA III-Ross LLC	DE
CASA IV Acquisition, LLC	DE
CASA IV-Evets I Fund, LLC	DE
CASA Partners III, L.P.	IL
CASA Partners IV, L.P.	DE
CASA Partners V Holdings, L.L.C.	DE
CASA Partners V, LP	DE
CASA Partners VI GP, LLC	DE
CASA Partners VI Holdings, LLC	DE
CASA Partners VI, LP	DE
CASA Partners VII GP, LLC	DE
CASA Partners VII Holdings, LLC	DE
CASA Partners VII, LP	DE
CASA Student Housing Fund GP, LLC	DE
CASA Student Housing Fund Holdings, LLC	DE
CASA Student Housing Fund, LP	DE
CASA VI 50WB, LLC	DE

Exhibit A

Castle-Renaissance Borrower, LLC	MD
Castle-Renaissance, LLC	DE
CGL Banyan Bay, L.P.	DE
CGL Investments, LLC	DE
CGL Los Prados, L.P.	DE
CGL Management, LLC	DE
Chelmsford Commons Manager, LLC	DE
Chelmsford Commons, LLC	DE
Columbia Commons Apartments, L.P.	MD
Columbia Commons Funding, LLC	MD
Country Village Shopping Center, LLC	DE
CVII - Shoreline LLC	DE
CVII - Waterstone LLC	DE
DDR-SAU Retail Fund, L.L.C.	DE
Fordham Glen Apartments, LLC	DE
Forestwood Apartments, LLC	DE
Glenlake Club I, LLC	DE
Global Investors GP II, L.L.C.	DE
Global Investors GP IV, L.L.C.	DE
Global Investors GP, L.L.C.	DE
Innesbrook Apartments, LLC	DE
Madison Dell Ranch Apartments, LLC	DE
Mansion Apartments, LLC	DE
Metro Centre Office Park, L.L.C.	DE
ML CASA II Management, LLC	DE
ML CASA II, L.P.	DE
ML CASA III Management, LLC	DE
ML CASA III, L.P.	DE
ML CASA IV Management, LLC	DE
ML CASA IV, L.P.	DE
ML CASA V Management, LLC	DE
ML CASA V, L.P.	DE
ML CASA VI Management, LLC	DE
ML CASA VI, LP	DE
ML CASA VII Management, LLC	DE
ML CASA VII, LP	DE
MLVI Boca Vista Apartments, LLC	DE
MLVI Martha’s Vineyard Apartments, LLC	DE
MLVI Park Lake Apartments, LLC	DE
MLVI Paseo Apartments, LLC	DE
MLVI Pointe At Crabtree Apartments, LLC	DE
MLVI Symphony Place Apartments, LLC	DE

Exhibit A

NA Property Fund Holdings, L.L.C.	DE
North American Property Fund, L.P.	DE
Overlook At Woodholme Apartments, LLC	DE
Owings Park Apartments, LLC	DE
Park At City West Apartments, LLC	DE
Park At Winterset Apartments Funding, LLC	DE
Park At Winterset Apartments, LLC	DE
Pelican Cove Apartment Homes, LLC	DE
Pine Tree-SAU Retail Fund, L.L.C.	DE
Prairie Point Complex, L.L.C.	DE
Regency Dell Ranch Apartments, LLC	DE
Renaissance Plaza Castle, LLC	MD
Retail Housing IDF, LLC	DE
Rittenhouse Apartments, LLC	DE
River Oaks Apartments, LLC	DE
Runaway Bay, LLC	DE
San Regis, LLC	DE
Santa Fe Ranch, LLC	DE
SHF-33D North Apts, LLC	DE
SHF-Millennium One Apts, LLC	DE
SHF-The Rocks Apts, LLC	DE
Silverwood Apartments, LLC	DE
Special Account-U, L.P.	DE
Springing Druid, Inc.	DE
Stonegate Complex GP, L.L.C.	DE
Stonegate Complex, L.P.	DE
Sunpointe Cove, LLC	DE
TCAS Global Investments LLC	DE
TH Property Holdings, L.L.C.	DE
The Grove Apartments, LLC	DE
The Lantern Apartments LLC	DE
The Pointe At Chapel Hill Apartments, LLC	DE
Tramonto Apartments LLC	DE
TXCGL Properties, L.P.	DE
Vista Pointe Apartments, LLC	DE
Walk Apartments, LLC	DE
Waterford at The Lakes Apartments, LLC	DE
Waterford Park Apartments, LLC	DE

Exhibit A

(44)	T-C Waterford Blue Lagoon General Partner LLC was organized to enter into a joint venture with Waterford Blue Lagoon LP to own and manage real estate and to act as a General Partner of Waterford Blue Lagoon LP, which owns ownership interests in Waterford Blue Lagoon REIT General Partner LLC, Westland at Waterford REIT General Partner LLC and Waterford Core General Partner LLC. Waterford Blue Lagoon REIT General Partner LLC was organized to act as the General Partner of Waterford Blue Lagoon REIT LP. Westland at Waterford REIT General Partner LLC was organized to act as the General Partner of Westland at Waterford REIT LP. 701-703 Waterford General Partner LLC was organized to act as the General Partner of 701-703 Waterford Operating LP. 1000 Waterford General Partner LLC was organized to act as the General Partner of 1000 Waterford Operating LP. 5200 Waterford General Partner LLC was organized to act as the General Partner of 5200 Waterford Operating LP. 5201-5301 General Partner LLC was organized to act as the General Partner of 5201-5301 Waterford Operating LP. Westland at Waterford General Partner LLC was organized to act as the General Partner of Westland at Waterford Operating LP. Waterford Core General Partner LLC was organized to act as the General Partner of Waterford Core Operating LP.

(45)	T-C Illinois Street, LLC was organized to hold the ownership interests in ARE-San Francisco No. 43, LLC which was organized to act as a joint venture vehicle for real estate investments.

(46)	ConsultEDUAlliance LLC was organized to provide consulting services to higher education institutions.

(47)	Lewis & Clark Timberlands, LLC was to hold direct/indirect ownership interests in the following entities which own timber related investments: L&C Log Co, LLC and L&C Tree Farms, LLC,L&C TRS LLC.

(48)	TIAA GBS Holding LLC was organized to hold the ownership interests in TIAA GBS Singapore Holding Company Pte. Ltd., organized in Singapore to hold the ownership interests in TIAA Global Business Services (India) Private Limited organized in India to provide certain information technology related services.

(49)	Churchill Asset Management LLC was organized to hold the ownership interests in TGAM Churchill Fund GP LLC which was organized to hold the ownership interests in Churchill MMSLF Master, LP, TGAM Churchill Middle Market Senior Loan Fund, LP organized to hold the ownership interests in Churchill MMSLF Funding I, LLC, TGAM Churchill Middle Market Senior Loan Fund Offshore LP. organized in the Cayman Islands to hold the ownership interests in Churchill MMSLF Master, LP. which was organized in the Cayman Islands to hold the ownership interests in Churchill MMSLF Funding 2, LLC.

(50)	AGR Partners LLC was organized to hold the ownership interests in TGAM Agribusiness Fund GP LLC which was organized to hold the ownership interests in TGAM Agribusiness Fund-B LP organized in the Cayman Islands to make private equity investments in agribusiness companies for international third party investors.

(51)	MyVest Corporation was organized to provide digital financial account management services.

(52)	ND Properties, Inc. was organized to hold the ownership interests in ND Europe S.a.r.l. organized in Luxembourg, which was organized to hold the ownership interests in ND Europe Office Holding S.a.r.l. and indirect interests in investments. ND Europe Office Holding S.a.r.l. organized in Luxembourg to hold the ownership interests in the following Luxembourg entities which hold real estate investments: TIAA Lux 8 S.a.r.l, Cityhold Euro S.a.r.l. and Cityhold Office Partnership S.a.r.l. Cityhold Office Partnership S.a.r.l. holds direct/indirect ownership interests in the following entities which hold real estate investments:

Exhibit A

Entity Name	Domestic Jurisdiction
70 St Mary Axe Unit Trust	Jersey
Abford House Unit Trust	Jersey
Cityhold Euro S.à r.l	Luxembourg
Cityhold Nymphe S.à r.l	Luxembourg
Cityhold Office Partnership S.à r.l	Luxembourg
Cityhold Participations S.à r.l	Luxembourg
Cityhold Peak Participations S.à r.l	Luxembourg
Cityhold Peak S.à r.l	Luxembourg
Cityhold Propco 10 S.à r.l	Luxembourg
Cityhold Propco 11 S.à r.l	Luxembourg
Cityhold Propco 12 S.à r.l	Luxembourg
Cityhold Propco 6 S.à r.l	Luxembourg
Cityhold Propco 7 S.à r.l	Luxembourg
Cityhold Propco 9 S.à r.l	Luxembourg

Exhibit A

Entity Name	Domestic Jurisdiction
Cityhold Sterling S.à r.l	Luxembourg
Cityhold UK Holding S.à r.l	Luxembourg
Cityhold UK Investment S.à r.l	Luxembourg
CLOF Victoria Nominee 1 Limited	United Kingdom
CLOF Victoria Nominee 2 Limited	United Kingdom
HV Freehold S.à r.l	Luxembourg
HV Properties S.à r.l	Luxembourg
KS Freehold S.à r.l	Luxembourg
KS Leasehold S.à r.l	Luxembourg
London Belgrave Unit Trust	Jersey
ND Europe Office Holding S.à r.l	Luxembourg
New Fetter Lane Unit Trust	Jersey
Paddington Central III Unit Trust	Jersey
Roosevelt Participation S.à r.l	Luxembourg
SARL 154 rue de l’Université	France

Exhibit A

Entity Name	Domestic Jurisdiction
SAS 36 rue La Fayette	France
SAS Courcelles 70	France
SAS Malachite	France
SAS Roosevelt	France
SAS rue de l’Universite 154	France
SNC Garnet-TIAA	France
SNC La Défense	France
SNC Lazuli	France
SNC Péridot	France
SNC Roosevelt	France
TIAA Lux 8 S.a.r.l.	Luxembourg
TIAA Lux 9 S.a.r.l.	Luxembourg

Unless otherwise indicated, entities referenced herein are domiciled in the State of Delaware

Additional entities, comprised of joint ventures are not individually listed herein. While they technically are controlled by TIAA by virtue of the grant of voting rights to TIAA upon creation of each subsidiary, TIAA does not actively control the day-to-day activities and instead defers to its partners.

Exhibit A

Entity Name	Owner Name	Ownership %
1000 Waterford General Partner LLC	Waterford Blue Lagoon Reit LP	100
1000 Waterford Operating LP	1000 Waterford General Partner LLC	0
1000 Waterford Operating LP	Waterford Blue Lagoon Reit LP	100
154 rue de l’Université	Rue de L’Universite 154	100
1867 Infrastructure Holdings Inc.	ACS Infrastructure Canada Inc.	49
1867 Infrastructure Holdings Inc.	A-30 Canadian Transport Inc.	51
1931 Norman Drive, L.L.C.	NA Property Fund Holdings, L.L.C.	100
36 rue La Fayette	Cityhold Office Partnership S.à r.l	100
485 Properties, LLC	Teachers Insurance and Annuity Association of America	100
5200 Waterford General Partner LLC	Waterford Blue Lagoon Reit LP	100
5200 Waterford Operating LP	5200 Waterford General Partner LLC	0
5200 Waterford Operating LP	Waterford Blue Lagoon Reit LP	100
5201-5301 Waterford General Partner LLC	Waterford Blue Lagoon Reit LP	100
5201-5301 Waterford Operating LP	5201-5301 Waterford General Partner LLC	0
5201-5301 Waterford Operating LP	Waterford Blue Lagoon Reit LP	100
70 St Mary Axe Unit Trust	Cityhold UK Investment S.à r.l	0.1
70 St Mary Axe Unit Trust	Cityhold UK Holding S.à r.l	99.9
701-703 Waterford General Partner LLC	Waterford Blue Lagoon Reit LP	100
701-703 Waterford Operating LP	701-703 Waterford General Partner LLC	0
701-703 Waterford Operating LP	Waterford Blue Lagoon Reit LP	100
730 Carroll, LLC	730 Power Development, LLC	100

Exhibit A

730 Catsolar, LLC	TIAA SynGas, LLC	100
730 Cricket, LLC	730 Power Development, LLC	100
730 Data Centers, LLC	Teachers Insurance and Annuity Association of America	100
730 Databridge, LLC	730 Data Centers, LLC	100
730 Holdings, LLC	TIAA Board Of Overseers	100
730 Orion, LLC	TIAA SynGas, LLC	100
730 Power Development, LLC	Teachers Insurance and Annuity Association of America	100
730 Telecom LLC	Teachers Insurance and Annuity Association of America	100
730 Texas Forest Holdings, Inc.	Teachers Insurance and Annuity Association of America	100
730 Texas Timberlands II, Ltd.	730 Texas Forest Holdings, Inc.	0.5
730 Texas Timberlands II, Ltd.	Teachers Insurance and Annuity Association of America	99.5
730 Texas Timberlands, Ltd.	730 Texas Forest Holdings, Inc.	0.5
730 Texas Timberlands, Ltd.	TIAA Timberlands I, LLC	99.5
730 Westlands, LLC	730 Power Development, LLC	100
8 Spruce Street GA Investor LLC	T-C GA Real Estate Holdings LLC	100
A-30 Canadian Transport Inc.	TIAA Infrastructure Investments, LLC	100
Abford House Unit Trust	Cityhold Participations S.à r.l	5
Abford House Unit Trust	Cityhold Peak S.à r.l	95
Actgas, LLC	TIAA Oil And Gas Investments, LLC	100
Active Extension Fund I, LLC	Teachers Insurance and Annuity Association of America	100
Active Extension Fund III, LLC	Teachers Insurance and Annuity Association of America	100
Actoil Bakken, LLC	TIAA Oil And Gas Investments, LLC	100

Exhibit A

Actoil Colorado, LLC	TIAA Oil And Gas Investments, LLC	100
Actoil Utica, LLC	TIAA Oil And Gas Investments, LLC	100
Actoil, LLC	TIAA Oil And Gas Investments, LLC	100
Adastra Management Inc.	Darrin Foster	15
Adastra Management Inc.	Evelyn Burnett	15
Adastra Management Inc.	Karl Rumpf	15
Adastra Management Inc.	Kevin Orriss	15
Adastra Management Inc.	Polar Star Canadian Oil and Gas Holding, Inc.	40
Adeoti Empreendimentos Imobiliários Ltda	T-C JK II LLC	49
Adeoti Empreendimentos Imobiliários Ltda	T-C JK I LLC	51
AGR Agricultural Investments LLC	Occator Agricultural Properties, LLC	100
AGR Partners LLC	Ejnar Knudsen	25
AGR Partners LLC	TIAA Alternative Holdings, LLC	75
Agricola Ag II Limitada	Mulpun S.A.	0.001
Agricola Ag II Limitada	TIAA-CREF Global Agriculture II LLC	99.999
Agrobio Investimentos e Participações S.A.	Cosan S.A. Industria E Comercio	0.01
Agrobio Investimentos e Participações S.A.	Tellus Brasil Participações S.A.	100
Aguas da Ponte Alta S.A.	Cosan S.A. Industria E Comercio	0.01
Aguas da Ponte Alta S.A.	Administração de Participações Aguassanta Ltda	100
AGW Empreendimentos e Participações S.A.	Cosan S.A. Industria E Comercio	0.01
AGW Empreendimentos e Participações S.A.	Janus Brasil Participacoes, S.A.	99.99
Ala Moana Holding, LLC	T-C Pearl Investor LLC	12.5

Exhibit A

Almond Processors, LLC	Teachers Insurance and Annuity Association of America	100
Alta Loma Vineyard LLC	Silverado WineGrowers, LLC	100
Anglo-Sino Henderson Investment Consultancy (Beijing) Co Limited	TH RE Group Holdings Limited	100
AREFM (BVI) Limited	Alpha Investment Partners (BVI) Limited	50
AREFM (BVI) Limited	TH RE Group Holdings Limited	50
ARE-San Francisco No. 43, LLC	T-C Illinois Street, LLC	40
ARE-San Francisco No. 43, LLC	Alexandria Real Estate Equities, L.P.	60
Aroeira Propriedades Agrícolas Ltda	Cosan S.A. Industria E Comercio	0.01
Aroeira Propriedades Agrícolas Ltda	Janus Brasil Participacoes, S.A.	99.99
Arpeggio Fund	Symphony Asset Management LLC	100
Arroyo Loma, LLC	Silverado Premium Properties, LLC	100
AUB (CASA VI) Investment Fund, LLC	Shuaib Holdings	0.2494
AUB (CASA VI) Investment Fund, LLC	Arab Fund for Economic and Social Development	16.6251
AUB (CASA VI) Investment Fund, LLC	The Public Institution for Social Security	83.1255
BayCity CLO Holdings, L.P.	Symphony Asset Management LLC	0
Baycity Convertible Arbitrage Master Fund, L.P.	Symphony Asset Management LLC	0.11
Baycity Convertible Arbitrage Master Fund, L.P.	Non-TIAA 3rd Party LPs	99.89
BayCity Convertible Bond Fund, L.P.	Symphony Asset Management LLC	1.02
BayCity Corporate Arbitrage and Relative Value Fund, L.P.	Symphony Asset Management LLC	0
BayCity Credit Opportunities Fund L.P.	Symphony Asset Management LLC	0
BayCity Customized Solution Fund R, L.P.	Symphony Asset Management LLC	0.009
BayCity Customized Solution Fund S, L.P.	Symphony Asset Management LLC	0.009

Exhibit A

BayCity Event Driven Opportunities Fund, L.P.	Symphony Asset Management LLC	0.48
BayCity Event Driven Opportunities Master Fund, L.P.	Symphony Asset Management LLC	0.07
BayCity Event Driven Opportunities Master Fund, L.P.	Non-TIAA 3rd Party LPs	99.93
BayCity Long Short Credit Fund, L.P.	Symphony Asset Management LLC	0.91
BayCity Long Short Credit Unit Trust	Symphony Asset Management LLC	0
BayCity Long Short Credit Unit Trust	Non-TIAA Owners	100
BayCity Senior Loan Fund L.P.	Symphony Asset Management LLC	0.01
BayCity Small Cap Core Fund, L.P.	Symphony Asset Management LLC	1.31
BCIMC (TCGA II) Investment Trust	8160309 Canda Inc, as Bare Trustee, Nominee and Agent fo The College Pension Plan (British Columbia),and several other entities	100
Beaver Investment Holdings LLC	TIAA Alternative Holdings, LLC	100
Bioinvestments Negócios e Participações	Cosan S.A. Industria E Comercio	0.01
Bioinvestments Negócios e Participações	Radar II Propriedades Agrícolas S.A.	99.99
Blue Ridge PP Condominium Association, Inc.	T-C Palomino Blue Ridge LLC	100
BOA Partnership GP, L.L.C.	NA Property Fund Holdings, L.L.C.	100
BOA Partnership, L.P.	BOA Partnership GP, L.L.C.	0.01
BOA Partnership, L.P.	NA Property Fund Holdings, L.L.C.	99.99
Boardman Tree Farm, LLC	GreenWood Tree Farm Fund, LP	100
Boca 10 A & B LLC	Boca 54 Land Associates LLC	100
Boca 10 C & D LLC	Boca 54 Land Associates LLC	100
Boca 11 A LLC	Boca 54 Land Associates LLC	100
Boca 54 Land Associates LLC	Flagler Boca 54 LLC	20

Exhibit A

Boca 54 Land Associates LLC	TIAA 485 Boca 54 LLC	80
Boca 54 North LLC	Boca 54 Land Associates LLC	100
Boston Road Manager, LLC	CASA Partners VI Holdings, LLC	100
Boston Road, LLC	Boston Road Manager, LLC	100
Brasilwood Reflorestamento S.A.	GAPX Investimentos Ltda.	25
Brasilwood Reflorestamento S.A.	GTR Brasil Participacoes Ltda.	75
Bravura 99 Fund, L.P.	Symphony Asset Management LLC	47.25
Bridge View Land, LLC	Silverado Premium Properties, LLC	100
BRKLYN NY 250 N 10th Street Owner LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
Broadleaf Timberland Investments, LLC	Teachers Insurance and Annuity Association of America	100
Brusno Maszyny Sp. z.o.o.	Global Timber International, LLC	100
Brusno Resort Spolka Z Organiczona Odpowiedzialnoscia w Organizacji	Ipopema 95 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych (“FIZAN”)	100
Bruyeres I SAS	ND Europe S.a.r.l.	100
Bruyeres II SAS	ND Europe S.a.r.l.	100
BV Apartments, L.L.C.	CASA Grande Investments I, LLC	100
CASA Grande Investments I, LLC	Global Investors GP, L.L.C.	0
CASA Grande Investments I, LLC	Public Employees Retirement Association of Colorado - Non TIAA	48.6
CASA Grande Investments I, LLC	Utah State Retirement Investment Fund - Non TIAA	51.4
CASA Grande Investments II, LP	Global Investors GP, L.L.C.	0.0024

Exhibit A

CASA Grande Investments II, LP	Public Employees Retirement Association of Colorado - Non TIAA	49.9988
CASA Grande Investments II, LP	Utah State Retirement Investment Fund - Non TIAA	49.9988
CASA III-Ross LLC	CASA Partners III, L.P.	100
CASA IV Acquisition, LLC	CASA Partners IV, L.P.	100
CASA IV-Evets I Fund, LLC	Evets I Fund, LLC	10
CASA IV-Evets I Fund, LLC	CASA Partners IV, L.P.	90
CASA Partners III, L.P.	Global Investors GP, L.L.C.	0
CASA Partners III, L.P.	Terry Senger	0.00002218
CASA Partners III, L.P.	AJ & Karen Richard	0.00004437
CASA Partners III, L.P.	Daniel McDonough (Non-TIAA Henderson)	0.00004437
CASA Partners III, L.P.	Brian P. Eby	0.00006655
CASA Partners III, L.P.	James O’Brien (Non-TIAA Henderson)	0.00008874
CASA Partners III, L.P.	JP Rachmaninoff (Non-TIAA Henderson)	0.00008874
CASA Partners III, L.P.	Karen & Richard Sheehan	0.00008874
CASA Partners III, L.P.	Edward Pierzak	0.00011092
CASA Partners III, L.P.	Michael Schwaab	0.00013311
CASA Partners III, L.P.	Douglas G. Denyer	0.00017747

Exhibit A

CASA Partners III, L.P.	James Martha	0.00017747
CASA Partners III, L.P.	Charles Wurtzebach	0.00066552
CASA Partners III, L.P.	Public Employees Retirement Association of Colorado - Non TIAA	22.184263
CASA Partners III, L.P.	Utah State Retirement Investment Fund - Non TIAA	33.276394
CASA Partners III, L.P.	Wisconsin Retirement System	44.368525
CASA Partners IV, L.P.	Global Investors GP, L.L.C.	0
CASA Partners IV, L.P.	A. J. Richard	0.0024
CASA Partners IV, L.P.	Brian P. Eby	0.0024
CASA Partners IV, L.P.	Daniel McDonough (Non-TIAA Henderson)	0.0024
CASA Partners IV, L.P.	Edward Pierzak	0.0049
CASA Partners IV, L.P.	James O’Brien	0.0049
CASA Partners IV, L.P.	Susan Motowidlak	0.0049
CASA Partners IV, L.P.	Terry Senger	0.0049
CASA Partners IV, L.P.	JP Rachmaninoff (Non-TIAA Henderson)	0.0073
CASA Partners IV, L.P.	Michael Schwaab	0.0073
CASA Partners IV, L.P.	James Martha	0.0122
CASA Partners IV, L.P.	Charles Wurtzebach	0.0244
CASA Partners IV, L.P.	Kwiker Trust	0.0244
CASA Partners IV, L.P.	Nagy Pension	0.0244
CASA Partners IV, L.P.	Texas General Land Office - Non TIAA	12.1797
CASA Partners IV, L.P.	Honeywell	14.6156
CASA Partners IV, L.P.	Public Employees Retirement Association of Colorado - Non TIAA	24.3593

Exhibit A

CASA Partners IV, L.P.	Utah State Retirement Investment Fund - Non TIAA	24.3593
CASA Partners IV, L.P.	Wisconsin Retirement System	24.3593
CASA Partners V Holdings, L.L.C.	CASA Partners V, LP	100
CASA Partners V, LP	Global Investors GP II, L.L.C.	0
CASA Partners V, LP	Brian P. Eby	0.0064
CASA Partners V, LP	Daniel McDonough (Non-TIAA Henderson)	0.0064
CASA Partners V, LP	Susan Motowidlak	0.0064
CASA Partners V, LP	James O’Brien (Non-TIAA Henderson)	0.0097
CASA Partners V, LP	A. J. Richard	0.0161
CASA Partners V, LP	Edward Pierzak	0.0161
CASA Partners V, LP	James Martha	0.0161
CASA Partners V, LP	Michael Schwaab	0.0161
CASA Partners V, LP	James Darkins (Non-TIAA Henderson)	0.029
CASA Partners V, LP	Michael Sales (Non-TIAA Henderson)	0.0322
CASA Partners V, LP	Texas General Land Office - Non TIAA	19.3237
CASA Partners V, LP	Public Employees Retirement Association of Colorado - Non TIAA	32.2061
CASA Partners V, LP	Utah State Retirement Investment Fund - Non TIAA	48.3092
CASA Partners VI GP, LLC	TH Property Holdings, L.L.C.	100
CASA Partners VI Holdings, LLC	CASA Partners VI, LP	100
CASA Partners VI, LP	CASA Partners VI GP, LLC	0
CASA Partners VI, LP	Brian P. Eby	0.0029
CASA Partners VI, LP	Taeuk Namkoong	0.0038

Exhibit A

CASA Partners VI, LP	Terry Senger	0.0038
CASA Partners VI, LP	Michael Schwaab	0.0058
CASA Partners VI, LP	Susan Motowidlak	0.0058
CASA Partners VI, LP	A. J. Richard	0.0077
CASA Partners VI, LP	Michael Sales (Non-TIAA Henderson)	0.0115
CASA Partners VI, LP	James Martha	0.0192
CASA Partners VI, LP	James O’Brien (Non-TIAA Henderson)	0.0192
CASA Partners VI, LP	Public Employees Retirement Association of Colorado - Non TIAA	19.2044
CASA Partners VI, LP	Utah State Retirement Investment Fund - Non TIAA	19.2044
CASA Partners VI, LP	AUB (CASA VI) Investment Fund, LLC	23.1028
CASA Partners VI, LP	Wisconsin Retirement System	38.4087
CASA Partners VII GP, LLC	TH Property Holdings, L.L.C.	100
CASA Partners VII Holdings, LLC	CASA Partners VII, LP	100
CASA Partners VII, LP	Public Employees Retirement Association of Colorado - Non TIAA	22.22
CASA Partners VII, LP	Utah State Retirement Investment Fund - Non TIAA	33.33
CASA Partners VII, LP	Wisconsin Retirement System	44.45
CASA Student Housing Fund GP, LLC	TH Property Holdings, L.L.C.	100
CASA Student Housing Fund Holdings, LLC	CASA Student Housing Fund, LP	100
CASA Student Housing Fund, LP	CASA Student Housing Fund GP, LLC	0
CASA Student Housing Fund, LP	Teachers Insurance and Annuity Association of America	0
CASA VI 50WB, LLC	CASA Partners VI Holdings, LLC	100
Castle-Renaissance Borrower, LLC	Renaissance Plaza Castle, LLC	100

Exhibit A

Castle-Renaissance, LLC	CASA III-Ross LLC	100
CCAP Fund 3, L.P.	CCAP GP, LLC	0
CCAP Fund 3, L.P.	East Wildlife Foundation	100
CCAP FUND 6 - 2015, L.P.	CCAP GP, LLC	0
CCAP FUND 6 - 2015, L.P.	Covariance Capital Management, Inc.	100
CCAP Fund 6-2016, L.P.	Covariance Capital Management, Inc.	0
CCAP FUND 8 - 2015, L.P.	CCAP GP, LLC	0
CCAP FUND 8 - 2015, L.P.	Covariance Capital Management, Inc.	100
CCAP Fund 8-2016, L.P.	Covariance Capital Management, Inc.	0
CCAP Fund EF, LP	CCAP GP, LLC	0
CCAP Fund EF, LP	East Foundation	100
CCAP Fund EIP, L.P.	CCAP GP, LLC	0
CCAP Fund HFD (Cayman), Ltd.	CCAP GP, LLC	100
CCAP Fund HFND (Cayman), Ltd.	CCAP GP, LLC	100
CCAP Fund MRA (Cayman), Ltd.	CCAP GP, LLC	100
CCAP Fund PDS (Cayman), Ltd.	CCAP GP, LLC	100
CCAP GP, LLC	Covariance Capital Management, Inc.	100
CCM Series 2, LLC	Teachers Insurance and Annuity Association of America	100
CCM Series, LLC	Teachers Insurance and Annuity Association of America	100
CD (TCGA II) Investment Trust	Caisse De Depot Et Placement Du Quebec	100
Ceres Agricultural Properties, LLC	Teachers Insurance and Annuity Association of America	100
Cerpon Participações S.A.	Cosan S.A. Industria E Comercio	0.01

Exhibit A

Cerpon Participações S.A.	Tellus Brasil Participações S.A.	100
CGL Banyan Bay, L.P.	CGL Management, LLC	0.01
CGL Banyan Bay, L.P.	CGL Investments, LLC	99.99
CGL Investments, LLC	CASA Grande Investments I, LLC	100
CGL Los Prados, L.P.	CGL Management, LLC	0.1
CGL Los Prados, L.P.	CGL Investments, LLC	99.9
CGL Management, LLC	CASA Grande Investments I, LLC	100
Chalk Ridge Vineyard, LLC	Silverado Premium Properties, LLC	100
Chelmsford Commons Manager, LLC	CASA Partners VI Holdings, LLC	100
Chelmsford Commons, LLC	Chelmsford Commons Manager, LLC	100
China Designer Outlet Mall SA	Teachers Insurance and Annuity Association of America	18.81
Churchill Asset Management LLC	Christopher Cox	2.5
Churchill Asset Management LLC	TIAA Alternative Holdings, LLC	75
Churchill MMSLF Funding 1, LLC	TGAM Churchill Middle Market Senior Loan Fund, LP	100
Churchill MMSLF Funding 2, LLC	Churchill MMSLF Master, LP	100
Churchill MMSLF Master, LP	TGAM Churchill Fund GP LLC	50
Churchill MMSLF Master, LP	TGAM Churchill Middle Market Senior Loan Fund, Offshore LP	50
Cityhold Euro S.à r.l	Chapone S.à r.l (AP1)	3
Cityhold Euro S.à r.l	Chaptwo S.à r.l (AP2)	3
Cityhold Euro S.à r.l	ND Europe Office Holding S.à r.l	6
Cityhold Euro S.à r.l	Cityhold Office Partnership S.à r.l	88
Cityhold Nymphe S.à r.l	Cityhold Euro S.à r.l	100

Exhibit A

Cityhold Office Partnership S.à r.l	Chapone S.à r.l (AP1)	25
Cityhold Office Partnership S.à r.l	Chaptwo S.à r.l (AP2)	25
Cityhold Office Partnership S.à r.l	ND Europe Office Holding S.à r.l	50
Cityhold Participations S.à r.l	Cityhold Sterling S.à r.l	100
Cityhold Peak Participations S.à r.l	Cityhold Sterling S.à r.l	100
Cityhold Peak S.à r.l	Cityhold Sterling S.à r.l	100
Cityhold Propco 10 S.à r.l	Cityhold Euro S.à r.l	100
Cityhold Propco 11 S.à r.l	Cityhold Euro S.à r.l	100
Cityhold Propco 12 S.à r.l	Cityhold Euro S.à r.l	100
Cityhold Propco 6 S.à r.l	Cityhold Sterling S.à r.l	100
Cityhold Propco 7 S.à r.l	Cityhold Euro S.à r.l	100
Cityhold Propco 9 S.à r.l	Cityhold Euro S.à r.l	100
Cityhold Sterling S.à r.l	Cityhold Office Partnership S.à r.l	100
Cityhold UK Holding S.à r.l	Cityhold Office Partnership S.à r.l	100
Cityhold UK Investment S.à r.l	Cityhold UK Holding S.à r.l	100
Clarendon Virginia IV, LLC	TIAA Realty, LLC	100
CLOF II (No 1 Nominee) Limited	Henderson CLOF II (No 1 GP) Limited	100
CLOF Jersey General Partner Limited	Non-TIAA 3rd Party LPs	100
CLOF Jersey Nominee A Limited	Non-TIAA 3rd Party LPs	100
CLOF Jersey Nominee B Limited	Non-TIAA 3rd Party LPs	100
CLOF Victoria Nominee 1 Limited	London Belgrave Unit Trust	100
CLOF Victoria Nominee 2 Limited	London Belgrave Unit Trust	100

Exhibit A

Columbia Commons Apartments, L.P.	CASA IV Acquisition, LLC	1
Columbia Commons Apartments, L.P.	CASA Partners IV, L.P.	99
Columbia Commons Funding, LLC	Columbia Commons Apartments, L.P.	100
Companhia Agrícola Botucatu	Cosan S.A. Industria E Comercio	0.01
Companhia Agrícola Botucatu	Janus Brasil Participacoes, S.A.	99.99
ConsultEDUAlliance LLC	Teachers Insurance and Annuity Association of America	100
Core Plus Bond Fund, LLC	Nuveen Asset Management, LLC	0
Country Village Shopping Center, LLC	NA Property Fund Holdings, L.L.C.	100
Courcelles 70	Cityhold Office Partnership S.à r.l	100
Covariance Capital Management, Inc.	TIAA-CREF Redwood, LLC	100
CPF 1511 Third Avenue LLC	CPF/UIR Joint Venture LLC	100
CPF 636 Sixth Avenue LLC	CPF/UIR Joint Venture LLC	100
CPF 856 Market Street LLC	CPF/UIR Joint Venture LLC	100
CPF/UIR Joint Venture LLC	Union Investment Real Estate GmbH	49
CPF/UIR Joint Venture LLC	CPF/UIR JV Member LLC	51
CPF/UIR JV Member LLC	U.S. Cities Retail Fund Operating LP	100
CPPIB-TIAA U.S. Real Property Fund, L.P.	T-C SMA I, LLC	1
CPPIB-TIAA U.S. Real Property Fund, L.P.	CPPIB US RE-2 GP	49
CPPIB-TIAA U.S. Real Property Fund, L.P.	Teachers Insurance and Annuity Association of America	50
Cranston Investments SP. z.o.o.	Neptune Polish Property Venture BV	100
C-T REIT LLC	Reit Shareholders	0.01
C-T REIT LLC	CPPIB-TIAA U.S. Real Property Fund, L.P.	99.99

Exhibit A

C-T Shenandoah LLC	C-T REIT LLC	100
CVII - Shoreline LLC	ML CASA VII, LP	100
CVII - Waterstone LLC	CASA Partners VII Holdings, LLC	100
DDR-SAU Retail Fund, L.L.C.	Developer’s Diversified Realty	20
DDR-SAU Retail Fund, L.L.C.	Special Account-U, L.P.	80
DDRTC Alexander Place LLC	DDRTC Holdings Pool 5 LLC	100
DDRTC Amity Square LLC	DDR TC LLC	15
DDRTC Amity Square LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	85
DDRTC Bellevue Place LLC	DDRTC Holdings Pool 3 LLC	100
DDRTC Birkdale Village LLC	DDRTC Holdings Pool 3 LLC	100
DDRTC Columbiana Station I LLC	DDRTC Holdings Pool 6 LLC	100
DDRTC Columbiana Station II LLC	DDRTC Holdings Pool 2 LLC	100
DDRTC Core Retail Fund, LLC	DDR TC LLC	15
DDRTC Core Retail Fund, LLC	TREA Retail Property Portfolio 2006 LLC	85
DDRTC CP LLC	DDRTC Holdings Pool 3 LLC	100
DDRTC Creeks at Virginia Center LLC	DDRTC Holdings Pool 6 LLC	100
DDRTC Cypress Trace LLC	DDRTC Holdings Pool 6 LLC	100
DDRTC Eisenhower Crossing LLC	DDRTC Holdings Pool 5 LLC	100
DDRTC Fayette Pavilion I and II LLC	DDRTC Holdings Pool 6 LLC	100
DDRTC Fayette Pavilion III and IV LLC	DDRTC Holdings Pool 1 LLC	100
DDRTC Heritage Pavilion LLC	DDRTC Holdings Pool 6 LLC	100
DDRTC Hillsboro Square LLC	DDRTC Holdings Pool 5 LLC	100

Exhibit A

DDRTC Holdings Pool 1 LLC	DDRTC Core Retail Fund, LLC	100
DDRTC Holdings Pool 2 LLC	DDRTC Core Retail Fund, LLC	100
DDRTC Holdings Pool 3 LLC	DDRTC Core Retail Fund, LLC	100
DDRTC Holdings Pool 4 LLC	DDR TC LLC	15
DDRTC Holdings Pool 4 LLC	TREA Retail Property Portfolio 2006 LLC	85
DDRTC Holdings Pool 5 LLC	DDRTC Core Retail Fund, LLC	100
DDRTC Holdings Pool 6 LLC	DDRTC Core Retail Fund, LLC	100
DDRTC Market Place LLC	DDRTC Holdings Pool 1 LLC	100
DDRTC Marketplace at Mill Creek LLC	DDR TC LLC	15
DDRTC Marketplace at Mill Creek LLC	TREA Retail Property Portfolio 2006 LLC	85
DDRTC Marketplace at Mill Creek LLC	DDRTC Holdings Pool 1 LLC	100
DDRTC McFarland Plaza LLC	DDRTC Holdings Pool 5 LLC	100
DDRTC Naugatuck Valley SC LLC	DDRTC Holdings Pool 3 LLC	100
DDRTC Newnan Pavilion LLC	DDRTC Holdings Pool 3 LLC	100
DDRTC Overlook at King of Prussia LLC	DDRTC Holdings Pool 2 LLC	100
DDRTC River Ridge LLC	DDRTC Holdings Pool 2 LLC	100
DDRTC Shoppes at Lake Mary LLC	DDRTC Holidngs Pool 5 LLC	100
DDRTC T&C LLC	DDRTC Holdings Pool 3 LLC	100
DDRTC Turkey Creek LLC	DDRTC Holdings Pool 3 LLC	100
DDRTC Village Crossing LLC	DDRTC Holdings Pool 3 LLC	100
DDRTC Westside Centre LLC	DDRTC Holdings Pool 5 LLC	100
DDRTC Winslow Bay Commons LLC	DDRTC Holdings Pool 1 LLC	100

Exhibit A

DDRTC Woodstock Square LLC	DDRTC Holdings Pool 1 LLC	100
Demeter Agricultural Properties II, LLC	Ceres Agricultural Properties, LLC	100
Demeter Agricultural Properties, LLC	Teachers Insurance and Annuity Association of America	100
Dionysus Properties, LLC	Teachers Insurance and Annuity Association of America	100
Easley Investments SP. z.o.o.	Neptune Polish Property Venture BV	100
ECF Italian Venture S.à r.l	Megatrends European Holdings S.à r.l	100
ECF Waverelygate S.à r.l	Megatrends European Holdings S.à r.l	100
Eko Topola Sp. z o.o.	Ipopema 95 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych (“FIZAN”)	100
Energy Power Investment Company, LLC	Energy Power Partners I, L.P.	9.48
Energy Power Investment Company, LLC	North American Sustainable Energy Fund, L.P.	90.52
Enhanced Debt Carry (GP) S.a r.I.	TH RE Group Holdings Limited	100
Enhanced Debt Carry S.C.S.p	Enhanced Debt Carry (GP) S.a r.I.	100
Enhanced Debt Holding S.à r.l.	TIAA Henderson Real Estate Enhanced Debt Fund SCSp-SIF	100
Enhanced Debt Lending Limited	TIAA Henderson Real Estate Enhanced Debt Fund SCSp-SIF	100
Envisage Information Systems, LLC	Teachers Insurance and Annuity Association of America	100
EPP Renewable Energy LLC	Energy Power Investment Company, LLC	100
Erlangen Arcaden GmbH & Co. KG	Erlangen Arcaden Verwaltungs GmbH	5.1
Erlangen Arcaden GmbH & Co. KG	TIAA Lux 5 S.a.r.l.	94.9
Erlangen Arcaden Verwaltungs GmbH	TIAA Lux 5 S.a.r.l.	100
Esus Brasil Participações S. A.	Cosan S.A. Industria E Comercio	0.01
Esus Brasil Participações S. A.	Janus Brasil Participacoes, S.A.	100
EURL Olympe	Olympe (Holding)	100

Exhibit A

EURL Servin	SARL Servin (Holding)	100
European Cities Partnership (GP) S.à.r.l.	TH RE Group Holdings Limited	100
European Cities Partnership SCSp	European Cities Partnership (GP) S.à.r.l.	100
FCP-ASC Holdings, LLC	Teachers Insurance and Annuity Association of America	25.193
Five Oaks JV General Partner LLC	Four Oaks Place LP	100
Five Oaks Place Holdings General Partner LLC	Five Oaks Holdings LP	100
Five Oaks Place REIT LP	Five Oaks Place Holdings General Partner LLC	0
Five Oaks Place REIT LP	Five Oaks Holdings LP	100
Fordham Glen Apartments, LLC	CASA Partners V Holdings, L.L.C.	100
Forestal GTR Chile Limitada	Global Timber SA LLC	100
Forestal Monterrey Colombia SAS	Pizano, S.A.	20
Forestal Monterrey Colombia SAS	Global Timber Spain, S.L.	80
Forestal y Agricola Silvoligna Chile Limitada	Renewable Timber Resources LLC	99.99
Forestwood Apartments, LLC	CASA Grande Investments II, LP	100
Four Oaks JV General Partner LLC	Four Oaks Place LP	100
Four Oaks Place LP	T-C Four Oaks General Partner LLC	1
Four Oaks Place LP	T-C Four Oaks Place LLC	50
Four Oaks Place Operating LP	Four Oaks REIT General Partner LLC	0
Four Oaks Place Operating LP	Four Oaks Place REIT LP	100

Exhibit A

Four Oaks Place REIT LP	Four Oaks JV General Partner LLC	0
Four Oaks Place REIT LP	Four Oaks Place LP	100
Four Oaks Place TRS LLC	Four Oaks Place REIT LP	100
Four Oaks REIT General Partner LLC	Four Oaks Place REIT LP	100
GAP II NZ GP Limited	TIAA-CREF Alternatives Services, LLC	100
Glenlake Club I, LLC	CASA Partners IV, L.P.	100
Global AG AIV (CN) GP LLC	TIAA Alternative Holdings, LLC	100
Global AG II AIV GP LLC	TIAA Alternative Holdings, LLC	100
Global AG II FFI LLC	TIAA-CREF Global Agriculture II LLC	100
Global AG II US Corp.	Global Agriculture II AIV, LP	100
Global AG Properties Australia Pty, Ltd	TIAA-CREF Global Agriculture LLC	100
Global Ag Properties Australia Trust	TIAA-CREF Global Agriculture LLC	100
Global Ag Properties II Australia Pty Ltd.	TIAA-CREF Global Agriculture II LLC	100
Global Ag Properties II Australia Trust	TIAA-CREF Global Agriculture II LLC	100
Global Ag Properties II New Zealand Limited Partnership	GAP II NZ GP Limited	0
Global AG Properties II USA LLC	Global AG II US Corp.	50
Global AG Properties II USA LLC	Global Agriculture II AIV (US) LLC	50
Global AG Properties USA LLC	Global Agriculture AIV (US) LLC	42.5
Global AG Properties USA LLC	Global AG US Corp.	57.5
Global AG US Corp.	Global Agriculture AIV (CN), LP	43.5
Global AG US Corp.	Global Agriculture AIV LLC	56.5
Global Agriculture AIV (CN), LP	Global AG AIV (CN) GP LLC	0.01

Exhibit A

Global Agriculture AIV (CN), LP	bcIMC Renewable Resource Investment Trust	49.995
Global Agriculture AIV (CN), LP	CDP Infrastructures Fund G.P.	49.995
Global Agriculture AIV (US) LLC	TIAA Global AG Special Member LLC	0
Global Agriculture AIV (US) LLC	TIAA Global AG Holdco LLC	98.1
Global Agriculture AIV LLC	TIAA Global AG Special Member LLC	0
Global Agriculture AIV LLC	AVWL	15.4
Global Agriculture AIV LLC	NPS Korea	15.4
Global Agriculture AIV LLC	Chaptwo S.à r.l (AP2)	69.2
Global Agriculture II AIV (US) LLC	TIAA Global AG II Special Member LLC	0
Global Agriculture II AIV, LP	TIAA Global AG II Special Member LLC	0
Global Agriculture II AIV, LP	Global AG II AIV GP LLC	50
Global Agriculture II Investor Fund, LP	TIAA-CREF Alternatives Advisors, LLC	0
Global Investors GP II, L.L.C.	TH Property Holdings, L.L.C.	100
Global Investors GP IV, L.L.C.	TH Property Holdings, L.L.C.	100
Global Investors GP, L.L.C.	TH Property Holdings, L.L.C.	100
Global Timber International, LLC	Global Timber Resources LLC	100
Global Timber NL, B.V.	GT Europe Cooperatief U.A.	100
Global Timber Resources Investor Fund, LP	GTR Special Member Holdco LLC	0
Global Timber Resources Investor Fund, LP	GTR Investor Fund GP LLC	50
Global Timber Resources LLC	Certain HNW Investors	0.525
Global Timber Resources LLC	Global Timber Resources Investor Fund, LP	3.741
Global Timber Resources LLC	The Lincoln National Life Insurance Company	3.749

Exhibit A

Global Timber Resources LLC	BAEK SICAV FIS-Timber I	4.498
Global Timber Resources LLC	AP2 Global Timber LLC	7.497
Global Timber Resources LLC	Tameside Metropolitan Borough Council as Administering Authority of the Greater Manchester Pension Fund	7.497
Global Timber Resources LLC	CDP Global Timber LLC	22.492
Global Timber Resources LLC	TIAA GTR Holdco LLC	50
Global Timber SA LLC	Global Timber Resources LLC	100
Global Timber Spain, S.L.	Global Timber International, LLC	100
Green River PP Condominium Association, Inc.	T-C Palomino Green River LLC	100
GreenWood Resources Beijing Forestry Co.	GreenWood Resources China Ltd. (HK)	100
Greenwood Resources Brasil, Ltda.	GreenWood Resources, Inc.	1
Greenwood Resources Brasil, Ltda.	GWR Property Management International, LLC	99
GreenWood Resources Capital Management, LLC	GreenWood Resources, Inc.	100
GreenWood Resources Chile SA	Carlos Sierra	5
GreenWood Resources Chile SA	GWR SA Ltd (BVI)	95
GreenWood Resources China Ltd. (HK)	GWR China Ltd. (BVI)	100
GreenWood Resources Poland sp z.o.o.	GWR Europe Limited	100
GreenWood Resources, Inc.	Cory Boswell (Non-TIAA)	0.1115
GreenWood Resources, Inc.	Rich Shuren (Non-TIAA)	0.1255
GreenWood Resources, Inc.	Carlos Sierra	0.5351
GreenWood Resources, Inc.	Don Rice (Non-TIAA)	0.5351
GreenWood Resources, Inc.	Jake Eaton (Non-TIAA)	0.5351
GreenWood Resources, Inc.	Marc Hiller	0.5351

Exhibit A

GreenWood Resources, Inc.	Lincoln Bach	0.8919
GreenWood Resources, Inc.	Hunter Brown	1.349
GreenWood Resources, Inc.	Brian Stanton	2.0074
GreenWood Resources, Inc.	Clark S. Binkley	5.671
GreenWood Resources, Inc.	Jeffery Lee Nuss	7.5053
GreenWood Resources, Inc.	Beaver Investment Holdings LLC	80
GreenWood Tree Farm Fund, LP	GWR-GTFF Investment, LLC	0.58
Gresham Investment Management Asia Pte Ltd.	Gresham Investment Management LLC	59
Gropius KG	Gropius GmbH	0
Gropius KG	Unibail-Rodamco Beteiligungs GmbH (MFI Deutschland GmbH)	0.04
Gropius KG	TIAA Lux 11 S.a.r.l.	0.16
Gropius KG	Gropius S.a.r.l.	99.8
Gropius Passagen Verwaltungs GmbH	Unibail-Rodamco Beteiligungs GmbH (MFI Deutschland GmbH)	20
Gropius Passagen Verwaltungs GmbH	TIAA Lux 11 S.a.r.l.	80
Gropius S.a.r.l.	Unibail-Rodamco Beteiligungs GmbH (MFI Deutschland GmbH)	20
Gropius S.a.r.l.	TIAA Lux 11 S.a.r.l.	80
Growth Capital Fund I, L.P.	Teachers Insurance and Annuity Association of America	94
Growth Capital GP I, LLC	Winslow Capital Management, LLC	100
GT Europe Cooperatief U.A.	Global Timber Resources LLC	1
GT Europe Cooperatief U.A.	Global Timber International, LLC	99
GTFF GP, LLC	GreenWood Resources, Inc.	100
GTFF Mill Corp.	GreenWood Tree Farm Fund, LP	100

Exhibit A

GTR Brasil Participacoes Ltda.	GT Europe Cooperatief U.A.	1
GTR Brasil Participacoes Ltda.	Global Timber NL, B.V.	99
GTR Investor Fund GP LLC	TIAA Alternative Holdings, LLC	100
GTR Special Member Holdco LLC	TIAA-CREF Asset Management LLC	100
GWR China Ltd. (BVI)	GWR International Limited	100
GWR Europe Limited	GWR International Limited	100
GWR International Limited	GreenWood Resources, Inc.	100
GWR Property Management International, LLC	GreenWood Resources, Inc.	100
GWR SA Ltd (BVI)	GWR International Limited	100
GWR-GTFF Investment, LLC	GreenWood Resources, Inc.	100
Hassett Lane Vineyard, LLC	Silverado WineGrowers, LLC	100
Helios Brasil Participacoes, Ltda	TIAA-CREF Global Agriculture II BR, LLC	0.01
Helios Brasil Participacoes, Ltda	TIAA-CREF Global Agriculture II LLC	99.99
Henderson Administration Services Limited	TH RE Group Holdings Limited	100
Henderson Asia Pacific Indirect Property Fund Management S.a.r.l.	TH RE AIFM Group Limited	100
Henderson Beteiligung Verwaltungs GmbH	TH RE Group Holdings Limited	100
Henderson CLOF II (GP) Limited	TH RE Group Holdings Limited	100
Henderson CLOF II (No 1 GP) Limited	TH RE Group Holdings Limited	100
Henderson CLOF II (No 2 GP) Limited	TH RE Group Holdings Limited	100
Henderson CLOF II (No 3 GP) Limited	TH RE Group Holdings Limited	100
Henderson CLOF II Partnership LP	AIMCO (FREP 1 (General) Ltd)	6
Henderson CLOF II Partnership LP	AIMCO (FREP 1 PX General Ltd)	6

Exhibit A

Henderson CLOF II Partnership LP	CLOF II JPUT	6
Henderson CLOF II Partnership LP	Elo Mutual Pension Insurance Company	6
Henderson CLOF II Partnership LP	Henderson Property UK AIFM Limited	6
Henderson CLOF II Partnership LP	T-C Lux Investments GP S.a r.l.	6
Henderson CLOF II Vanquish Limited	Henderson CLOF II (GP) Limited	100
Henderson European Retail Property Fund Management S.a.r.l.	Henderson Global Investors (International Holdings) B.V	15.6
Henderson European Retail Property Fund Management S.a.r.l.	TH RE AIFM Group Limited	84.4
Henderson Funds Management (Jersey) Limited	TH RE AIFM Group Limited	100
Henderson Funds Management Vanquish (Jersey) Limited	Henderson Funds Management (Jersey) Limited	100
Henderson Funds Management Vanquish II (Jersey) Limited	Henderson Funds Management (Jersey) Limited	100
Henderson Global Investors Immobilien Austria GmbH	Wiener Stadtische (Non-TIAA)	35
Henderson Global Investors Immobilien Austria GmbH	TH RE Group Holdings Limited	65
Henderson Global Investors Property (No.2) Limited	HGI Immobilien GmbH	100
Henderson Global Property (No.2) Limited	HGI Immobilien GmbH	100
Henderson Indirect Property Fund (Europe) Management S.a.r.l.	TH RE AIFM Group Limited	100
Henderson Joint Ventures Property Funds Management S.a.r.l.	TH RE Group Holdings Limited	100
Henderson Matador LP General Partner Limited	TH RE Group Holdings Limited	100
Henderson OMP (GP) Limited	TH RE Group Holdings Limited	100
Henderson Property Management (Jersey) Limited	TH RE AIFM Group Limited	100
Henderson Property Management Company (Luxembourg) No 1 S.à r.l	Henderson Holdings Group B.V. (Non-TIAA)	5.1
Henderson Property Management Company (Luxembourg) No 1 S.à r.l	TH RE AIFM Group Limited	94.9
Henderson Property Nominees Limited	TH RE Group Holdings Limited	100

Exhibit A

Henderson Property UK AIFM Limited	TH RE AIFM Group Limited	100
Henderson Real Estate Asset Management Limited	TH RE FCACO Limited	100
Henderson Real Estate Singapore Private Limited	TH RE Group Holdings Limited	100
Henderson Shopping Centre Verwaltungs GmbH	Henderson Real Estate Asset Management Limited	100
Henderson UK OM (LP1) (GP) Limited	TH RE Group Holdings Limited	100
Henderson UK OM (LP1) Limited	Henderson UK OM (LP1) (GP) Limited	100
Henderson UK OM (LP2) (GP) Limited	TH RE Group Holdings Limited	100
Henderson UK OM (LP2) Limited	Henderson UK OM (LP2) (GP) Limited	100
Henderson UK OM (LP3) (GP) Limited	TH RE Group Holdings Limited	100
Henderson UK OM (LP3) Limited	Henderson UK OM (LP3) (GP) Limited	100
Henderson UK Outlet Mall Partnership, LP	HGI OMP UK Limited (Non-TIAA)	100
HGI Immobilien GmbH	R&V Lebensversicherung AG	50
HGI Immobilien GmbH	TH RE Group Holdings Limited	50
Hobson Avenue Vineyard, LLC	Silverado Premium Properties, LLC	100
HPF-GLB Fund II, LLC	GLB HA II, LLC (Non-TIAA)	25
HPF-GLB Fund II, LLC	NA Property Fund Holdings, L.L.C.	75
HSCF Exeter (Jersey) Limited	Non-TIAA 3rd Party LPs	100
HSCF Feeder (Jersey) Limited	Non-TIAA 3rd Party LPs	100
HV Freehold S.à r.l	HV Properties S.à r.l	100
HV Properties S.à r.l	Cityhold Sterling S.à r.l	100
I 595 Toll Road, LLC	TIAA Infrastructure Investments, LLC	100
IAI Australia Fund II Pty, Ltd	International Agricultural Investors Fund II, LLC	100

Exhibit A

IAI Australia Fund II Trust	International Agricultural Investors Fund II, LLC	100
IAI Australia Pty, Ltd	International Agricultural Investors, LLC	100
IAI Australia Trust	International Agricultural Investors, LLC	100
IAI USA Fund II, LLC	International Agricultural Investors Fund II, LLC	100
IAI USA, LLC	International Agricultural Investors, LLC	100
Inception GP LLC	Teachers Insurance and Annuity Association of America	100
Inception Partners III, LP	Inception GP LLC	0
Inception Partners III, LP	Teachers Insurance and Annuity Association of America	100
Inception Partners IV, LP	Inception GP LLC	0
Inception Partners IV, LP	Teachers Insurance and Annuity Association of America	49
Inception Partners V, LP	Inception GP LLC	0
Inception Partners V, LP	Teachers Insurance and Annuity Association of America	49
Infra Alpha LLC	Teachers Insurance and Annuity Association of America	100
Innesbrook Apartments, LLC	CASA Partners V Holdings, L.L.C.	100
International Agricultural Investors Fund II, LLC	Helgram Investments, LLC	0.132
International Agricultural Investors Fund II, LLC	Cozad Asset Management, Inc.	0.143
International Agricultural Investors Fund II, LLC	Global Agricultural Partners, Inc.	0.7151
International Agricultural Investors Fund II, LLC	Ceres Agricultural Properties, LLC	99.0099
International Agricultural Investors, LLC	Helgram Investments, LLC	0.0992
International Agricultural Investors, LLC	Cozad Asset Management, Inc.	0.1103
International Agricultural Investors, LLC	Global Agricultural Partners, Inc.	0.5513
International Agricultural Investors, LLC	Ceres Agricultural Properties, LLC	99.2392

Exhibit A

International Agricultural Management, LLC	Helgram Investments, LLC	50
International Agricultural Management, LLC	Westchester Group Investment Management, Inc.	50
Investmenti Commerciali Meraville S.r.l.	T-C Meraville S.r.l.	100
IPOPEMA 87 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych	Renewable Timber Resources LLC	1
IPOPEMA 87 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych	Renewable Timber Europe, LLC	99
Ipopema 95 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych (“FIZAN”)	Global Timber International, LLC	100
Iris Brasil Participacoes Ltda.	TIAA-CREF Global Agriculture II BR, LLC	0.01
Iris Brasil Participacoes Ltda.	Helios Brasil Participacoes, Ltda	99.99
Islazul Centro Comercial S.L	Islazul HoldCo S.L	100
Islazul General Partner S.à.r.l.	TH RE Group Holdings Limited	100
Islazul HoldCo S.L	Islazul Joint Venture S.à r.l.	100
Islazul Joint Venture Feeder Société en Commandite Spéciale	Teachers Insurance and Annuity Association of America	5
Islazul Joint Venture Feeder Société en Commandite Spéciale	Islazul General Partner S.à.r.l.	95
Islazul Joint Venture S.à r.l.	Islazul Joint Venture Feeder Société en Commandite Spéciale	100
Janus Brasil Participacoes, S.A.	Radar Propriedades Agricolas SA	5.55
Janus Brasil Participacoes, S.A.	Iris Brasil Participacoes Ltda.	49
Janus Brasil Participacoes, S.A.	Cosan S.A. Industria E Comercio	51
Janus Brasil Participacoes, S.A.	Helios Brasil Participacoes, Ltda	94.45
Jatobá Propriedades Agrícolas Ltda.	Cosan S.A. Industria E Comercio	0.01
Jatobá Propriedades Agrícolas Ltda.	Janus Brasil Participacoes, S.A.	99.99
Jequitibá Propriedades Agrícolas Ltda	Cosan S.A. Industria E Comercio	0.01

Exhibit A

Jequitibá Propriedades Agrícolas Ltda	Janus Brasil Participacoes, S.A.	99.99
JWL Properties, Inc.	485 Properties, LLC	100
Kaspick & Company, LLC	TIAA-CREF Redwood, LLC	100
KS Freehold S.à r.l	Cityhold Sterling S.à r.l	100
KS Leasehold S.à r.l	Cityhold Sterling S.à r.l	100
L&C Log Co, LLC	Lewis & Clark Timberlands, LLC	100
L&C Special Member Holdco, LLC	TIAA-CREF Asset Management LLC	100
L&C Tree Farms, LLC	Lewis & Clark Timberlands, LLC	100
L&C TRS LLC	L&C Tree Farms, LLC	100
Laney Directional Drilling (Texas), LLC	Laney Directional Drilling Co.	100
Laney Directional Drilling Co.	LDD Acquisition Corp	100
Laney Directional Drilling do Brasil Perfuracoes LTDA	Laney Directional Drilling (Texas), LLC	0.01
Laney Directional Drilling do Brasil Perfuracoes LTDA	Laney Directional Drilling Co.	99.99
Lewis & Clark Timberlands, LLC	Teachers Insurance and Annuity Association of America	100
Light Street Partners, LLP	Teachers REA, LLC	10
Light Street Partners, LLP	Teachers REA II, LLC	90
Loma del Rio Vineyards LLC	Premiere Agricultural Properties, LLC	45
Loma del Rio Vineyards LLC	Global AG Properties USA LLC	55
Loma Verde, LLC	Silverado Premium Properties, LLC	100
London Belgrave Unit Trust	Cityhold UK Investment S.à r.l	0.23
London Belgrave Unit Trust	Cityhold UK Holding S.à r.l	99.77
Lower Columbia Tree Farm, LLC	GreenWood Tree Farm Fund, LP	100

Exhibit A

Madison Dell Ranch Apartments, LLC	CASA Grande Investments I, LLC	100
Mandala Food Co-Investment Holdings II SPV	Occator Agricultural Properties, LLC	100
Mansilla Participacoes Ltda	Demeter Agricultural Properties, LLC	0.1
Mansilla Participacoes Ltda	Teachers Insurance and Annuity Association of America	99.9
Mansion Apartments, LLC	CASA Partners IV, L.P.	100
Marsino Vineyard, LLC	Silverado Premium Properties, LLC	100
McCommas Bluff Holdings LLC	North American Sustainable Energy Fund, L.P.	36.9
McCommas Bluff Holdings LLC	Energy Power Partners I, L.P.	63.1
MDR L&M Apartments, LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
Megatrends European Holdings S.à r.l	European Cities Partnership SCSp	100
Merseylink (Finance) Limited	Merseylink (Holdings) Limited	100
Merseylink (Holdings) Limited	FCC Mersey Gateway Limited	25
Merseylink (Holdings) Limited	MG Bridge Investments Ltd (BBGI Entity)	37.5
Merseylink (Holdings) Limited	Wigg Investments Limited	37.5
Merseylink (Issuer) PLC	Merseylink (Finance) Limited	100
Merseylink Limited	Merseylink (Finance) Limited	100
Metro Centre Office Park, L.L.C.	NA Property Fund Holdings, L.L.C.	100
Mima Investor Member LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
ML CASA II Management, LLC	CASA Grande Investments II, LP	100

Exhibit A

ML CASA II, L.P.	ML CASA II Management, LLC	0.1
ML CASA II, L.P.	CASA Grande Investments II, LP	99.9
ML CASA III Management, LLC	Global Investors GP, L.L.C.	0
ML CASA III Management, LLC	CASA Partners III, L.P.	100
ML CASA III, L.P.	ML CASA III Management, LLC	0.1
ML CASA III, L.P.	CASA Partners III, L.P.	99.9
ML CASA IV Management, LLC	Global Investors GP, L.L.C.	0
ML CASA IV Management, LLC	CASA Partners IV, L.P.	100
ML CASA IV, L.P.	ML CASA IV Management, LLC	0.1
ML CASA IV, L.P.	CASA Partners IV, L.P.	99.9
ML CASA V Management, LLC	Global Investors GP II, L.L.C.	0
ML CASA V Management, LLC	CASA Partners V Holdings, L.L.C.	100
ML CASA V, L.P.	ML CASA V Management, LLC	0
ML CASA V, L.P.	CASA Partners V Holdings, L.L.C.	100
ML CASA VI Management, LLC	CASA Partners VI GP, LLC	0
ML CASA VI Management, LLC	CASA Partners VI Holdings, LLC	100
ML CASA VI, LP	ML CASA VI Management, LLC	0
ML CASA VI, LP	CASA Partners VI Holdings, LLC	100
ML CASA VII Management, LLC	CASA Partners VII Holdings, LLC	100

Exhibit A

ML CASA VII, LP	ML CASA VII Management, LLC	0.01
ML CASA VII, LP	CASA Partners VII Holdings, LLC	99.99
MLVI Boca Vista Apartments, LLC	ML CASA VI, LP	100
MLVI Martha’s Vineyard Apartments, LLC	ML CASA VI, LP	100
MLVI Park Lake Apartments, LLC	ML CASA VI, LP	100
MLVI Paseo Apartments, LLC	ML CASA VI, LP	100
MLVI Pointe At Crabtree Apartments, LLC	ML CASA VI, LP	100
MLVI Symphony Place Apartments, LLC	ML CASA VI, LP	100
MMSL Access GP, LLC	Nuveen Alternative Investments, LLC	100
Monterrey Forestal GWR SAS	GreenWood Resources, Inc.	100
Montgomery Street CLO Debt Fund LLC	Neil L. Rudolph	0
Municipal Cash Portfolio LLC	Nuveen Asset Management, LLC	0
MyVest Corporation	Teachers Insurance and Annuity Association of America	100
NA Property Fund Holdings, L.L.C.	GLB HA II, LLC (Non-TIAA)	25
NA Property Fund Holdings, L.L.C.	North American Property Fund, L.P.	75
ND 70SMA LLC	ND Properties, Inc.	100
ND Europe Office Holding S.à r.l	ND Europe S.a.r.l.	100
ND Europe S.a.r.l.	ND Properties, Inc.	100
ND Festival Place LLC	ND Properties, Inc.	100
ND Properties, Inc.	Teachers Insurance and Annuity Association of America	100
Neptune Annopol SP Zo.o.	Neptune Polish Property Venture BV	100
Neptune Holding Spain, S.L.	Neptune Property Venture S.à r.l.	100

Exhibit A

Neptune Krakow SP Z .O.O.	Neptune Polish Property Venture BV	100
Neptune OPCI	Neptune Property Venture S.à r.l.	100
Neptune Polish Property Venture BV	Neptune Property Venture S.à r.l.	100
Neptune Property Venture S.à r.l.	Neinver Nemab S.à r.l (Lu)	50
Neptune Property Venture S.à r.l.	T-C Neptune Holdings S.à r.l.	50
Neptune Roppenheim 1 S.à r.l.	Neptune Property Venture S.à r.l.	100
Neptune Roppenheim 2 S.à r.l.	Neptune Property Venture S.à r.l.	100
Neptune Roppenheim Holding S.à r.l	Neptune Property Venture S.à r.l.	100
New Fetter Lane Unit Trust	Cityhold UK Investment S.à r.l	0.1
New Fetter Lane Unit Trust	Cityhold UK Holding S.à r.l	99.9
NGC-Pilot Investments, LLC	Narrow Gauge Capital GP, LLC (Non-TIAA)	3.2
NGC-Pilot Investments, LLC	Siguler Guff Pilot Holdings, LLC (Non-TIAA)	48.4
NGC-Pilot Investments, LLC	Teachers Insurance and Annuity Association of America	48.4
Nightingale LuxCo S.à r.l.	T-C Europe S.à.r.l.	100
Norteshopping Centro Comercial S.A. Portuguese SA	Norteshopping Retail & Leisure B.V.	100
Norteshopping Retail & Leisure B.V.	ND Properties, Inc.	50
Norteshopping Retail & Leisure B.V.	Sierra European Retail Real Estate Assets Holdings B.V.	50
North American Property Fund, L.P.	Global Investors GP IV, L.L.C.	0.0001
North American Property Fund, L.P.	Phoenix Life Insurance Company	9.62481
North American Property Fund, L.P.	Utah State Retirement Investment Fund - Non TIAA	90.37519
North American Sustainable Energy Fund, L.P.	North American Sustainable Energy GP, LLC	0.1
North American Sustainable Energy Fund, L.P.	TIAA Infrastructure Investments, LLC	99.9

Exhibit A

North American Sustainable Energy GP, LLC	TIAA Infrastructure Investments, LLC	99.9
North American Sustainable Energy Manager, LLC	TIAA Infrastructure Investments, LLC	100
Nova Agricola Ponte Alta S.A.	Cosan S.A. Industria E Comercio	0.01
Nova Agricola Ponte Alta S.A.	Radar Propriedades Agricolas SA	99.99
Nova Amaralina S.A. Propriedades Agrícolas	Cosan S.A. Industria E Comercio	0.01
Nova Amaralina S.A. Propriedades Agrícolas	Radar Propriedades Agricolas SA	99.99
Nova Gaia Brasil Participaco Ltda.	TIAA-CREF Global Agriculture BR, LLC	0.01
Nova Gaia Brasil Participaco Ltda.	TIAA-CREF Global Agriculture LLC	99.99
Nova Ibiajara Propriedades Agrícolas S.A.	Cosan S.A. Industria E Comercio	0.001
Nova Ibiajara Propriedades Agrícolas S.A.	Tellus Brasil Participações S.A.	99.999
Nova Santa Barbara Agrícola S.A.	Cosan S.A. Industria E Comercio	0.01
Nova Santa Barbara Agrícola S.A.	Radar Propriedades Agricolas SA	100
Nova Star Oil and Gas Inc.	Polar Star Canadian Oil and Gas Holding, Inc.	100
NRFC Inception II, LP	Teachers Insurance and Annuity Association of America	49
NRFC Inception, LP	Teachers Insurance and Annuity Association of America	49
Nuveen Alternative Investments, LLC	Nuveen Investments, Inc.	100
Nuveen Asset Management, LLC	Nuveen Fund Advisors, LLC	100
Nuveen Commodities Asset Management, LLC	Nuveen Investments, Inc.	100
Nuveen Diversified Commodity Fund	Nuveen Commodities Asset Management, LLC	0.01
Nuveen Fund Advisors, LLC	Nuveen Investments, Inc.	100
Nuveen Global Investments Holdings, LLC	Nuveen Investments, Inc.	100
Nuveen Global Investments Ltd	Nuveen Global Investments Holdings, LLC	100

Exhibit A

Nuveen Global Investors Funds PLC	Nuveen Controlled Board of Directors	11
Nuveen Holdings 1, Inc.	TIAA Asset Management Finance Company, LLC	100
Nuveen Holdings 1, Inc.	TIAA Asset Management Finance Company, LLC	100
Nuveen Holdings, Inc.	TIAA Asset Management Finance Company, LLC	100
Nuveen Investments Advisers, LLC	Nuveen Investments, Inc.	100
Nuveen Investments Canada Co.	Nuveen Investments Holdings, Inc.	100
Nuveen Investments Holdings, Inc.	Nuveen Investments, Inc.	100
Nuveen Investments, Inc.	Nuveen Holdings, Inc.	100
Nuveen Long/Short Commodity Total Return Fund	Nuveen Commodities Asset Management, LLC	0
Nuveen NWQ Holdings, LLC	Nuveen Investments, Inc.	100
Nuveen Tradewinds Holdings, LLC	Nuveen Investments, Inc.	100
Nuveen WCM Holdings, LLC	Nuveen Investments, Inc.	100
NWQ Investment Management Company, LLC	Nuveen NWQ Holdings, LLC	100
NWQ Partners, LLC	Nuveen NWQ Holdings, LLC	100
Oak Knoll Napa Vineyards, LLC	Silverado WineGrowers, LLC	100
Oakville 38 Vineyard, LLC	Global AG Properties II USA LLC	100
Occator Agricultural Properties, LLC	Teachers Insurance and Annuity Association of America	100
Oleum Holding Company, Inc.	Teachers Insurance and Annuity Association of America	100
Olympe (Holding)	Bruyeres I SAS	100
One Boston Place LLC	One Boston Place Real Estate Investment Trust	100
One Boston Place Real Estate Investment Trust	SITQ BST REIT, LP	49.75
One Boston Place Real Estate Investment Trust	Teachers Insurance and Annuity Association of America	50.25

Exhibit A

Overlook At Woodholme Apartments, LLC	CASA Partners VI Holdings, LLC	100
Overture 7 Fund, L.P.	Symphony Asset Management LLC	45.51
Owings Park Apartments, LLC	CASA Partners V Holdings, L.L.C.	100
Paddington Central III Unit Trust	Cityhold Participations S.à r.l	0.256
Paddington Central III Unit Trust	KS Freehold S.à r.l	99.744
Pan-European Logistics Venture SCSp	TH Real Estate PELV GP S.à r.l	0.001
Pan-European Logistics Venture SCSp	Non-TIAA 3rd Party LPs	99.999
Park At City West Apartments, LLC	CASA Partners V Holdings, L.L.C.	100
Park At Winterset Apartments Funding, LLC	CASA Partners V Holdings, L.L.C.	100
Park At Winterset Apartments, LLC	Park At Winterset Apartments Funding, LLC	100
Pelican Cove Apartment Homes, LLC	CASA Partners III, L.P.	100
PELV Alovera S. L.	PELV Spain Holdings S. L.	100
PELV Amiens	PELV OPCI	0.001
PELV Amiens	PELV France	99.999
PELV Bruyeres	PELV OPCI	0.001
PELV Bruyeres	PELV France	99.999
PELV BV	PELV Holdings S.à r.l	100
PELV CV	PELV BV	0.001
PELV CV	Pan-European Logistics Venture SCSp	99.999
PELV France	PELV France Holdings S.à r.l	0.001
PELV France	PELV OPCI	99.999
PELV France Holdings S.à r.l	PELV Holdings S.à r.l	100

Exhibit A

PELV Germany Holdings S.à r.l	PELV Holdings S.à r.l	100
PELV Holdings S.à r.l	Pan-European Logistic Venture (Non-TIAA)	100
PELV Lagny	PELV OPCI	0.001
PELV Lagny	PELV France	99.999
PELV OPCI	PELV France Holdings S.à r.l	100
PELV Spain Holdings S. L.	PELV Holdings S.à r.l	100
PELV Villabe	PELV OPCI	0.001
PELV Villabe	PELV France	99.999
Pennmuni-TIAA U.S. Real Estate Fund, LLC	T-C SMA 2, LLC	20
Pennmuni-TIAA U.S. Real Estate Fund, LLC	Pennsylvania Municipal Retirement System	80
Pepper Building Associates LP	T-C Pepper Building GP LLC	0.1
Pepper Building Associates LP	Teachers Insurance and Annuity Association of America	99.9
Pine Tree-SAU Retail Fund, L.L.C.	Pine Tree-SAU Investor 1, L.L.C.	5
Pine Tree-SAU Retail Fund, L.L.C.	Special Account-U, L.P.	95
Plata Wine Partners, LLC	Plata Managers LLC	10
Plata Wine Partners, LLC	Plata Advisors LLC	45
Plata Wine Partners, LLC	The Plata Wine Partners Trust	45
Polar Star Canadian Oil and Gas Holding, Inc.	Oleum Holding Company, Inc.	100
Polar Star Canadian Oil and Gas, Inc.	Polar Star Canadian Oil and Gas Holding, Inc.	100
Prairie Point Complex, L.L.C.	NA Property Fund Holdings, L.L.C.	100
Premiere Agricultural Management International, LLC	Helgram Investments, LLC	13.3333
Premiere Agricultural Management International, LLC	Westchester Group Investment Management, Inc.	86.6667

Exhibit A

Premiere Agricultural Properties, LLC	Ceres Agricultural Properties, LLC	100
Premiere Columbia Properties, LLC	Ceres Agricultural Properties, LLC	100
Premiere Farm Properties, LLC	Ceres Agricultural Properties, LLC	100
Promcat Alternativa, S.L.	Neptune Holding Spain, S.L.	100
Proud Participações S.A.	Cosan S.A. Industria E Comercio	0.01
Proud Participações S.A.	Radar II Propriedades Agrícolas S.A.	100
Provence 110	REA Europe S.a.r.l.	100
Quercus Algoma Corporation	Quercus Forestland Account, LLC	100
Quercus Algoma Land Corporation	Quercus Algoma Corporation	100
Quercus Forestland Account, LLC	Quercus Forestland Advisors, LLC	1
Quercus Forestland Account, LLC	Broadleaf Timberland Investments, LLC	99
Quercus Panama LLC	Quercus Forestland Account, LLC	100
Quercus West Virginia LLC	Quercus Forestland Account, LLC	100
Radar II Propriedades Agrícolas S.A.	Mansilla Participacoes Ltda	34.95
Radar II Propriedades Agrícolas S.A.	Cosan S.A. Industria E Comercio	60.05
Radar Propriedades Agricolas SA	Radar II Propriedades Agrícolas S.A.	15.31
Radar Propriedades Agricolas SA	Cosan S.A. Industria E Comercio	18.92
Radar Propriedades Agricolas SA	Mansilla Participacoes Ltda	65.77
Red Canyon PP Condominium Association, Inc.	T-C Palomino Red Canyon LLC	100
Regency Dell Ranch Apartments, LLC	CASA Grande Investments I, LLC	100
Renaissance Plaza Castle, LLC	Castle-Renaissance, LLC	100
Renewable Timber Europe, LLC	Teachers Insurance and Annuity Association of America	100

Exhibit A

Renewable Timber Netherlands B.V.	Renewable Timber Europe, LLC	100
Renewable Timber Resources LLC	Teachers Insurance and Annuity Association of America	100
Retail Housing IDF, LLC	AGL Life Assurance Company Separate Account GVA 5 (Non TIAA)	100
RGM 42, L.L.C.	Mima Investor Member LLC	70
Rhapsody Fund, L.P.	Symphony Asset Management LLC	0.47
Rittenhouse Apartments, LLC	CASA Partners IV, L.P.	100
River Oaks Apartments, LLC	CASA Partners VI Holdings, LLC	100
Rodgers Creek Vineyard LLC	Silverado WineGrowers, LLC	100
Roosevelt Participation S.à r.l	Cityhold Office Partnership S.à r.l	100
Roppenheim Holding SAS	Neptune OPCI	100
Roppenheim Outlet SNC	Neptune Roppenheim Holding S.à r.l	0.01
Roppenheim Outlet SNC	Roppenheim Holding SAS	99.99
Rue de L’Universite 154	Cityhold Office Partnership S.à r.l	100
Runaway Bay, LLC	CASA Partners IV, L.P.	100
Samambaia Propriedades Agrícolas Ltda	Cosan S.A. Industria E Comercio	0.01
Samambaia Propriedades Agrícolas Ltda	Janus Brasil Participacoes, S.A.	99.99
San Regis, LLC	CASA Partners III, L.P.	100
Santa Barbara Asset Management, LLC	Nuveen Investments, Inc.	100
Santa Fe Ranch, LLC	CASA Grande Investments II, LP	100

Exhibit A

SARL Des Brateaux	Villabe SAS	100
SARL Servin (Holding)	Bruyeres II SAS	100
SAS Malachite	TIAA Lux 9 S.a.r.l.	100
SAS Roosevelt	Cityhold Office Partnership S.à r.l	100
ScanTech Sciences, Inc.	Occator Agricultural Properties, LLC	12.5
Seneca Industrial Holdings, LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
SHF-33D North Apts, LLC	CASA Student Housing Fund Holdings, LLC	100
SHF-Millennium One Apts, LLC	CASA Student Housing Fund Holdings, LLC	100
SHF-The Rocks Apts, LLC	CASA Student Housing Fund Holdings, LLC	100
Silk Road Holdings Pte. Ltd.	China Designer Outlet Mall SA	7.5
Silverado Gonzales Vineyards, LLC	Silverado Premium Properties, LLC	100
Silverado Los Alamos Vineyards, LLC	Silverado Premium Properties, LLC	100
Silverado Monterey Vineyards, LLC	Silverado Premium Properties, LLC	100
Silverado Premium Properties, LLC	Dionysus Properties, LLC	100
Silverado SLO Vineyards, LLC	Silverado Premium Properties, LLC	100
Silverado Sonoma Vineyards, LLC	Silverado Premium Properties, LLC	100
Silverado Suscol, LLC	Silverado WineGrowers, LLC	100
Silverado Sweetwater Vineyards, LLC	Silverado Premium Properties, LLC	100
Silverado Winegrowers Holdings, LLC	Dionysus Properties, LLC	100
Silverado WineGrowers, LLC	Silverado Winegrowers Holdings, LLC	100
Silverhill Winchester 1 Limited	Winchester Silverhill Limited	100
Silverhill Winchester 2 Limited	Silverhill Winchester 1 Limited	100

Exhibit A

Silverwood Apartments, LLC	CASA Grande Investments II, LP	100
SNC Garnet-TIAA	TIAA Lux 9 S.a.r.l.	0.01
SNC Garnet-TIAA	SAS Malachite	99.99
SNC La Défense	TIAA Lux 9 S.a.r.l.	0.01
SNC La Défense	SAS Malachite	99.99
SNC Lazuli	TIAA Lux 9 S.a.r.l.	0.01
SNC Lazuli	SAS Malachite	99.99
SNC Péridot	TIAA Lux 9 S.a.r.l.	0.01
SNC Péridot	SAS Malachite	99.99
SNC Roosevelt	Roosevelt Participation S.à r.l	0.01
SNC Roosevelt	SAS Roosevelt	99.99
Social Infra, LLC	Teachers Insurance and Annuity Association of America	100
Special Account-U, L.P.	Global Investors GP, L.L.C.	0.01
Special Account-U, L.P.	Utah State Retirement Investment Fund - Non TIAA	99.99
SPP Napa Vineyards, LLC	Silverado Premium Properties, LLC	100
Springing Druid, Inc.	CASA Partners V Holdings, L.L.C.	100
SSF-1 LLC	Symphony Specialty Finance LLC	46.16
Stage Gulch Ridge Vineyard, LLC	Silverado WineGrowers, LLC	100
Stanly Ranch Vineyards, LLC	Silverado Premium Properties, LLC	100

Exhibit A

Stonegate Complex GP, L.L.C.	NA Property Fund Holdings, L.L.C.	100
Stonegate Complex, L.P.	Stonegate Complex GP, L.L.C.	0.01
Stonegate Complex, L.P.	NA Property Fund Holdings, L.L.C.	99.99
Strategic Commodities Fund, Ltd.	Gresham Investment Management LLC	0.0099
Strategic Commodities Fund, Ltd.	Non-TIAA Owners	99.9901
Sugarloaf East Vineyard, LLC	Global AG Properties II USA LLC	100
Sugarloaf Vineyard, LLC	Global AG Properties USA LLC	100
Sunpointe Cove, LLC	CASA Grande Investments II, LP	100
Suscol Mountain Vineyards, LLC	Silverado Premium Properties, LLC	100
Sweden Nova Lund 1 AB	T-C Nordics Investment AB	100
Sweden Nova Lund 2 AB	T-C Nordics Investment AB	100
SWG Delta Vineyards, LLC	Silverado WineGrowers, LLC	100
SWG Paso Vineyards, LLC	Silverado WineGrowers, LLC	100
Symphony Asset Management LLC	Nuveen Investments Holdings, Inc.	49
Symphony Asset Management LLC	Nuveen Investments, Inc.	51
Symphony CLO Opportunities Master Fund, L.P.	Symphony Asset Management LLC	0.19
Symphony CLO Opportunities Master Fund, L.P.	Non-TIAA 3rd Party LPs	99.81
Symphony Specialty Finance LLC	Nuveen Investments, Inc.	46.16
T-C 101 Miller Street Holding Company LLC	Teachers Insurance and Annuity Association of America	100

Exhibit A

T-C 101 Miller Street LLC	T-C 101 Miller Street Holding Company LLC	100
T-C 1101 Pennsylvania Avenue LLC	T-C GA Real Estate Holdings LLC	100
T-C 1101 Pennsylvania Avenue Owner LLC	Reit Shareholders	0.1
T-C 1101 Pennsylvania Avenue Owner LLC	T-C 1101 Pennsylvania Avenue Venture LLC	99.9
T-C 1101 Pennsylvania Avenue Venture LLC	NBIM Woodrow Evening Star WDC LLC	49.9
T-C 1101 Pennsylvania Avenue Venture LLC	T-C 1101 Pennsylvania Avenue LLC	50.1
T-C 1500 Owens, LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C 1608 Chestnut General Partner LLC	U.S. Cities Fund Operating LP	100
T-C 1608 Chestnut Limited Partner LLC	U.S. Cities Fund Operating LP	100
T-C 1619 Walnut Street GP LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C 2 Herald Square Member LLC	T-C GA Real Estate Holdings LLC	100
T-C 2 Herald Square Owner LLC	Reit Shareholders	0.1
T-C 2 Herald Square Owner LLC	T-C 2 Herald Square Venture LLC	99.9
T-C 2 Herald Square Venture LLC	NBIM Woodrow	49.9
T-C 2 Herald Square Venture LLC	T-C 2 Herald Square Member LLC	50.1
T-C 20 Hunter Street (AUS) Pty Ltd	Teachers Insurance and Annuity Association of America	100
T-C 20 Hunter Street (AUS) Trust	T-C 20 Hunter Street (US) LLC	100
T-C 20 Hunter Street (US) LLC	Teachers Insurance and Annuity Association of America	100
T-C 200 Milik Street LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C 200 W 72nd Street LLC	T-C SP, Inc.	0
T-C 200 W 72nd Street LLC	Teachers REA, LLC	100
T-C 225 Binney, LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100

Exhibit A

T-C 2300 Broadway LLC	T-C GA Real Estate Holdings LLC	100
T-C 33 Arch Street LLC	Reit Shareholders	0.1
T-C 33 Arch Street LLC	T-C 33 Arch Street Venture LLC	99.9
T-C 33 Arch Street Member LLC	T-C GA Real Estate Holdings LLC	100
T-C 33 Arch Street Venture LLC	NBIM Woodrow 33 Arch St Bos LLC	49.9
T-C 33 Arch Street Venture LLC	T-C 33 Arch Street Member LLC	50.1
T-C 3333 Wisconsin Avenue, LLC	U.S. Cities Fund Operating LP	100
T-C 40 Broad Street LLC	U.S. Cities Fund Operating LP	100
T-C 400 Montgomery, LLC	Teachers Insurance and Annuity Association of America	100
T-C 401 West 14th Street Member LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C 425 Park Avenue LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C 430 West 15th Street LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C 470 Park Avenue South Member LLC	T-C GA Real Estate Holdings LLC	100
T-C 470 Park Avenue South Owner LLC	Reit Shareholders	0.1
T-C 470 Park Avenue South Owner LLC	T-C 470 Park Avenue South Venture LLC	99.9
T-C 470 Park Avenue South Venture LLC	NBIM Woodrow 470 PAS NYC LLC	49.9
T-C 470 Park Avenue South Venture LLC	T-C 470 Park Avenue South Member LLC	50.01
T-C 475 Fifth Avenue LLC	Reit Shareholders	0.1
T-C 475 Fifth Avenue LLC	T-C 475 Fifth Avenue Venture LLC	99.9
T-C 475 Fifth Avenue Member LLC	T-C GA Real Estate Holdings LLC	100
T-C 475 Fifth Avenue Venture LLC	NBIM Woodrow 475 Fifth Ave NYC LLC	49.9
T-C 475 Fifth Avenue Venture LLC	T-C 475 Fifth Avenue Member LLC	50.1

Exhibit A

T-C 4th & Madison LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C 501 Boylston Street LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C 51 Sleeper Street LLC	U.S. Cities Fund Operating LP	100
T-C 526 Route 46 LLC	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100
T-C 55 Second Street, LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C 636 Sixth Avenue Retail LLC	U.S. Cities Fund Operating LP	100
T-C 680 Belleville LLC	TIAA Realty, LLC	100
T-C 685 Third Avenue LLC	T-C 685 Third Avenue Venture LLC	100
T-C 685 Third Avenue Member LLC	Teachers Insurance and Annuity Association of America	100
T-C 685 Third Avenue Venture LLC	The Future Fund Board of Guardians as Beneficial Investor	49.99
T-C 685 Third Avenue Venture LLC	T-C 685 Third Avenue Member LLC	50.01
T-C 699 Bourke Street LLC	Teachers Insurance and Annuity Association of America	100
T-C 701 Brickell LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C 77 Central LLC	Teachers Insurance and Annuity Association of America	100
T-C 780 Third Avenue Member LLC	Teachers REA, LLC	100
T-C 780 Third Avenue Owner LLC	T-C 780 Third Avenue Member LLC	100
T-C 800 17th Street NW Member LLC	T-C GA Real Estate Holdings LLC	100
T-C 800 17th Street NW Owner LLC	125 REIT Preferred Members	0.1
T-C 800 17th Street NW Owner LLC	T-C 800 17th Street NW Venture LLC	99.9
T-C 800 17th Street NW Venture LLC	NBIM Woodrow	49.9
T-C 800 17th Street NW Venture LLC	T-C 800 17th Street NW Member LLC	50.1
T-C 888 Brannan Member LLC	T-C GA Real Estate Holdings LLC	100

Exhibit A

T-C 888 Brannan Owner LLC	T-C 888 Brannan Venture LLC	100
T-C 888 Brannan TRS LLC	T-C 888 Brannan Owner LLC	100
T-C 888 Brannan Venture LLC	NBIM Woodrow 888 Brannan LLC	49.9
T-C 888 Brannan Venture LLC	T-C 888 Brannan Member LLC	50.1
T-C 919 N. Michigan Avenue Retail LLC	T-C GA Real Estate Holdings LLC	100
T-C Ashford Meadows LLC	T-C SP, Inc.	0
T-C Ashford Meadows LLC	Teachers REA, LLC	100
T-C Ashton Judiciary LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C Aspira LLC	T-C GA Real Estate Holdings LLC	100
T-C Australia RE Holdings I, LLC	Teachers Insurance and Annuity Association of America	100
T-C Australia RE Holdings II, LLC	T-C Australia RE Holdings I, LLC	100
T-C Barton Springs LLC	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100
T-C Century Plaza LLC	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100
T-C Charleston Plaza, LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C Copley, LLC	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100
T-C Coronado LLC	U.S. Cities Fund REIT LLC	100
T-C Cypress Park West LLC	U.S. Cities Fund Operating LP	100
T-C Des Peres Corners LLC	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100
T-C Ellington, LLC	U.S. Cities Fund Operating LP	100
T-C Europe Holding, Inc.	Teachers Insurance and Annuity Association of America	100
T-C Europe S.à.r.l.	T-C Europe, LP	100
T-C Europe, LP	T-C Europe Holding, Inc.	1

Exhibit A

T-C Europe, LP	Teachers Insurance and Annuity Association of America	99
T-C Fairway Center II LLC	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100
T-C Falls Center Townhouses LLC	U.S. Cities Fund Operating LP	100
T-C Five Oaks LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C Forum At Carlsbad LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C Foundry Square II Member LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C Foundry Square II Owner LLC	Reit Shareholders	0.1
T-C Foundry Square II Owner LLC	T-C Foundry Square II Venture LLC	99.9
T-C Foundry Square II Venture LLC	NBIM Woodrow	49.9
T-C Foundry Square II Venture LLC	T-C Foundry Square II Member LLC	50.1
T-C Four Oaks General Partner LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C Four Oaks Place LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C Franklin Square Member LLC	T-C GA Real Estate Holdings LLC	100
T-C Franklin Square Venture LLC	T-C Franklin Square Member LLC	50.1
T-C GA Real Estate Holdings LLC	Teachers Insurance and Annuity Association of America	100
T-C Hall of States Member LLC	T-C GA Real Estate Holdings LLC	100
T-C Hall Of States Owner LLC	125 REIT Preferred Members	0.1
T-C Hall Of States Owner LLC	T-C Hall Of States Venture LLC	99.9
T-C Hall Of States Venture LLC	NBIM Woodrow	49.9
T-C Hall Of States Venture LLC	T-C Hall of States Member LLC	50.1
T-C H-T REIT LLC	T-C H-T Venture LLC	100
T-C H-T Venture LLC	T-C HV Member LLC	51

Exhibit A

T-C HV Member LLC	Teachers Insurance and Annuity Association of America	100
T-C Illinois Street, LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C International Plaza Investor GP LLC	T-C International Plaza Reit LLC	100
T-C International Plaza Investor LP LLC	T-C International Plaza Reit LLC	100
T-C International Plaza Reit LLC	Reit Shareholders	0.1
T-C International Plaza Reit LLC	T-C Super Regional Mall Venture LLC	99.9
T-C JK I LLC	Teachers Insurance and Annuity Association of America	100
T-C JK II LLC	Teachers Insurance and Annuity Association of America	100
T-C King Street Station LLC	U.S. Cities Fund Operating LP	100
T-C Kings Crossing LLC	T-C GA Real Estate Holdings LLC	100
T-C Las Vegas Retail Investor LLC	T-C Las Vegas Retail REIT LLC	100
T-C Las Vegas Retail REIT LLC	T-C Super Regional Mall Venture LLC	100
T-C Legacy At Westwood LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C Legacy Place Member LLC	T-C GA Real Estate Holdings LLC	100
T-C Legend At Kierland LLC	T-C SP, Inc.	0
T-C Legend At Kierland LLC	Teachers REA, LLC	100
T-C Lux Fund Holdings LLC	Teachers Insurance and Annuity Association of America	100
T-C Lux Investments GP S.a r.l.	TH RE Group Holdings Limited	100
T-C Lux Investments Special Limited Partnership	T-C Lux Investments GP S.a r.l.	100
T-C Luxembourg Neptune Holding S.à r.l.	T-C Europe S.à r.l	100
T-C Mass Court, LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C Meraville S.r.l.	ECF Italian Venture S.à r.l	100

Exhibit A

T-C Midwest REIT LLC	Reit Shareholders	0.2
T-C Midwest REIT LLC	T-C Super Regional Mall Venture LLC	99.8
T-C Midwest Retail LLC	T-C Midwest REIT LLC	100
T-C Montecito LLC	T-C SP, Inc.	0
T-C Montecito LLC	Teachers REA, LLC	100
T-C Montgomery Mall LLC	T-C Montgomery Mall REIT LLC	100
T-C Montgomery Mall REIT LLC	Reit Shareholders	0.2
T-C Montgomery Mall REIT LLC	T-C Super Regional Mall Venture LLC	99.8
T-C Mt. Ommaney Centre Holding Company LLC	Teachers Insurance and Annuity Association of America	100
T-C Mt. Ommaney Centre LLC	T-C Mt. Ommaney Centre Holding Company LLC	100
T-C Mt. Ommaney Centre LLC	Teachers Insurance and Annuity Association of America	100
T-C Neptune Holdings S.à r.l.	T-C Luxembourg Neptune Holding S.à r.l.	100
T-C Neuperlach Development S.a.r.l.	SAS PIAL 34 (Non-TIAA)	49
T-C Neuperlach Development S.a.r.l.	ND Europe S.a.r.l.	51
T-C Newbury Common LLC	U.S. Cities Fund Operating LP	100
T-C Nordics Investment AB	Nightingale LuxCo S.à r.l.	100
T-C Ocean Air LLC	TCAM Core Property Fund REIT 2 LLC	100
T-C Palatine LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C Palomino Blue Ridge LLC	T-C SP, Inc.	0
T-C Palomino Blue Ridge LLC	Teachers REA, LLC	100
T-C Palomino Green River LLC	T-C SP, Inc.	0
T-C Palomino Green River LLC	Teachers REA, LLC	100

Exhibit A

T-C Palomino Red Canyon LLC	T-C SP, Inc.	0
T-C Palomino Red Canyon LLC	Teachers REA, LLC	100
T-C Park 19 LLC	U.S. Cities Fund Operating LP	100
T-C Pearl Reit 2 LLC	T-C U.S. Super Regional Mall Fund LP	99.9
T-C PEP Asset S.a.r.l.	T-C PEP Holding S.à r.l	100
T-C PEP Holding S.à r.l	SAS PIAL 34 (Non-TIAA)	49
T-C PEP Holding S.à r.l	ND Europe S.a.r.l.	51
T-C PEP Property S.a.r.l.	T-C PEP Holding S.à r.l	100
T-C Pepper Building GP LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C Phoenician LLC	T-C SP, Inc.	0
T-C Phoenician LLC	Teachers REA, LLC	100
T-C Port Northwest Development LLC	TIAA Realty, LLC	100
T-C Potomac Promenade LLC	U.S. Cities Fund Operating LP	100
TC Rancho Cucamonga LLC	Teachers REA, LLC	100
T-C RDC, LLC	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100
T-C REA 400 Fairview Investor LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C Regents Court LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C Republic Square Member LLC	T-C GA Real Estate Holdings LLC	100
T-C Republic Square Mezzanine LLC	T-C Republic Square Reit LLC	100
T-C Republic Square Owner LLC	T-C Republic Square Mezzanine LLC	100
T-C Republic Square Reit LLC	125 REIT Preferred Members	0.01
T-C Republic Square Reit LLC	T-C Republic Square Venture LLC	99.9

Exhibit A

T-C Republic Square Venture LLC	T-C Republic Square Member LLC	50.1
T-C Roosevelt Square LLC	U.S. Cities Fund Operating LP	100
T-C San Montego TX LLC	T-C SP, Inc.	0
T-C San Montego TX LLC	Teachers REA, LLC	100
T-C Savier Street Flats LLC	U.S. Cities Fund Operating LP	100
T-C SBMC Joint Venture LLC	Teachers Insurance and Annuity Association of America	100
T-C Scripps Ranch LLC	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100
T-C Shoppes At Monarch Lakes LLC	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100
T-C SMA 2, LLC	Teachers Insurance and Annuity Association of America	100
T-C SMA I, LLC	Teachers Insurance and Annuity Association of America	100
T-C SMA III, LLC	Teachers Insurance and Annuity Association of America	100
T-C Southside At Mcewen Retail LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C SP, Inc.	Teachers REA, LLC	100
T-C State House On Congress Apartments LLC	U.S. Cities Fund Operating LP	100
T-C Stonecrest LLC	U.S. Cities Fund Operating LP	100
T-C Super Regional Mall Venture LLC	Starllam, LLC	49.98689
T-C Super Regional Mall Venture LLC	TIAA Super Regional Mall Member Sub LLC	50.01311
T-C The Caruth LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C The Colorado LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C The Edge At Flagler Village LLC	Teachers Insurance and Annuity Association of America	100
T-C The Manor at Flagler Village LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C The Manor LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100

Exhibit A

T-C Tradition At Kierland LLC	T-C SP, Inc.	0
T-C Tradition At Kierland LLC	Teachers REA, LLC	100
T-C Trio Apartments LLC	U.S. Cities Fund Operating LP	100
T-C U.S. Super Regional Mall Fund Gp LLC	TIAA Alternative Holdings, LLC	100
T-C U.S. Super Regional Mall Fund LP	T-C U.S. Super Regional Mall Fund Gp LLC	0
T-C U.S. Super Regional Mall Fund LP	T-C Mall Fund Initial Limited Partner LLC	100
T-C UK RE Holdings I, LLC	Teachers Insurance and Annuity Association of America	100
T-C UK RE Holdings II, LLC	T-C UK RE Holdings I, LLC	100
T-C UK RE Holdings III, LLC	T-C UK RE Holdings II, LLC	100
T-C Uptown Apartments, LLC	Pennmuni-TIAA U.S. Real Estate Fund, LLC	100
T-C Valencia Town Center General Partner LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C Valencia Town Center Limited Partner LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
T-C Waterford Blue Lagoon General Partner LLC	Teachers Insurance and Annuity Association of America	100
T-C Waterford Blue Lagoon LLC	Teachers Insurance and Annuity Association of America	100
T-C Wisconsin Place Member LLC	Teachers REA, LLC	100
T-C Wisconsin Place Owner LLC	T-C Wisconsin Place Member LLC	100
TCAM Core Property Fund REIT 2 LLC	U.S. Cities Fund Operating LP	100
TCAM DOF GP LLC	TIAA-CREF LPHC, LLC	100
TCAS Global Investments LLC	TIAA-CREF Alternatives Services, LLC	100
TCAS Global Investments LLC	TIAA-CREF Alternatives Services, LLC	100
TCGA BT AIV, LLC	TIAA Alternative Holdings, LLC	100
TCGA II Investor Fund GP LLC	TIAA Alternative Holdings, LLC	100

Exhibit A

TCGA Investor Fund GP LLC	TIAA Alternative Holdings, LLC	100
TCPC Associates, LLC	485 Properties, LLC	100
TCT Holdings, Inc.	Teachers Insurance and Annuity Association of America	100
Teachers Advisors, LLC	TIAA Asset Management Finance Company, LLC	100
Teachers Insurance and Annuity Association of America	TIAA Board Of Overseers	100
Teachers Mayflower, LLC	Teachers Insurance and Annuity Association of America	100
Teachers Personal Investors Services, Inc.	TIAA-CREF Asset Management LLC	100
Teachers REA II, LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
Teachers REA, LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
TEFF Holdco LLC	Teachers Insurance and Annuity Association of America	100
TEFF Holding Sarl	TIAA European Farmland Fund LP	100
TEFF Investments BV	TEFF Holding Sarl	100
Tellus Bahia Propriedades Agrícolas Ltda.	Cosan S.A. Industria E Comercio	0.0001
Tellus Bahia Propriedades Agrícolas Ltda.	Tellus Brasil Participações S.A.	99.9999
Tellus Brasil Participações S.A.	Radar Propriedades Agricolas SA	0.0279
Tellus Brasil Participações S.A.	Nova Gaia Brasil Participaco Ltda.	0.4736
Tellus Brasil Participações S.A.	Terraviva Brasil Participacoes Ltda.	48.8986
Tellus Brasil Participações S.A.	Cosan S.A. Industria E Comercio	50.5999
Terra do Sol Propriedades Agrícolas S.A.	Cosan S.A. Industria E Comercio	0.0003
Terra do Sol Propriedades Agrícolas S.A.	Tellus Brasil Participações S.A.	99.9997
Terra Land Company	Westchester Group Investment Management, Inc.	100
Terra Ventosa Vineyards, LLC	Silverado Premium Properties, LLC	100

Exhibit A

Terrainvest Propriedades Agrícolas S.A.	Cosan S.A. Industria E Comercio	0.0004
Terrainvest Propriedades Agrícolas S.A.	Tellus Brasil Participações S.A.	99.9996
Terras da Ponte Alta S.A.	Cosan S.A. Industria E Comercio	0.01
Terras da Ponte Alta S.A.	Radar Propriedades Agricolas SA	99.99
Terraviva Brasil Participacoes Ltda.	TIAA-CREF Global Agriculture BR, LLC	0.01
Terraviva Brasil Participacoes Ltda.	Nova Gaia Brasil Participaco Ltda.	99.99
TGA 299 Franklin LLC	Teachers Insurance and Annuity Association of America	100
TGA 70 Federal Street LLC	Teachers Insurance and Annuity Association of America for the benifit of its Separate Real Estate Account	100
TGA Japan Holdings, LLC	Teachers Insurance and Annuity Association of America	100
TGAM Agribusiness Fund GP LLC	AGR Partners LLC	100
TGAM Agribusiness Fund LP	Christine Taylor	0
TGAM Agribusiness Fund LP	Heather Davis	0.02
TGAM Agribusiness Fund LP	John Leland MacCarthy Revocable Trust	0.04
TGAM Agribusiness Fund LP	Jose Minaya	0.04
TGAM Agribusiness Fund LP	John S. Goodreds	0.06
TGAM Agribusiness Fund LP	2007 Knudsen Family Trust Dated 8.16.07	0.14
TGAM Agribusiness Fund LP	Teachers Insurance and Annuity Association of America	99.7
TGAM APAC LLC	TGAM Subsidiary HC LLC	33.3333
TGAM APAC LLC	TIAA International Subsidary HC LLC	33.3333
TGAM APAC LLC	TIAA-CREF International Holdings LLC	33.3333
TGAM Asia LLC	TGAM Subsidiary HC LLC	33.3333
TGAM Asia LLC	TIAA International Subsidary HC LLC	33.3333

Exhibit A

TGAM Asia LLC	TIAA-CREF International Holdings LLC	33.3333
TGAM Churchill Fund GP LLC	Churchill Asset Management LLC	100
TGAM Churchill Middle Market Senior Loan Fund, LP	Teachers Insurance and Annuity Association of America	50
TGAM Churchill Middle Market Senior Loan Fund, LP	TGAM Churchill Fund GP LLC	50
TGAM Churchill Middle Market Senior Loan Fund, Offshore LP	Teachers Insurance and Annuity Association of America	50
TGAM Churchill Middle Market Senior Loan Fund, Offshore LP	TGAM Churchill Fund GP LLC	50
TGAM HK HC LLC	TGAM APAC LLC	25
TGAM HK HC LLC	TGAM Asia LLC	25
TGAM HK HC LLC	TIAA International APAC LLC	25
TGAM HK HC LLC	TIAA International Asia LLC	25
TGAM Services, LLC	TIAA Global Asset Management LLC	100
TGAM Subsidiary HC LLC	TIAA-CREF International Holdings LLC	100
TH Property Holdings, L.L.C.	TIAA Alternative Holdings, LLC	100
TH RE Administration Limited	TIAA Henderson Real Estate Limited	100
TH RE Administration US LLC	TH RE US Holdings LLC	100
TH RE AIFM Group Limited	TIAA Henderson Real Estate Limited	100
TH RE Corporate Secretarial Services Limited	TH RE Group Holdings Limited	100
TH RE FCACO Limited	TIAA Henderson Real Estate Limited	100
TH RE Group Holdings Limited	TIAA Henderson Real Estate Limited	100
TH RE Italy S.r.I	TH RE Group Holdings Limited	100
TH RE Operations Limited	TH RE Group Holdings Limited	100
TH RE US Holdings LLC	TH RE US Limited	100

Exhibit A

TH RE US Limited	TIAA Henderson Real Estate Limited	100
TH Real Estate (Australia) Limited	TH RE Group Holdings Limited	100
TH Real Estate (France) SAS	TH RE Group Holdings Limited	100
TH Real Estate Global LLC	TIAA Alternative Holdings, LLC	100
TH Real Estate Limited	TH RE Group Holdings Limited	100
TH Real Estate PELV GP S.à r.l	TH RE Group Holdings Limited	100
TH Real Estate US LLC	TH RE US Holdings LLC	100
The ETAP Fund, LLC	Gresham Investment Management LLC	0
The ETAP Fund, Ltd.	Gresham Investment Management LLC	0
The ETAP Fund, Ltd.	Non-TIAA 3rd Party LPs	100
The ETAP Master Fund, Ltd.	Gresham Asset Management LLC	0.0036
The ETAP Master Fund, Ltd.	Non-TIAA Owners	99.9964
The Flats 130 DC Residential LLC	The Flats Holding Company LLC	100
The Flats 140 DC Residential LLC	The Flats Holding Company LLC	100
The Flats DC Grocery LLC	The Flats Holding Company LLC	100
The Flats Holding Company LLC	T-C GA Real Estate Holdings LLC	100
The Gresham A+ Fund LLC	Gresham Investment Management LLC	0.01
The Gresham A+ Fund, Ltd.	Gresham Investment Management LLC	0.0086
The Gresham A+ Fund, Ltd.	Non-TIAA Owners	99.9914
The Gresham A+ Master Fund, Ltd.	Gresham Asset Management LLC	0.01
The Gresham A+ Master Fund, Ltd.	Non-TIAA Owners	99.99
The Gresham DJF CommodityBuilder Fund, LLC	Gresham Investment Management LLC	0.0009

Exhibit A

The Gresham EJ Fund, Ltd.	Gresham Investment Management LLC	0
The Gresham EJ Fund, Ltd.	Non-TIAA Owners	100
The Gresham EJ Master Fund, Ltd.	Gresham Asset Management LLC	0.004
The Gresham EJ Master Fund, Ltd.	Non-TIAA Owners	99.996
The Gresham G+ Fund, LLC	Gresham Investment Management LLC	0.03
The Gresham G+ Fund, Ltd.	Gresham Investment Management LLC	0.06
The Gresham G+ Fund, Ltd.	Non-TIAA Owners	99.94
The Gresham G+ Master Fund, Ltd.	Gresham Asset Management LLC	0.0291
The Gresham G+ Master Fund, Ltd.	Non-TIAA Owners	99.9709
The Gresham Gold Plus Fund, Ltd.	Gresham Investment Management LLC	0
The Gresham Gold Plus Fund, Ltd.	Non-TIAA Owners	100
The Gresham MTAP Commodity Builder Fund, LLC	Gresham Investment Management LLC	0.01
The Gresham Qualifying Investor Funds PLC	Gresham Investment Management LLC	0
The Grove Apartments, LLC	CASA Grande Investments I, LLC	100
The Lantern Apartments LLC	CASA Grande Investments I, LLC	100
The Louis DC Residential LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
The Onshore ETAP Fund, L.L.C.	Gresham Investment Management LLC	0.0043
The Onshore Gresham A+ Fund, LLC	Gresham Investment Management LLC	0
The Plata Wine Partners Trust	Westchester Group Investment Management, Inc.	100
The Pointe At Chapel Hill Apartments, LLC	CASA Partners IV, L.P.	100
The Strategic Commodities Fund II LLC	Gresham Investment Management LLC	0.0149
The Strategic Commodities Fund LLC	Gresham Investment Management LLC	0.0099

Exhibit A

The Strategic Commodities Master Fund, Ltd.	Gresham Investment Management LLC	0.0016
The Strategic Commodities Master Fund, Ltd.	Non-TIAA Owners	99.9984
The TAP CommodityBuilder Fund, L.L.C.	Gresham Investment Management LLC	0.0042
The Tap Fund, LLC	Gresham Investment Management LLC	0.0016
The TAP Fund, Ltd.	Gresham Investment Management LLC	0
The TAP Fund, Ltd.	Non-TIAA Owners	100
The Tap Master Fund Ltd.	Gresham Investment Management LLC	0.0032
The Tap Master Fund Ltd.	Non-TIAA Owners	99.9968
The TAP WP Fund, LLC	Gresham Investment Management LLC	0.11
The TAP WP Master Fund, Ltd.	Gresham Investment Management LLC	100
The Tradewinds Institutional Investment Trust	Tradewinds Global Investors, LLC	0
The Woodley DC Residential LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
THRE Australia Real Estate Pty. Ltd.	TH Real Estate (Australia) Limited	100
THRE Global Investments LLC	485 Properties, LLC	100
THRE Melbourne Retail Asset 1 Pty. Ltd.	THRE Melbourne Retail Holding 1 Pty. Ltd.	100
THRE Melbourne Retail Holding 1 Pty. Ltd.	TH Real Estate (Australia) Limited	100
TIAA 485 Boca 54 LLC	485 Properties, LLC	100
TIAA 485 Clarendon, LLC	485 Properties, LLC	100
TIAA Alternative Holdings, LLC	TIAA-CREF Asset Management LLC	100
TIAA Asset Management Finance Company, LLC	TIAA Global Asset Management LLC	100
TIAA Australia Real Estate Trust	T-C Australia RE Holdings II, LLC	0.01
TIAA Australia Real Estate Trust	T-C Australia RE Holdings I, LLC	99.99

Exhibit A

TIAA Churchill Middle Market CLO I Ltd.	Maples FS Limited	100
TIAA Churchill Middle Market CLO II Ltd.	Maples FS Limited	100
TIAA CLO I LLC	TIAA CLO I, Ltd.	100
TIAA CLO I, Ltd.	Maples FS Limited	100
TIAA CMBS I Trust	TIAA CMBS I, LLC	100
TIAA CMBS I, LLC	Charisse Rodgers	0
TIAA CMBS I, LLC	Mark Serlen	0
TIAA CMBS I, LLC	Teachers Insurance and Annuity Association of America	100
TIAA Diamond Investor, LLC	Diamond Managers, L.P.	0.001
TIAA Diamond Investor, LLC	Teachers Insurance and Annuity Association of America	99.999
TIAA Diversified Public Investments, LLC	Teachers Insurance and Annuity Association of America	100
TIAA European Farmland Fund GP LP	TEFF Holdco LLC	50
TIAA European Farmland Fund GP LP	TIAA-CREF Alternatives Services, LLC	50
TIAA European Farmland Fund LP	TEFF Holdco LLC	50
TIAA European Farmland Fund LP	TIAA European Farmland Fund GP LP	50
TIAA Florida Mall, LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
TIAA Franklin Square, LLC	Reit Shareholders	0.1
TIAA Franklin Square, LLC	T-C Franklin Square Venture LLC	99.9
TIAA GBS Holding LLC	Teachers Insurance and Annuity Association of America	100
TIAA GBS Singapore Holding Company Pte. Ltd.	TIAA GBS Holding LLC	100
TIAA Gemini Office, LLC	485 Properties, LLC	100
TIAA Global AG Holdco LLC	Teachers Insurance and Annuity Association of America	100

Exhibit A

TIAA Global AG II Special Member LLC	TIAA-CREF Asset Management LLC	100
TIAA Global AG Special Member LLC	TIAA Alternative Holdings, LLC	100
TIAA Global Asset Management Australia Pty Ltd	TIAA-CREF International Holdings LLC	100
TIAA Global Asset Management Hong Kong Limited	TGAM HK HC LLC	100
TIAA Global Asset Management LLC	Teachers Insurance and Annuity Association of America	100
TIAA Global Asset Management London Limited	TIAA-CREF International Holdings LLC	100
TIAA Global Business Services (India) Private Limited	TIAA GBS Singapore Holding Company Pte. Ltd.	99
TIAA Global Equity Income, LLC	Teachers Insurance and Annuity Association of America	100
TIAA Global Public Investments, LLC	Teachers Insurance and Annuity Association of America	100
TIAA GTR Holdco LLC	Teachers Insurance and Annuity Association of America	100
TIAA Henderson Investment Consulting (Shanghai) Co., Ltd	TH RE Group Holdings Limited	100
TIAA Henderson Real Estate Enhanced Debt (GP) S.à.r.l.	TH RE Group Holdings Limited	100
TIAA Henderson Real Estate Enhanced Debt Fund SCSp-SIF	TIAA Henderson Real Estate Enhanced Debt (GP) S.à.r.l.	100
TIAA Henderson Real Estate Limited	TIAA International Holdings 1 Limited	1
TIAA Henderson Real Estate Limited	TIAA International Holdings 3 Limited	99
TIAA Infrastructure Investments, LLC	Teachers Insurance and Annuity Association of America	100
TIAA International APAC LLC	TGAM Subsidiary HC LLC	33.3333
TIAA International APAC LLC	TIAA International Subsidary HC LLC	33.3333
TIAA International APAC LLC	TIAA-CREF International Holdings LLC	33.3333
TIAA International Asia LLC	TGAM Subsidiary HC LLC	33.3333
TIAA International Asia LLC	TIAA International Subsidary HC LLC	33.3333
TIAA International Asia LLC	TIAA-CREF International Holdings LLC	33.3333

Exhibit A

TIAA International Holdings 1 Limited	TIAA-CREF International Holdings LLC	100
TIAA International Holdings 2 Limited	TIAA-CREF International Holdings LLC	100
TIAA International Holdings 3 Limited	TIAA International Holdings 2 Limited	100
TIAA International Subsidary HC LLC	TIAA-CREF International Holdings LLC	100
TIAA Lux 11 S.a.r.l.	SAS PIAL 34 (Non-TIAA)	49
TIAA Lux 11 S.a.r.l.	ND Europe S.a.r.l.	51
TIAA Lux 5 S.a.r.l.	SAS PIAL 34 (Non-TIAA)	49
TIAA Lux 5 S.a.r.l.	ND Properties, Inc.	51
TIAA Lux 8 S.a.r.l.	Chapone S.à r.l (AP1)	3
TIAA Lux 8 S.a.r.l.	Chaptwo S.à r.l (AP2)	3
TIAA Lux 8 S.a.r.l.	ND Europe Office Holding S.à r.l	6
TIAA Lux 8 S.a.r.l.	Cityhold Office Partnership S.à r.l	88
TIAA Lux 9 S.a.r.l.	ND Europe S.a.r.l.	100
TIAA Melbourne Retail Asset 1 Trust	TIAA Melbourne Retail Holding 1 Trust	100
TIAA Melbourne Retail Holding 1 Trust	TIAA Australia Real Estate Trust	100
TIAA Miami International Mall, LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
TIAA Oil And Gas Investments, LLC	Teachers Insurance and Annuity Association of America	100
TIAA Park Evanston, LLC	Teachers Insurance and Annuity Association of America	100
TIAA Realty, LLC	Teachers Insurance and Annuity Association of America	100
TIAA Separate Account VA-1 (VA-1)	Teachers Insurance and Annuity Association of America	100
TIAA SF One, LLC	Donald J. Puglisi	0
TIAA SF One, LLC	Teachers Insurance and Annuity Association of America	100

Exhibit A

TIAA SMA Strategies LLC	Teachers Insurance and Annuity Association of America	100
TIAA Stafford-Harrison LLC	ND Properties, Inc.	100
TIAA Super Regional Mall Member Sub LLC	Teachers Insurance and Annuity Association of America	100
TIAA SynGas, LLC	Teachers Insurance and Annuity Association of America	100
TIAA Timberlands I, LLC	Teachers Insurance and Annuity Association of America	100
TIAA Timberlands II, LLC	Teachers Insurance and Annuity Association of America	100
TIAA Union Place Phase I, LLC	Teachers Insurance and Annuity Association of America	100
TIAA West Town Mall, LLC	Teachers REA, LLC	100
TIAA Wind Investments LLC	TIAA Oil And Gas Investments, LLC	100
TIAA-CPPIB Commercial Mortgage Company REIT LLC	Reit Shareholders	0.01
TIAA-CPPIB Commercial Mortgage Company REIT LLC	TIAA-CPPIB Commercial Mortgage Company, L.P.	99.99
TIAA-CPPIB Commercial Mortgage Company, L.P.	T-C SMA III, LLC	1
TIAA-CPPIB Commercial Mortgage Company, L.P.	CPPIB Real Estate Debt Investments Inc.	49
TIAA-CPPIB Commercial Mortgage Company, L.P.	Teachers Insurance and Annuity Association of America	50
TIAA-CREF Alternatives Advisors, LLC	TIAA Alternative Holdings, LLC	100
TIAA-CREF Alternatives Services, LLC	TIAA Alternative Holdings, LLC	100
TIAA-CREF Asset Management Distressed Opportunities Fund, L.P.	TCAM DOF GP LLC	0.0007
TIAA-CREF Asset Management Distressed Opportunities Fund, L.P.	ASF IV Central Limited	49.9996
TIAA-CREF Asset Management Distressed Opportunities Fund, L.P.	Teachers Insurance and Annuity Association of America	49.9996
TIAA-CREF Asset Management LLC	TIAA Global Asset Management LLC	100
TIAA-CREF Asset Management UK Limited	TH RE FCACO Limited	100
TIAA-CREF Global Agriculture BR, LLC	TIAA-CREF Global Agriculture LLC	100

Exhibit A

TIAA-CREF Global Agriculture II BR, LLC	TIAA-CREF Global Agriculture II LLC	100
TIAA-CREF Global Agriculture II LLC	TIAA Global AG II Special Member LLC	0
TIAA-CREF Global Agriculture II LLC	Feeder Fund and HNW Investors	0.63
TIAA-CREF Global Agriculture II LLC	NMR Pension Fund	0.7
TIAA-CREF Global Agriculture II LLC	Cummins UK Pension Plan Trustee Ltd.	0.83
TIAA-CREF Global Agriculture II LLC	Environmental Agency Active Pension Fund	1
TIAA-CREF Global Agriculture II LLC	NCPP Investment Holding Company	1.37
TIAA-CREF Global Agriculture II LLC	Thales Pension Trustee Limited as Trustee of the Thales UK Pension Scheme	1.47
TIAA-CREF Global Agriculture II LLC	Labourers Pension Fund of Central and Eastern Canada	1.67
TIAA-CREF Global Agriculture II LLC	Ontario Power Generation Inc. Pension Fund	1.67
TIAA-CREF Global Agriculture II LLC	Ontario Power Generation Inc. On behalf of the Decommissioning Segregated Fund	2.25
TIAA-CREF Global Agriculture II LLC	Greater Manchester Pension Fund	2.33
TIAA-CREF Global Agriculture II LLC	Ontario Power Generation Inc. On behalf of the Used Fuel Segregated Fund	2.75
TIAA-CREF Global Agriculture II LLC	Islazul General Partner S.à.r.l.	3.33
TIAA-CREF Global Agriculture II LLC	SA Real Assets 2 Limited	3.33
TIAA-CREF Global Agriculture II LLC	CDP Infrastructures Fund G.P.	6.67
TIAA-CREF Global Agriculture II LLC	State of New Mexico State Investment Council	6.67
TIAA-CREF Global Agriculture II LLC	Stichting Pensioenfonds ABP	6.67
TIAA-CREF Global Agriculture II LLC	bcIMC Renewable Resource Investment Trust	10
TIAA-CREF Global Agriculture II LLC	Comptroller of the State of New York, as Trustee of the Common Retirement Fund (“CRF”)	10
TIAA-CREF Global Agriculture II LLC	TIAA Global AG Holdco LLC	11.67
TIAA-CREF Global Agriculture II LLC	AP2 Ag-land Investments KB	25

Exhibit A

TIAA-CREF Global Agriculture Investor Fund, LP	TCGA Investor Fund GP LLC	0
TIAA-CREF Global Agriculture Investor Fund, LP	TIAA-CREF Asset Management LLC	100
TIAA-CREF Global Agriculture LLC	TIAA-CREF Global Agriculture Investor Fund, LP	0.79
TIAA-CREF Global Agriculture LLC	Caisse -BCIMC	25
TIAA-CREF Global Agriculture LLC	AP2-AVWL-NPS Korea	32.5
TIAA-CREF Global Agriculture LLC	TIAA Global AG Holdco LLC	41.7
TIAA-CREF Global Separate Real Estate Company LLC	Teachers REA, LLC	100
TIAA-CREF Individual & Institutional Services, LLC	Teachers Insurance and Annuity Association of America	100
TIAA-CREF Insurance Agency, LLC	TIAA-CREF Life Insurance Company	100
TIAA-CREF International Holdings LLC	TIAA Alternative Holdings, LLC	100
TIAA-CREF Investment Management, LLC	TIAA-CREF Asset Management LLC	100
TIAA-CREF Life Insurance Company	Teachers Insurance and Annuity Association of America	100
TIAA-CREF LPHC, LLC	Teachers Insurance and Annuity Association of America	100
TIAA-CREF Luxembourg S.a.r.l.	TH RE Group Holdings Limited	100
TIAA-CREF Real Property Fund GP LLC	TIAA-CREF LPHC, LLC	100
TIAA-CREF Real Property Fund LP	TIAA-CREF Real Property Fund GP LLC	0.01
TIAA-CREF Real Property Fund LP	TIAA-CREF LPHC, LLC	99.99
TIAA-CREF Real Property Fund REIT LLC	125 REIT Preferred Members	0.01
TIAA-CREF Real Property Fund REIT LLC	TIAA-CREF Real Property Fund LP	99.99
TIAA-CREF Redwood, LLC	Teachers Insurance and Annuity Association of America	100
TIAA-CREF Trust Company, FSB	TCT Holdings, Inc.	100
TIAA-CREF Tuition Financing, Inc.	Teachers Insurance and Annuity Association of America	100

Exhibit A

TIAA-Stonepeak Investments I, LLC	Teachers Insurance and Annuity Association of America	100
TIAA-Stonepeak Investments II, LLC	Teachers Insurance and Annuity Association of America	100
T-Investment Properties Corp.	485 Properties, LLC	100
Toperone Agrícola S.A.	Cosan S.A. Industria E Comercio	0.01
Toperone Agrícola S.A.	Tparone Participações S.A.	99.99
Topertwo Agrícola S.A.	Cosan S.A. Industria E Comercio	0.01
Topertwo Agrícola S.A.	Tpartwo Participações S.A.	99.99
Topola Lasy spolka z o. o.	Renewable Timber Resources LLC	1
Topola Lasy spolka z o. o.	IPOPEMA 87 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych	99
Tparone Participações S.A.	Cosan S.A. Industria E Comercio	0.01
Tparone Participações S.A.	Tellus Brasil Participações S.A.	99.99
Tpartwo Participações S.A.	Cosan S.A. Industria E Comercio	0.01
Tpartwo Participações S.A.	Tellus Brasil Participações S.A.	99.99
Tramonto Apartments LLC	CASA Grande Investments I, LLC	100
TREA 1401 H, LLC	Teachers REA, LLC	100
TREA Florida Retail, LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
TREA Hub Investor Member LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
TREA Pacific Plaza, LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
TREA Retail Property Portfolio 2006 LLC	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	100
TREA Weston, LLC	Teachers REA, LLC	100
TREA Wilshire Rodeo, LLC	Teachers REA, LLC	100
TRPF 1525 Harvard Avenue LLC	TIAA-CREF Real Property Fund REIT LLC	100

Exhibit A

TRPF 51 Commerce Drive LLC	TIAA-CREF Real Property Fund REIT LLC	100
TRPF Global Investments, LLC	TIAA-CREF Real Property Fund REIT LLC	100
True Oak Napa Vineyard, LLC	Global AG Properties II USA LLC	21.875
TXCGL Properties, L.P.	CGL Management, LLC	0.01
TXCGL Properties, L.P.	CGL Investments, LLC	99.99
U.S. Cities Fund GP LLC	TIAA Alternative Holdings, LLC	100
U.S. Cities Fund LP	U.S. Cities Fund GP LLC	0.000074
U.S. Cities Fund LP	ND Properties, Inc.	7.98
U.S. Cities Fund Operating GP LLC	U.S. Cities Fund REIT LLC	100
U.S. Cities Fund Operating LP	U.S. Cities Fund Operating GP LLC	0.0001
U.S. Cities Fund Operating LP	U.S. Cities Fund REIT LLC	99.999
U.S. Cities Fund REIT LLC	U.S. Cities Fund LP	99
U.S. Cities Industrial Fund GP LLC	U.S. Cities Fund Operating LP	100
U.S. Cities Industrial Fund LP	U.S. Cities Fund Operating LP	100
U.S. Cities Industrial Fund REIT LLC	U.S. Cities Industrial Fund LP	100
U.S. Cities Multifamily Fund GP LLC	U.S. Cities Fund Operating LP	100
U.S. Cities Multifamily Fund LP	U.S. Cities Fund Operating LP	100
U.S. Cities Multifamily Fund Operating GP LLC	U.S. Cities Multifamily Fund REIT LLC	100
U.S. Cities Multifamily Fund REIT LLC	U.S. Cities Multifamily Fund LP	100
U.S. Cities Office Fund GP LLC	U.S. Cities Fund Operating LP	100
U.S. Cities Office Fund LP	U.S. Cities Fund Operating LP	100
U.S. Cities Office Fund Operating GP LLC	U.S. Cities Office Fund Reit LLC	100

Exhibit A

UK PPP Investments LP	Teachers Insurance and Annuity Association of America	37.5
Union Place Phase I, LLC	TIAA Union Place Phase I, LLC	100
Vale da Ponte Alta S.A.	Cosan S.A. Industria E Comercio	0.01
Vale da Ponte Alta S.A.	Radar II Propriedades Agrícolas S.A.	99.99
Vanquish Properties (UK) Limited Partnership	LEADENHALL UNIT TRUST	33.33
Vanquish Properties (UK) Limited Partnership	VANQUISH I UNIT TRUST	33.33
Vanquish Properties (UK) Limited Partnership	VANQUISH II UNIT TRUST	33.33
Vanquish Properties GP Limited	Vanquish Properties LP Limited	100
Vanquish Properties GP Nominee 1 Limited	Vanquish Properties GP Limited	100
Vanquish Properties GP Nominee 2 Limited	Vanquish Properties GP Limited	100
Vanquish Properties GP Nominee 3 Limited	Non-TIAA Owners	100
Vanquish Properties GP Nominee 4 Limited	Non-TIAA Owners	100
Vanquish Properties LP Limited	BNP Paribas Jersey Trust Corporation Limited and Anley Trustees Limited ATO CLOF	33.3
Vanquish Properties LP Limited	Henderson CLOF II Vanquish Limited	33.3
Vanquish Properties LP Limited	AIMCO Leadenhall Holdings Sarl	33.4
Villabe SAS	ND Europe S.a.r.l.	100
Vista Pointe Apartments, LLC	CASA Partners IV, L.P.	100
W R C Properties, LLC	Teachers Insurance and Annuity Association of America	100
Walk Apartments, LLC	CASA Partners III, L.P.	100
Walnut Street Retail Investors, L.P.	T-C 1619 Walnut Street GP LLC	0.5
Walnut Street Retail Investors, L.P.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	99.5
Waterford at The Lakes Apartments, LLC	CASA Partners V Holdings, L.L.C.	100

Exhibit A

Waterford Blue Lagoon LP	T-C Waterford Blue Lagoon General Partner LLC	1
Waterford Blue Lagoon LP	Non-TIAA Owners	49
Waterford Blue Lagoon LP	T-C Waterford Blue Lagoon LLC	50
Waterford Blue Lagoon Reit General Partner LLC	Waterford Blue Lagoon LP	100
Waterford Blue Lagoon Reit LP	Waterford Blue Lagoon Reit General Partner LLC	0
Waterford Blue Lagoon Reit LP	Waterford Blue Lagoon LP	100
Waterford Core General Partner LLC	Waterford Blue Lagoon LP	100
Waterford Core Operating LP	Waterford Core General Partner LLC	0
Waterford Core Operating LP	Waterford Blue Lagoon LP	100
Waterford Park Apartments, LLC	CASA Partners V Holdings, L.L.C.	100
Westchester Group Asset Management, Inc.	Westchester Group Investment Management, Inc.	100
Westchester Group Farm Management, Inc.	Westchester Group Investment Management, Inc.	100
Westchester Group Investment Management Holding Company, Inc.	TIAA Alternative Holdings, LLC	100
Westchester Group Investment Management, Inc.	Global Agricultural Partners, Inc. (Non-TIAA)	15
Westchester Group Investment Management, Inc.	Westchester Group Investment Management Holding Company, Inc.	85
Westchester Group of Australia Pty Ltd	Westchester Group Investment Management, Inc.	100
Westchester Group of Europe Limited	Westchester Group Investment Management, Inc.	100
Westchester Group of Poland sp.z o.o.	Westchester Group of Europe Limited	100
Westchester Group Real Estate, Inc.	Westchester Group Investment Management, Inc.	100
Westchester Group South America Gestao De Investimentos Ltda.	Westchester Group Real Estate, Inc.	1
Westchester Group South America Gestao De Investimentos Ltda.	Westchester Group Investment Management, Inc.	99
Westland At Waterford General Partner LLC	Westland At Waterford Reit LP	100

Exhibit A

Westland At Waterford Operating LP	Westland At Waterford General Partner LLC	0
Westland At Waterford Operating LP	Westland At Waterford Reit LP	100
Westland At Waterford Reit General Partner LLC	Waterford Blue Lagoon LP	100
Westland At Waterford Reit LP	Westland At Waterford Reit General Partner LLC	0
Westland At Waterford Reit LP	Waterford Blue Lagoon LP	100
Wigg (Holdings) Limited	UK PPP Investments LP	100
Wigg Investments Limited	Wigg (Holdings) Limited	100
Winchester Silverhill Limited	Non-TIAA 3rd Party LPs	100
Winslow Capital Management, LLC	Nuveen WCM Holdings, LLC	100

Item 27. Number of Contractowners

As of October 31, 2016 there were 189,556 owners of the contracts.

Item 28. Indemnification

Trustees, officers, and employees of TIAA may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Six of TIAA’s bylaws (see Exhibit 6(B)). Article Six provides that, to the extent permitted by law, TIAA will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was a trustee, officer, or employee of TIAA or, while a trustee, officer, or employee of TIAA, served any other organization in any capacity at TIAA’s request. To the extent permitted by law, such indemnification could include judgments, fines, amounts paid in settlement, and expenses, including attorney’s fees. TIAA has in effect an insurance policy that will indemnify its trustees, officers, and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) TIAA-CREF Individual & Institutional Services, LLC acts as principal underwriter for Registrant, College Retirement Equities Fund, TIAA Real Estate Account, TIAA-CREF Life Insurance Company Separate Account VA-1, TIAA-CREF Life Insurance Company Separate Accounts VLI-I and VLI-2, and TIAA Separate Account VA-1.

(b) Management

Name and Principal Business Address*	Positions and Offices with Underwriter
Kathie Jane Andrade	Manager, President, Chief Executive Officer, and Chairman of the Board
Rashmi Badwe	Manager
William Griesser	Manager
Christopher Weyrauch	Manager and President
Catherine McCabe	Manager
Eric Thomas Jones	Manager
Christy R. Lee	Controller and Chief Financial Officer
Jorge Gutierrez	Treasurer
Peter Anthony Kennedy	Manager and Vice President
Angela Kahrmann	Chief Operating Officer
Samuel A. Turvey	Chief Compliance Officer
Cherita Thomas	Secretary
Pamela Lee Lewis Marlborough	Vice President, Chief Legal Officer, Assistant Secretary
Steven Butzine	Anti-Money Laundering Officer
Patricia Adams	Managing Director

*	The principal business address is: TIAA-CREF Individual & Institutional Services, LLC, 730 Third Avenue, New York, NY 10017.

(c) Not Applicable.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain (Pierce Leahy) Archives, 22 Kimberly Road, East Brunswick, New Jersey 08816, Citistorage, 5 North

11th Street, Brooklyn, New York 11211, File Vault, 839 Exchange Street, Charlotte, North Carolina 28208, JP Morgan Chase Bank, N.A., 4 Chase Metrotech Center Brooklyn, New York 11245, and State Street Bank and Trust Company, located at 801 Pennsylvania Avenue, Kansas City, MO 64105.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Representations

Teachers Insurance and Annuity Association of America represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Teachers Insurance and Annuity Association of America.

TIAA represents that the No-Action Letters issued by the Staff of the Division of Investment Management on November 28, 1988 to the American Council of Life Insurance and August 30, 2012 to ING Life Insurance Company are being relied upon, and that the terms of those No-Action positions have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA Separate Account VA-3 certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 1st day of December, 2016.

TIAA SEPARATE ACCOUNT VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA (On behalf of Registrant and itself)

By:	/s/ PAUL J. VAN HEEST JR.
Name:	Paul J. Van Heest Jr.
Title:	Executive Vice President, TIAA and CREF Income Products

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons on December 1, 2016 in the capacities indicated.

Signature	Title

/s/ PAUL J. VAN HEEST JR. Paul J. Van Heest Jr.	Executive Vice President, TIAA and CREF Income Products (Principal Executive Officer)

/s/ VIRGINIA M. WILSON Virginia M. Wilson	Executive Vice President and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)

SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE

*	*
Jeffrey R. Brown	Maureen O’Hara

*	*
James R. Chambers	Donald K. Peterson

*	*
Sidney A Ribeau	Roger W. Ferguson, Jr.

*	*
Dorothy K. Robinson	Lisa W. Hess

*	*
Kim M. Sharan	David L. Shedlarz

*	*
Edward M. Hundert M.D.	Ronald L. Thompson

*	*
Lawrence H. Linden	Marta Tienda

/s/ RACHEL D. MENDELSON Rachel D. Mendelson Attorney-in-fact

*	Signed by Rachel D. Mendelson as attorney-in-fact pursuant to powers of attorney filed previously with the SEC, which are incorporated herein by reference.

Exhibit Index

(8)	(A2)	Form of Participation Agreement among American Beacon Advisors, Inc., Foreside Fund Services, LLC, and Teachers Insurance and Annuity Association of America

	(A3)	Form of Participation Agreement among Ariel Distributors, LLC and Teachers Insurance and Annuity Association of America

	(A4)	Form of Participation Agreement among The Advisors’ Inner Circle Fund II, Champlain Investment Partners LLC, SEI Investment Distribution Co., and Teachers Insurance and Annuity Association of America

	(A5)	Form of Participation Agreement among Delaware Investments Family of Funds, Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America

	(A6)	Form of Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc., and Teachers Insurance and Annuity Association of America

	(A7)	Form of Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America

	(A8)	Form of Participation Agreement among Lord Abbett Investment Trust, Lord Abbett & Co. LLC, Lord Abbett Distributor LLC, and Teachers Insurance and Annuity Association of America

	(A9)	Form of Participation Agreement among MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America

	(A10)	Form of Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America

	(A11)	Form of Participation Agreement among Parnassus Fund, Parnassus Investments, Parnassus Funds Distributor, and Teachers Insurance and Annuity Association of America

	(A12)	Form of Participation Agreement among Franklin Templeton Distributors, Inc. and Teachers Insurance and Annuity Association of America

	(A13)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America

	(A14)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A.

	(A15)	Form of Administrative Services Agreement among Ariel Investment Trust and Teachers Insurance and Annuity Association of America

	(A16)	Form of Administrative Services Agreement among Parnassus Investments and Teachers Insurance and Annuity Association of America